American Funds® Strategic Bond Fund
Investment portfolio
September 30, 2025
unaudited

Bonds, notes & other debt instruments 88.29% Mortgage-backed obligations 31.16% Federal agency mortgage-backed obligations 23.72%	Principal amount (000)	Value (000)
Fannie Mae Pool #CB3874 3.00% 6/1/2047 (a)	USD88	$79
Fannie Mae Pool #FS5372 3.50% 7/1/2049 (a)	168,164	157,149
Fannie Mae Pool #BO2975 3.00% 9/1/2049 (a)	407	359
Fannie Mae Pool #CA5220 3.00% 2/1/2050 (a)	51	45
Fannie Mae Pool #FM2793 3.00% 3/1/2050 (a)	160	141
Fannie Mae Pool #FM3635 3.00% 3/1/2050 (a)	144	127
Fannie Mae Pool #BQ0218 3.00% 8/1/2050 (a)	254	224
Fannie Mae Pool #CA6987 2.00% 9/1/2050 (a)	74,756	60,447
Fannie Mae Pool #FM4279 2.00% 9/1/2050 (a)	1,437	1,162
Fannie Mae Pool #BQ2143 2.50% 9/1/2050 (a)	1,528	1,289
Fannie Mae Pool #BQ3719 3.00% 9/1/2050 (a)	2,458	2,164
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	2,347	2,084
Fannie Mae Pool #BQ6356 2.00% 11/1/2050 (a)	35	28
Fannie Mae Pool #CA7737 2.50% 11/1/2050 (a)	35,746	30,561
Fannie Mae Pool #FM4783 2.00% 12/1/2050 (a)	36,639	29,645
Fannie Mae Pool #BQ4077 2.00% 12/1/2050 (a)	10,928	8,843
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (a)	25,388	20,673
Fannie Mae Pool #BR1698 3.00% 1/1/2051 (a)	921	812
Fannie Mae Pool #BR2666 2.00% 2/1/2051 (a)	7,329	6,001
Fannie Mae Pool #FS7385 2.00% 2/1/2051 (a)	110	89
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (a)	50	40
Fannie Mae Pool #FM6128 2.50% 2/1/2051 (a)	4,589	3,876
Fannie Mae Pool #FM5713 2.50% 2/1/2051 (a)	82	70
Fannie Mae Pool #CA8871 3.00% 2/1/2051 (a)	753	663
Fannie Mae Pool #CA9390 2.50% 3/1/2051 (a)	33,410	28,184
Fannie Mae Pool #MA4282 2.50% 3/1/2051 (a)	6,452	5,470
Fannie Mae Pool #BR3314 2.50% 3/1/2051 (a)	5,319	4,487
Fannie Mae Pool #FM6764 2.50% 3/1/2051 (a)	43	36
Fannie Mae Pool #BR3771 2.00% 4/1/2051 (a)	2,898	2,346
Fannie Mae Pool #BR7719 2.00% 4/1/2051 (a)	1,058	854
Fannie Mae Pool #FM6824 2.00% 4/1/2051 (a)	372	301
Fannie Mae Pool #MA4306 2.50% 4/1/2051 (a)	25,828	21,936
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (a)	4,410	3,720
Fannie Mae Pool #BR9703 2.50% 4/1/2051 (a)	1,585	1,337
Fannie Mae Pool #BR7725 2.50% 4/1/2051 (a)	1,289	1,087
Fannie Mae Pool #CB0046 3.00% 4/1/2051 (a)	121,802	107,153
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (a)	39,030	34,614
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (a)	4,744	4,219
Fannie Mae Pool #FM7071 3.00% 4/1/2051 (a)	377	332
Fannie Mae Pool #CB0520 2.50% 5/1/2051 (a)	2,498	2,107
Fannie Mae Pool #CB0396 2.50% 5/1/2051 (a)	1,890	1,595
Fannie Mae Pool #BT0971 2.50% 5/1/2051 (a)	1,319	1,113
Fannie Mae Pool #BR9622 2.50% 5/1/2051 (a)	493	416
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (a)	145	123
Fannie Mae Pool #FS5126 2.50% 5/1/2051 (a)	68	57
American Funds Strategic Bond Fund — Page 1 of 58

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FP0082 3.00% 5/1/2051 (a)	USD2,257	$1,985
Fannie Mae Pool #FM7803 2.00% 6/1/2051 (a)	9,670	7,939
Fannie Mae Pool #CB0910 2.50% 6/1/2051 (a)	110	93
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (a)	3,552	3,150
Fannie Mae Pool #CB1920 3.00% 6/1/2051 (a)	1,881	1,654
Fannie Mae Pool #BR2026 3.00% 6/1/2051 (a)	33	29
Fannie Mae Pool #CB1186 2.00% 7/1/2051 (a)	14,900	12,098
Fannie Mae Pool #FM7943 2.00% 7/1/2051 (a)	10,991	8,870
Fannie Mae Pool #BT1855 2.00% 7/1/2051 (a)	1,581	1,276
Fannie Mae Pool #BQ0991 2.50% 7/1/2051 (a)	7,413	6,254
Fannie Mae Pool #BT5004 3.00% 7/1/2051 (a)	324	285
Fannie Mae Pool #FM8197 2.00% 8/1/2051 (a)	204	165
Fannie Mae Pool #CB1373 2.00% 8/1/2051 (a)	118	95
Fannie Mae Pool #CB1394 2.50% 8/1/2051 (a)	18,508	15,613
Fannie Mae Pool #BT2760 2.50% 8/1/2051 (a)	18	16
Fannie Mae Pool #CB1408 3.00% 8/1/2051 (a)	1,744	1,541
Fannie Mae Pool #CB1409 3.00% 8/1/2051 (a)	996	876
Fannie Mae Pool #BT0186 3.00% 8/1/2051 (a)	90	79
Fannie Mae Pool #FM8662 3.00% 8/1/2051 (a)	71	63
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (a)	7,872	6,645
Fannie Mae Pool #BT9828 2.50% 9/1/2051 (a)	6,397	5,402
Fannie Mae Pool #BT9289 2.50% 9/1/2051 (a)	626	528
Fannie Mae Pool #FM9068 2.50% 10/1/2051 (a)	9,034	7,692
Fannie Mae Pool #CB1868 2.50% 10/1/2051 (a)	1,613	1,361
Fannie Mae Pool #FS3298 2.50% 10/1/2051 (a)	142	120
Fannie Mae Pool #FM9086 2.50% 10/1/2051 (a)	23	20
Fannie Mae Pool #FM8954 2.50% 10/1/2051 (a)	19	16
Fannie Mae Pool #FS4628 3.00% 10/1/2051 (a)	6,290	5,579
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (a)	18,243	14,802
Fannie Mae Pool #BU1027 2.00% 11/1/2051 (a)	412	333
Fannie Mae Pool #CB2095 3.00% 11/1/2051 (a)	17,721	15,595
Fannie Mae Pool #FM9933 3.00% 11/1/2051 (a)	1,802	1,590
Fannie Mae Pool #FM9350 3.00% 11/1/2051 (a)	928	817
Fannie Mae Pool #BU5859 3.00% 11/1/2051 (a)	133	117
Fannie Mae Pool #CB2097 3.00% 11/1/2051 (a)	39	34
Fannie Mae Pool #FS1069 2.00% 12/1/2051 (a)	34,768	28,058
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (a)	2,452	1,989
Fannie Mae Pool #BQ7452 2.00% 12/1/2051 (a)	1,166	944
Fannie Mae Pool #CB2361 2.00% 12/1/2051 (a)	619	500
Fannie Mae Pool #BU3058 2.50% 12/1/2051 (a)	2,882	2,433
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (a)	921	792
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (a)	913	783
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (a)	908	779
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (a)	690	583
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (a)	442	379
Fannie Mae Pool #BU6678 2.50% 12/1/2051 (a)	398	337
Fannie Mae Pool #BU7526 3.00% 12/1/2051 (a)	857	755
Fannie Mae Pool #CB2301 3.00% 12/1/2051 (a)	658	580
Fannie Mae Pool #BT5284 3.00% 12/1/2051 (a)	392	345
Fannie Mae Pool #BQ7041 2.00% 1/1/2052 (a)	27,107	21,875
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (a)	4,816	3,893
Fannie Mae Pool #CB2555 2.50% 1/1/2052 (a)	828	699
Fannie Mae Pool #CB2644 2.50% 1/1/2052 (a)	757	639
Fannie Mae Pool #FS3549 2.50% 1/1/2052 (a)	148	125
American Funds Strategic Bond Fund — Page 2 of 58

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BU7244 2.50% 1/1/2052 (a)	USD113	$95
Fannie Mae Pool #CB2785 2.50% 1/1/2052 (a)	100	85
Fannie Mae Pool #CB2639 2.50% 1/1/2052 (a)	22	18
Fannie Mae Pool #CB2666 3.00% 1/1/2052 (a)	3,850	3,386
Fannie Mae Pool #BU9641 3.00% 1/1/2052 (a)	1,906	1,679
Fannie Mae Pool #CB2668 3.00% 1/1/2052 (a)	365	321
Fannie Mae Pool #FS0780 3.00% 1/1/2052 (a)	229	202
Fannie Mae Pool #FS0124 3.00% 1/1/2052 (a)	41	36
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (a)	7,365	5,955
Fannie Mae Pool #BV2340 2.00% 2/1/2052 (a)	1,460	1,178
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (a)	1,206	976
Fannie Mae Pool #CB2850 2.00% 2/1/2052 (a)	38	31
Fannie Mae Pool #CB3155 2.00% 3/1/2052 (a)	8,010	6,483
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (a)	3,732	3,020
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (a)	3,227	2,616
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (a)	2,878	2,334
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (a)	1,706	1,380
Fannie Mae Pool #BV4169 2.00% 3/1/2052 (a)	1,682	1,360
Fannie Mae Pool #FS1978 2.50% 3/1/2052 (a)	4,495	3,792
Fannie Mae Pool #BT8111 2.50% 3/1/2052 (a)	302	256
Fannie Mae Pool #CB3995 2.50% 3/1/2052 (a)	299	254
Fannie Mae Pool #BT2305 2.50% 3/1/2052 (a)	300	254
Fannie Mae Pool #FS0831 3.00% 3/1/2052 (a)	20,314	17,864
Fannie Mae Pool #BV5102 3.00% 3/1/2052 (a)	939	827
Fannie Mae Pool #FS1372 3.00% 3/1/2052 (a)	162	142
Fannie Mae Pool #FS5083 3.00% 3/1/2052 (a)	133	117
Fannie Mae Pool #FS6861 3.00% 3/1/2052 (a)	69	60
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (a)	40,141	32,524
Fannie Mae Pool #FS7498 2.00% 4/1/2052 (a)	17,839	14,456
Fannie Mae Pool #CB3345 2.00% 4/1/2052 (a)	5,959	4,821
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (a)	3,305	2,676
Fannie Mae Pool #BV4658 2.00% 4/1/2052 (a)	396	322
Fannie Mae Pool #FS2638 2.50% 4/1/2052 (a)	5,789	4,895
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (a)	2,480	2,092
Fannie Mae Pool #CB3353 2.50% 4/1/2052 (a)	985	831
Fannie Mae Pool #BV3853 2.50% 4/1/2052 (a)	859	727
Fannie Mae Pool #BU8802 2.50% 4/1/2052 (a)	425	360
Fannie Mae Pool #FS7500 2.50% 4/1/2052 (a)	112	95
Fannie Mae Pool #BU9507 2.50% 4/1/2052 (a)	64	54
Fannie Mae Pool #BU8905 2.50% 4/1/2052 (a)	25	21
Fannie Mae Pool #CB3366 3.00% 4/1/2052 (a)	4,415	3,890
Fannie Mae Pool #BV8117 3.00% 4/1/2052 (a)	1,988	1,750
Fannie Mae Pool #FS7061 3.00% 4/1/2052 (a)	1,226	1,078
Fannie Mae Pool #FS4377 3.00% 4/1/2052 (a)	883	776
Fannie Mae Pool #BV5386 3.00% 4/1/2052 (a)	564	496
Fannie Mae Pool #BV5392 3.50% 4/1/2052 (a)	1,091	998
Fannie Mae Pool #BV6617 3.50% 4/1/2052 (a)	394	360
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (a)	7,516	6,098
Fannie Mae Pool #FS5387 2.50% 5/1/2052 (a)	3,809	3,213
Fannie Mae Pool #BV9818 2.50% 5/1/2052 (a)	594	503
Fannie Mae Pool #BU6941 2.50% 5/1/2052 (a)	248	210
Fannie Mae Pool #CB3665 2.50% 5/1/2052 (a)	24	20
Fannie Mae Pool #BV8809 3.00% 5/1/2052 (a)	1,988	1,749
Fannie Mae Pool #BV5578 3.00% 5/1/2052 (a)	1,940	1,710
American Funds Strategic Bond Fund — Page 3 of 58

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS4815 3.00% 5/1/2052 (a)	USD1,753	$1,543
Fannie Mae Pool #CB3496 3.00% 5/1/2052 (a)	945	833
Fannie Mae Pool #BV9262 3.00% 5/1/2052 (a)	938	825
Fannie Mae Pool #BT7819 3.00% 5/1/2052 (a)	200	176
Fannie Mae Pool #BT8113 3.00% 5/1/2052 (a)	93	82
Fannie Mae Pool #BU8818 3.50% 5/1/2052 (a)	742	678
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (a)	5,192	4,205
Fannie Mae Pool #FS9860 2.00% 6/1/2052 (a)	724	586
Fannie Mae Pool #BW3559 2.50% 6/1/2052 (a)	953	810
Fannie Mae Pool #FS5293 2.50% 6/1/2052 (a)	407	344
Fannie Mae Pool #FS5035 2.50% 6/1/2052 (a)	85	72
Fannie Mae Pool #FS6634 3.00% 6/1/2052 (a)	17,926	15,765
Fannie Mae Pool #BV5622 3.00% 6/1/2052 (a)	1,514	1,334
Fannie Mae Pool #BV8865 3.00% 6/1/2052 (a)	741	652
Fannie Mae Pool #BW3072 3.00% 6/1/2052 (a)	190	168
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (a)	10,702	8,661
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (a)	8,106	6,838
Fannie Mae Pool #CB4274 2.50% 7/1/2052 (a)	7,249	6,121
Fannie Mae Pool #MA4652 2.50% 7/1/2052 (a)	183	155
Fannie Mae Pool #BW6397 3.00% 7/1/2052 (a)	632	556
Fannie Mae Pool #BW7290 3.00% 7/1/2052 (a)	575	506
Fannie Mae Pool #CB4360 3.00% 8/1/2052 (a)	1,996	1,757
Fannie Mae Pool #FS2654 4.00% 8/1/2052 (a)	10,550	9,978
Fannie Mae Pool #CB4384 4.50% 8/1/2052 (a)	95,593	93,714
Fannie Mae Pool #MA4769 2.00% 9/1/2052 (a)	373	302
Fannie Mae Pool #BX3196 3.00% 9/1/2052 (a)	164	145
Fannie Mae Pool #FA1404 3.00% 9/1/2052 (a)	74	65
Fannie Mae Pool #FS9324 3.50% 9/1/2052 (a)	444	406
Fannie Mae Pool #CB4548 4.00% 9/1/2052 (a)	8,168	7,717
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (a)	11,307	11,014
Fannie Mae Pool #BV8052 4.50% 9/1/2052 (a)	6,110	5,958
Fannie Mae Pool #BW7702 4.50% 9/1/2052 (a)	— (b)	— (b)
Fannie Mae Pool #BX0959 3.00% 10/1/2052 (a)	122	107
Fannie Mae Pool #CB4801 4.50% 10/1/2052 (a)	10,940	10,679
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (a)	145,717	145,296
Fannie Mae Pool #FS5994 5.00% 10/1/2052 (a)	124,412	124,072
Fannie Mae Pool #FS5554 4.50% 11/1/2052 (a)	12,168	11,828
Fannie Mae Pool #BV7577 4.50% 11/1/2052 (a)	8,663	8,421
Fannie Mae Pool #BW1392 3.00% 12/1/2052 (a)	622	548
Fannie Mae Pool #MA4932 3.00% 1/1/2053 (a)	1,982	1,743
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (a)	17,741	17,296
Fannie Mae Pool #BW5065 5.00% 1/1/2053 (a)	5,499	5,478
Fannie Mae Pool #CB5633 4.50% 2/1/2053 (a)	58,485	57,010
Fannie Mae Pool #BX5114 5.00% 2/1/2053 (a)	36,816	36,588
Fannie Mae Pool #BW1849 5.00% 2/1/2053 (a)	1,621	1,616
Fannie Mae Pool #BX6074 5.00% 3/1/2053 (a)	72,274	72,061
Fannie Mae Pool #FS4142 5.00% 3/1/2053 (a)	63,644	63,460
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)	10,507	10,839
Fannie Mae Pool #MA5000 3.50% 4/1/2053 (a)	496	454
Fannie Mae Pool #CB6303 4.50% 5/1/2053 (a)	5,009	4,874
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (a)	4,275	4,274
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (a)	8,475	8,581
Fannie Mae Pool #BW9777 3.00% 6/1/2053 (a)	1,988	1,749
Fannie Mae Pool #MA5062 3.00% 6/1/2053 (a)	64	56
American Funds Strategic Bond Fund — Page 4 of 58

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS6793 4.00% 6/1/2053 (a)	USD2,021	$1,907
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (a)	64	65
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (a)	39	40
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (a)	29	30
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (a)	17,690	14,339
Fannie Mae Pool #FS8875 3.00% 7/1/2053 (a)	1,968	1,732
Fannie Mae Pool #CB6626 4.00% 7/1/2053 (a)	361	340
Fannie Mae Pool #CB7075 4.00% 9/1/2053 (a)	55,093	52,100
Fannie Mae Pool #CB7076 4.00% 9/1/2053 (a)	33,321	31,467
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (a)	10,005	10,142
Fannie Mae Pool #MA5227 3.00% 11/1/2053 (a)	594	522
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (a)	40,518	41,024
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (a)	33,088	34,381
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (a)	37,542	39,099
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	13,464	13,929
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (a)	4,060	4,241
Fannie Mae Pool #BY7514 6.00% 3/1/2054 (a)	100	102
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (a)	3,311	3,465
Fannie Mae Pool #DB3463 5.50% 5/1/2054 (a)	43,088	43,527
Fannie Mae Pool #DB3612 5.50% 5/1/2054 (a)	13,445	13,582
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (a)	2,289	2,345
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	4,917	5,093
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (a)	26,578	27,039
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (a)	7,053	7,277
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (a)	4,333	4,459
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (a)	2,932	3,026
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (a)	487	498
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	7,555	7,876
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	2,104	2,187
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	1,166	1,215
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (a)	2,608	2,640
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (a)	6,717	6,882
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	5,760	5,902
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (a)	708	728
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (a)	671	690
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (a)	4,939	5,146
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (a)	43,439	43,864
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (a)	22,314	22,540
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (a)	15,036	15,200
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (a)	8,656	8,765
Fannie Mae Pool #CB9159 6.00% 9/1/2054 (a)	66,227	67,980
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (a)	11,738	12,004
Fannie Mae Pool #BU5048 6.00% 9/1/2054 (a)	8,822	9,076
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (a)	6,034	6,171
Fannie Mae Pool #DC3465 6.00% 9/1/2054 (a)	1,173	1,200
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	4,072	4,110
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (a)	13,345	13,644
Fannie Mae Pool #DC6827 6.00% 12/1/2054 (a)	951	973
Fannie Mae Pool #DC7023 6.00% 12/1/2054 (a)	205	210
Fannie Mae Pool #MB0294 4.00% 1/1/2055 (a)	3,961	3,736
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (a)	736	753
Fannie Mae Pool #DC9987 6.00% 1/1/2055 (a)	230	235
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (a)	13,558	13,682
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (a)	9,406	9,619
American Funds Strategic Bond Fund — Page 5 of 58

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #DD4333 6.00% 3/1/2055 (a)	USD996	$1,018
Fannie Mae Pool #DD9323 4.00% 4/1/2055 (a)	415	391
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (a)	9,215	9,423
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (a)	8,796	8,995
Fannie Mae Pool #DC4756 6.00% 4/1/2055 (a)	615	632
Fannie Mae Pool #DD5311 6.00% 4/1/2055 (a)	269	275
Fannie Mae Pool #DD7200 6.00% 4/1/2055 (a)	168	172
Fannie Mae Pool #DD8109 6.00% 4/1/2055 (a)	162	165
Fannie Mae Pool #MA5697 4.00% 5/1/2055 (a)	377	355
Fannie Mae Pool #MA5700 5.50% 5/1/2055 (a)	418	422
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)	12,854	13,140
Fannie Mae Pool #MA5736 6.00% 6/1/2055 (a)	489	500
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (a)	84,513	86,397
Fannie Mae Pool #DE4980 6.00% 7/1/2055 (a)	911	933
Fannie Mae Pool #DE1549 6.00% 7/1/2055 (a)	499	510
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (a)	57,787	59,610
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (a)	32	33
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (a)	9,118	7,449
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (a)	4,377	3,761
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (a)	6,469	5,817
Freddie Mac Pool #QA2955 3.00% 9/1/2049 (a)	34	30
Freddie Mac Pool #QA9345 3.00% 5/1/2050 (a)	4,720	4,159
Freddie Mac Pool #QB0758 3.00% 6/1/2050 (a)	125	110
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	2,308	2,049
Freddie Mac Pool #QB3745 2.50% 9/1/2050 (a)	78	67
Freddie Mac Pool #RA3528 2.50% 9/1/2050 (a)	18	16
Freddie Mac Pool #RA4206 2.50% 12/1/2050 (a)	614	518
Freddie Mac Pool #QB8605 2.00% 2/1/2051 (a)	8,041	6,583
Freddie Mac Pool #QC0085 2.00% 2/1/2051 (a)	289	233
Freddie Mac Pool #QB8797 2.50% 2/1/2051 (a)	1,551	1,308
Freddie Mac Pool #QC0462 2.00% 4/1/2051 (a)	16,069	12,969
Freddie Mac Pool #QC0576 2.50% 4/1/2051 (a)	2,019	1,706
Freddie Mac Pool #QC1187 2.50% 4/1/2051 (a)	1,520	1,284
Freddie Mac Pool #SD0571 2.50% 4/1/2051 (a)	1,449	1,222
Freddie Mac Pool #SD0566 2.50% 4/1/2051 (a)	763	644
Freddie Mac Pool #QC0478 2.50% 4/1/2051 (a)	473	399
Freddie Mac Pool #QC3532 2.50% 6/1/2051 (a)	2,757	2,329
Freddie Mac Pool #SD0644 2.50% 7/1/2051 (a)	11,003	9,374
Freddie Mac Pool #QC4764 3.00% 7/1/2051 (a)	876	772
Freddie Mac Pool #QC4360 3.00% 7/1/2051 (a)	585	516
Freddie Mac Pool #QC3826 3.00% 7/1/2051 (a)	22	20
Freddie Mac Pool #SD8160 2.00% 8/1/2051 (a)	1,913	1,552
Freddie Mac Pool #QC5798 2.00% 8/1/2051 (a)	1,483	1,200
Freddie Mac Pool #QC5137 2.50% 8/1/2051 (a)	8,717	7,366
Freddie Mac Pool #SD0718 2.50% 8/1/2051 (a)	6,387	5,388
Freddie Mac Pool #QC5527 2.50% 8/1/2051 (a)	586	494
Freddie Mac Pool #QC5857 3.00% 8/1/2051 (a)	894	786
Freddie Mac Pool #QC6459 3.00% 8/1/2051 (a)	259	228
Freddie Mac Pool #SD8166 2.00% 9/1/2051 (a)	1,349	1,096
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (a)	828	713
Freddie Mac Pool #RA5759 2.50% 9/1/2051 (a)	82	70
Freddie Mac Pool #QC6456 3.00% 9/1/2051 (a)	10,796	9,503
Freddie Mac Pool #QC7486 3.00% 9/1/2051 (a)	35	31
Freddie Mac Pool #RA6136 2.50% 10/1/2051 (a)	3,794	3,201
American Funds Strategic Bond Fund — Page 6 of 58

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD1345 2.50% 10/1/2051 (a)	USD2,598	$2,194
Freddie Mac Pool #QC8778 2.50% 10/1/2051 (a)	1,648	1,390
Freddie Mac Pool #QC8196 2.50% 10/1/2051 (a)	995	839
Freddie Mac Pool #SD2880 3.00% 10/1/2051 (a)	13,118	11,630
Freddie Mac Pool #QC8179 3.00% 10/1/2051 (a)	38	34
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (a)	6,014	4,868
Freddie Mac Pool #RA6237 2.00% 11/1/2051 (a)	1,172	945
Freddie Mac Pool #QD0910 2.00% 11/1/2051 (a)	886	715
Freddie Mac Pool #RA6411 2.50% 11/1/2051 (a)	13,014	10,978
Freddie Mac Pool #QD0162 2.50% 11/1/2051 (a)	448	378
Freddie Mac Pool #QD1684 3.00% 11/1/2051 (a)	199	175
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (a)	2,464	1,999
Freddie Mac Pool #SD1605 2.50% 12/1/2051 (a)	3,659	3,087
Freddie Mac Pool #QD2481 3.00% 12/1/2051 (a)	541	477
Freddie Mac Pool #RA6427 3.00% 12/1/2051 (a)	486	428
Freddie Mac Pool #QD5465 2.50% 1/1/2052 (a)	77	65
Freddie Mac Pool #QD5204 2.50% 1/1/2052 (a)	53	45
Freddie Mac Pool #QD5490 3.00% 1/1/2052 (a)	748	659
Freddie Mac Pool #QD5042 3.00% 1/1/2052 (a)	231	203
Freddie Mac Pool #QD4944 3.00% 1/1/2052 (a)	34	30
Freddie Mac Pool #RA6816 2.00% 2/1/2052 (a)	6,640	5,358
Freddie Mac Pool #QD6139 2.00% 2/1/2052 (a)	3,162	2,551
Freddie Mac Pool #QD6836 2.00% 2/1/2052 (a)	1,438	1,164
Freddie Mac Pool #QD6093 2.00% 2/1/2052 (a)	1,299	1,048
Freddie Mac Pool #QD5748 2.00% 2/1/2052 (a)	1,225	991
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (a)	1,032	836
Freddie Mac Pool #RA6771 2.00% 2/1/2052 (a)	818	660
Freddie Mac Pool #QD7219 2.50% 2/1/2052 (a)	190	160
Freddie Mac Pool #RA6806 3.00% 2/1/2052 (a)	10,526	9,257
Freddie Mac Pool #RA6856 3.00% 2/1/2052 (a)	1,988	1,752
Freddie Mac Pool #QD5990 3.00% 2/1/2052 (a)	993	875
Freddie Mac Pool #QD6553 3.00% 2/1/2052 (a)	929	818
Freddie Mac Pool #QD6279 3.00% 2/1/2052 (a)	808	711
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (a)	16,512	13,382
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (a)	5,398	4,374
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (a)	4,153	3,363
Freddie Mac Pool #QD8103 2.00% 3/1/2052 (a)	1,505	1,218
Freddie Mac Pool #QD8408 2.00% 3/1/2052 (a)	1,191	964
Freddie Mac Pool #RA8942 2.50% 3/1/2052 (a)	441	374
Freddie Mac Pool #SD3226 2.50% 3/1/2052 (a)	143	121
Freddie Mac Pool #RA7021 2.50% 3/1/2052 (a)	55	46
Freddie Mac Pool #QD7993 2.50% 3/1/2052 (a)	22	19
Freddie Mac Pool #QD8560 3.00% 3/1/2052 (a)	635	559
Freddie Mac Pool #QD7852 3.00% 3/1/2052 (a)	79	70
Freddie Mac Pool #SD2494 3.50% 3/1/2052 (a)	394	360
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (a)	4,142	3,349
Freddie Mac Pool #QE0312 2.00% 4/1/2052 (a)	1,654	1,338
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (a)	444	381
Freddie Mac Pool #QD9323 2.50% 4/1/2052 (a)	127	108
Freddie Mac Pool #QE1005 2.50% 4/1/2052 (a)	85	72
Freddie Mac Pool #QE0025 2.50% 4/1/2052 (a)	51	43
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (a)	34	29
Freddie Mac Pool #QE0305 3.00% 4/1/2052 (a)	46	41
Freddie Mac Pool #SL0316 2.00% 5/1/2052 (a)	10,077	8,167
American Funds Strategic Bond Fund — Page 7 of 58

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QE2352 2.50% 5/1/2052 (a)	USD225	$190
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	16,956	14,937
Freddie Mac Pool #QE5296 3.00% 5/1/2052 (a)	60	53
Freddie Mac Pool #QE1603 3.00% 5/1/2052 (a)	21	19
Freddie Mac Pool #SD5109 2.00% 6/1/2052 (a)	6,940	5,622
Freddie Mac Pool #SD4807 2.00% 6/1/2052 (a)	4,389	3,561
Freddie Mac Pool #QE4044 2.50% 6/1/2052 (a)	149	126
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (a)	3,317	2,919
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (a)	2,666	2,345
Freddie Mac Pool #SD4120 3.00% 6/1/2052 (a)	272	239
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	15,677	13,789
Freddie Mac Pool #SD3019 3.00% 7/1/2052 (a)	5,143	4,529
Freddie Mac Pool #SD1502 4.00% 7/1/2052 (a)	17,321	16,375
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (a)	749	607
Freddie Mac Pool #SD8235 3.00% 8/1/2052 (a)	962	846
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (a)	3,220	3,152
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (a)	17,289	15,215
Freddie Mac Pool #QF0154 3.00% 9/1/2052 (a)	284	250
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (a)	14,427	14,069
Freddie Mac Pool #QF0213 4.50% 9/1/2052 (a)	8,077	7,874
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (a)	3,553	3,477
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (a)	2,132	2,078
Freddie Mac Pool #QF0980 3.00% 10/1/2052 (a)	50	44
Freddie Mac Pool #QF1236 4.50% 10/1/2052 (a)	20,969	20,447
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (a)	1,436	1,400
Freddie Mac Pool #SD8258 5.00% 10/1/2052 (a)	14,913	14,871
Freddie Mac Pool #SD8263 3.00% 11/1/2052 (a)	1,961	1,726
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (a)	4,393	3,866
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (a)	32,844	32,747
Freddie Mac Pool #SD8284 3.00% 1/1/2053 (a)	1,961	1,725
Freddie Mac Pool #QF6262 3.00% 1/1/2053 (a)	697	613
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (a)	94,556	94,278
Freddie Mac Pool #QF5426 5.00% 1/1/2053 (a)	8,462	8,436
Freddie Mac Pool #SD8320 3.00% 2/1/2053 (a)	998	878
Freddie Mac Pool #QF7590 5.00% 2/1/2053 (a)	15,000	14,954
Freddie Mac Pool #QF8385 5.00% 2/1/2053 (a)	2,270	2,264
Freddie Mac Pool #QF9074 5.00% 2/1/2053 (a)	943	941
Freddie Mac Pool #QF9466 3.00% 3/1/2053 (a)	255	225
Freddie Mac Pool #SD2515 5.00% 3/1/2053 (a)	83,251	83,006
Freddie Mac Pool #QF8705 5.00% 3/1/2053 (a)	20,784	20,719
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (a)	6,547	6,547
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (a)	89	88
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (a)	1,442	1,406
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (a)	388	400
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (a)	339	348
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (a)	231	238
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (a)	189	197
Freddie Mac Pool #QG7176 3.00% 7/1/2053 (a)	8,630	7,590
Freddie Mac Pool #RA9735 2.50% 8/1/2053 (a)	34	28
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (a)	2,427	2,489
Freddie Mac Pool #RJ0147 2.50% 9/1/2053 (a)	371	313
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (a)	9,581	9,684
Freddie Mac Pool #SL0419 3.00% 10/1/2053 (a)	8,822	7,772
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (a)	1,337	1,389
American Funds Strategic Bond Fund — Page 8 of 58

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD6284 2.00% 1/1/2054 (a)	USD5,824	$4,714
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (a)	993	1,024
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (a)	4,809	5,031
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (a)	1,251	1,290
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (a)	4,518	4,707
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (a)	8,851	9,172
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (a)	8,923	9,140
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (a)	6,654	6,832
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (a)	1,879	1,927
Freddie Mac Pool #SD6143 6.00% 7/1/2054 (a)	354	362
Freddie Mac Pool #QI9151 6.50% 7/1/2054 (a)	5,684	5,924
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (a)	4,520	4,595
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	32,147	32,938
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (a)	6,495	6,648
Freddie Mac Pool #QJ0883 6.00% 8/1/2054 (a)	196	201
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	17,171	17,899
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (a)	9,890	10,309
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (a)	6,110	6,359
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (a)	3,595	3,763
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (a)	3,503	3,629
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (a)	2,504	2,609
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (a)	44,778	45,239
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (a)	43,447	43,868
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (a)	18,471	18,693
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (a)	7,735	7,872
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (a)	7,015	7,095
Freddie Mac Pool #SD6578 6.00% 9/1/2054 (a)	47,956	49,459
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	26,149	26,814
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	13,231	13,652
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	12,574	13,000
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	8,090	8,289
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (a)	4,389	4,555
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (a)	3,992	4,140
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (a)	3,269	3,407
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (a)	2,652	2,755
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (a)	2,098	2,186
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (a)	1,744	1,811
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (a)	1,375	1,424
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	55,180	55,704
Freddie Mac Pool #SL1418 6.00% 10/1/2054 (a)	14,985	15,330
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	79,422	80,175
Freddie Mac Pool #RJ3596 6.00% 11/1/2054 (a)	783	801
Freddie Mac Pool #RJ2838 6.00% 11/1/2054 (a)	562	575
Freddie Mac Pool #QJ7363 6.00% 11/1/2054 (a)	281	288
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (a)	122	123
Freddie Mac Pool #QX0553 6.00% 12/1/2054 (a)	437	447
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (a)	1,971	2,016
Freddie Mac Pool #RJ4292 5.50% 2/1/2055 (a)	5,973	6,027
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (a)	2,162	2,182
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	7,550	7,724
Freddie Mac Pool #QX6724 6.00% 2/1/2055 (a)	469	479
Freddie Mac Pool #QX6717 6.00% 2/1/2055 (a)	314	323
Freddie Mac Pool #SL0585 5.50% 3/1/2055 (a)	223	225
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)	11,289	11,546
American Funds Strategic Bond Fund — Page 9 of 58

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SL0924 6.00% 3/1/2055 (a)	USD4,854	$4,970
Freddie Mac Pool #QX9923 6.00% 3/1/2055 (a)	160	165
Freddie Mac Pool #QY1239 4.00% 4/1/2055 (a)	1,689	1,593
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	82,764	84,627
Freddie Mac Pool #SL1413 6.00% 4/1/2055 (a)	320	328
Freddie Mac Pool #QX9672 6.00% 4/1/2055 (a)	94	96
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (a)	30	31
Freddie Mac Pool #QY2903 4.00% 5/1/2055 (a)	7,582	7,151
Freddie Mac Pool #RQ0019 4.00% 5/1/2055 (a)	399	376
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)	131,352	134,280
Freddie Mac Pool #RJ4529 6.00% 5/1/2055 (a)	1,779	1,820
Freddie Mac Pool #QY3449 6.00% 5/1/2055 (a)	350	358
Freddie Mac Pool #QY3446 6.00% 5/1/2055 (a)	219	224
Freddie Mac Pool #RQ0010 4.00% 6/1/2055 (a)	491	463
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)	5,539	5,498
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (a)	14,097	14,223
Freddie Mac Pool #QY6303 6.00% 6/1/2055 (a)	24,524	25,070
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (a)	1,219	1,246
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (a)	80,627	82,424
Freddie Mac, Series K142, Class A2, 2.40% 3/25/2032 (a)	24,762	22,274
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (a)	6,382	5,507
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (a)	6,749	5,817
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	68,746	65,268
Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052 (a)	35,119	33,402
Government National Mortgage Assn. Pool #MA9014 4.00% 7/20/2053 (a)	75,897	72,005
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	22,326	21,122
Uniform Mortgage-Backed Security 2.50% 10/1/2055 (a)(c)	97,583	82,228
Uniform Mortgage-Backed Security 3.50% 10/1/2055 (a)(c)	18,274	16,698
Uniform Mortgage-Backed Security 4.00% 10/1/2055 (a)(c)	5,083	4,791
Uniform Mortgage-Backed Security 5.50% 10/1/2055 (a)(c)	6,517	6,571
Uniform Mortgage-Backed Security 6.00% 10/1/2055 (a)(c)	353,499	361,185
Uniform Mortgage-Backed Security 7.00% 10/1/2055 (a)(c)	37,613	39,347
Uniform Mortgage-Backed Security 2.50% 11/1/2055 (a)(c)	11,968	10,087
Uniform Mortgage-Backed Security 3.50% 11/1/2055 (a)(c)	57,362	52,399
Uniform Mortgage-Backed Security 5.50% 11/1/2055 (a)(c)	3,149	3,173
Uniform Mortgage-Backed Security 6.00% 11/1/2055 (a)(c)	19,935	20,363
		4,872,529
Commercial mortgage-backed securities 5.00%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.291% 11/15/2055 (a)(d)	3,591	3,490
3650R Commercial Mortgage Trust, Series 2022-PF2, Class AS, 5.291% 11/15/2055 (a)(d)	2,000	2,000
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.894% 6/15/2040 (a)(d)(e)	21,300	21,442
ALA Trust, Series 2025-OANA, Class C, (1-month USD CME Term SOFR + 2.092%) 6.243% 6/15/2040 (a)(d)(e)	2,856	2,885
AMSR Trust, Series 2025-SFR1, Class D, 3.655% 6/17/2042 (a)(e)	426	398
Arbor Multi Family Mortgage Securities Trust, Series 2020-MF1, Class B, 3.597% 5/15/2053 (a)(d)	1,500	1,420
Arbor Multi Family Mortgage Securities Trust, Series 2021-MF3, Class B, 2.511% 10/15/2054 (a)(e)	375	324
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class C, 6.377% 11/10/2029 (a)(d)(e)	1,949	1,976
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.679% 11/10/2029 (a)(d)(e)	5,903	6,019
Banc of America Commercial Mortgage, Inc., Series 2016-UB10, Class C, 4.819% 7/15/2049 (a)(d)	2,500	2,427
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class C, 7.403% 7/15/2028 (a)(d)	915	946
Bank Commercial Mortgage Trust, Series 2021-BN35, Class B, 2.528% 8/15/2031 (a)(d)	5,000	4,306
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class B, 5.746% 11/15/2032 (a)(d)	1,111	1,129
Bank Commercial Mortgage Trust, Series 2019-BN23, Class C, 3.503% 12/15/2052 (a)(d)	2,994	2,659
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class B, 5.151% 8/15/2055 (a)(d)	1,750	1,667
American Funds Strategic Bond Fund — Page 10 of 58

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056 (a)(d)	USD1,873	$1,952
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class C, 6.28% 2/15/2056 (a)(d)	1,297	1,323
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.409% 4/15/2056 (a)(d)	1,741	1,798
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class C, 6.774% 8/15/2056 (a)(d)	1,480	1,556
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class B, 6.774% 8/15/2056 (a)(d)	1,193	1,278
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class C, 7.605% 12/15/2056 (a)(d)	4	5
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class B, 6.483% 8/15/2057 (a)(d)	1,866	1,947
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class A3, 5.893% 11/15/2057 (a)	35,763	37,643
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class B, 6.533% 11/15/2057 (a)(d)	1,578	1,644
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class B, 6.277% 12/15/2057 (a)(d)	1,327	1,384
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class C, 6.463% 4/15/2058 (a)(d)	3,993	4,107
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class B, 6.474% 4/15/2058 (a)(d)	4,192	4,395
Bank Commercial Mortgage Trust, Series 2017-BNK5, Class C, 4.209% 6/15/2060 (a)(d)	1,900	1,818
Bank Commercial Mortgage Trust, Series 2017-BNK7, Class C, 3.973% 9/15/2060 (a)(d)	1,964	1,761
Bank Commercial Mortgage Trust, Series 2019-BN18, Class C, 4.21% 5/15/2062 (a)(d)	2,500	2,102
Bank Commercial Mortgage Trust, Series 2019-BN20, Class B, 3.395% 9/15/2062 (a)(d)	1,905	1,658
Bank Commercial Mortgage Trust, Series 2020-BN25, Class C, 3.349% 1/15/2063 (a)(d)	3,340	2,937
Bank Commercial Mortgage Trust, Series 2020-BN26, Class C, 3.414% 3/15/2063 (a)(d)	4,215	3,607
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class AS, 3.504% 3/15/2064 (a)(d)	750	681
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class B, 3.507% 3/15/2064 (a)(d)	727	642
Bank Commercial Mortgage Trust, Series 2021-BN36, Class B, 2.867% 9/15/2064 (a)	5,750	4,895
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 5.069% 3/15/2037 (a)(d)(e)	2,667	2,532
Barclays Commercial Mortgage Securities, LLC, Series 2017-C1, Class B, 4.089% 2/15/2050 (a)	3,564	3,347
Barclays Commercial Mortgage Securities, LLC, Series 2022-C15, Class C, 3.931% 4/15/2055 (a)(d)	4,842	4,127
Barclays Commercial Mortgage Securities, LLC, Series 2022-C17, Class B, 4.889% 9/15/2055 (a)(d)	2,054	1,980
Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.168% 12/15/2055 (a)(d)	5,194	5,304
Barclays Commercial Mortgage Securities, LLC, Series 2023-C22, Class C, 7.131% 11/15/2056 (a)(d)	457	467
Barclays Commercial Mortgage Securities, LLC, Series 2024-C24, Class C, 6.00% 2/15/2057 (a)	207	208
Barclays Commercial Mortgage Securities, LLC, Series 2024-C26, Class C, 6.00% 5/15/2057 (a)(d)	3,071	3,109
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C27, Class B, 6.70% 7/15/2057 (a)(d)	1,828	1,918
Barclays Commercial Mortgage Securities, LLC, Series 2024-C28, Class B, 5.894% 9/15/2057 (a)(d)	1,590	1,634
Barclays Commercial Mortgage Securities, LLC, Series 2024-C30, Class B, 6.031% 11/15/2057 (a)(d)	707	733
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C34, Class B, 6.542% 5/15/2058 (a)(d)	590	621
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C34, Class C, 6.807% 5/15/2058 (a)(d)	1,500	1,578
Barclays Commercial Mortgage Securities, LLC, Series 2025-C32, Class C, 6.125% 2/15/2062 (a)	2,394	2,431
Benchmark Mortgage Trust, Series 2018-B1, Class B, 4.059% 1/15/2051 (a)(d)	1,328	1,243
Benchmark Mortgage Trust, Series 2018-B2, Class B, 4.293% 2/15/2051 (a)(d)	2,325	2,072
Benchmark Mortgage Trust, Series 2018-B3, Class B, 4.295% 4/10/2051 (a)(d)	1,500	1,401
Benchmark Mortgage Trust, Series 2019-B11, Class B, 3.955% 5/15/2052 (a)(d)	2,500	2,190
Benchmark Mortgage Trust, Series 2020-B20, Class B, 2.527% 10/15/2053 (a)	1,075	862
Benchmark Mortgage Trust, Series 2020-B21, Class C, 3.329% 12/17/2053 (a)(d)	1,000	809
Benchmark Mortgage Trust, Series 2021-B23, Class B, 2.095% 2/15/2054 (a)	1,995	1,513
Benchmark Mortgage Trust, Series 2021-B23, Class C, 2.563% 2/15/2054 (a)(d)	1,500	1,089
Benchmark Mortgage Trust, Series 2021-B24, Class C, 3.293% 3/15/2054 (a)(d)	3,895	2,989
Benchmark Mortgage Trust, Series 2021-B25, Class B, 2.635% 4/15/2054 (a)	500	389
Benchmark Mortgage Trust, Series 2022-B34, Class A5, 3.786% 4/15/2055 (a)(d)	3,368	3,145
Benchmark Mortgage Trust, Series 2022-B35, Class C, 4.594% 5/15/2055 (a)(d)	2,407	2,027
Benchmark Mortgage Trust, Series 2022-B36, Class B, 4.87% 7/15/2055 (a)(d)	2,500	2,443
Benchmark Mortgage Trust, Series 2023-V3, Class B, 6.924% 7/15/2056 (a)	1,498	1,554
Benchmark Mortgage Trust, Series 2023-B40, Class B, 6.581% 12/15/2056 (a)(d)	1,786	1,891
Benchmark Mortgage Trust, Series 2024-V5, Class C, 6.973% 1/10/2057 (a)(d)	184	190
Benchmark Mortgage Trust, Series 2024-V8, Class B, 6.947% 7/15/2057 (a)(d)	1,422	1,511
Benchmark Mortgage Trust, Series 2019-B13, Class B, 3.335% 8/15/2057 (a)(d)	4,087	3,601
American Funds Strategic Bond Fund — Page 11 of 58

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Benchmark Mortgage Trust, Series 2025-V16, Class B, 6.339% 8/15/2057 (a)(d)	USD1,580	$1,639
Benchmark Mortgage Trust, Series 2024-V9, Class B, 6.466% 8/15/2057 (a)	867	903
Benchmark Mortgage Trust, Series 2024-V11, Class B, 6.373% 11/15/2057 (a)(d)	1,216	1,264
Benchmark Mortgage Trust, Series 2025-V15, Class C, 6.268% 6/15/2058 (a)(d)	1,578	1,608
Benchmark Mortgage Trust, Series 2025-V15, Class B, 6.4253% 6/15/2058 (a)(d)	1,236	1,292
BFLD Trust, Series 2025-5MW, Class A, 4.674% 10/10/2042 (a)(d)(e)	3,293	3,288
BFLD Trust, Series 2025-5MW, Class D, 6.371% 10/10/2042 (a)(d)(e)	1,153	1,162
BLP Commercial Mortgage Trust, Series 2024-IND2, Class D, (1-month USD CME Term SOFR + 2.59%) 6.741% 3/15/2041 (a)(d)(e)	1,919	1,921
BMO Mortgage Trust, Series 2023-C4, Class B, 5.395% 2/15/2056 (a)(d)	948	962
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056 (a)(d)	41,374	43,472
BMO Mortgage Trust, Series 2023-5C1, Class B, 6.96% 8/15/2056 (a)(d)	2,804	2,932
BMO Mortgage Trust, Series 2023-5C1, Class C, 7.355% 8/15/2056 (a)(d)	1,075	1,111
BMO Mortgage Trust, Series 2024-5C3, Class D, 4.00% 2/15/2057 (a)(e)	167	150
BMO Mortgage Trust, Series 2024-5C3, Class C, 6.859% 2/15/2057 (a)(d)	1,372	1,409
BMO Mortgage Trust, Series 2024-5C5, Class B, 6.98% 2/15/2057 (a)(d)	1,620	1,696
BMO Mortgage Trust, Series 2024-5C5, Class C, 7.112% 2/15/2057 (a)(d)	1,175	1,219
BMO Mortgage Trust, Series 2024-5C4, Class C, 7.252% 5/15/2057 (a)(d)	854	884
BMO Mortgage Trust, Series 2024-C9, Class B, 6.561% 7/15/2057 (a)(d)	1,422	1,509
BMO Mortgage Trust, Series 2024-5C6, Class C, 5.885% 9/15/2057 (a)(d)	575	577
BMO Mortgage Trust, Series 2024-C10, Class B, 6.079% 11/15/2057 (a)(d)	578	595
BMO Mortgage Trust, Series 2024-5C7, Class B, 6.198% 11/15/2057 (a)(d)	1,000	1,034
BMP Trust, Series 2024-MF23, Class E, (1-month USD CME Term SOFR + 3.389%) 7.539% 6/15/2041 (a)(d)(e)	3,611	3,621
Boca Commercial Mortgage Trust, Series 2024-BOCA, Class B, (1-month USD CME Term SOFR + 2.839%) 6.99% 8/15/2041 (a)(d)(e)	1,460	1,471
BX Commercial Mortgage Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 4.965% 9/15/2036 (a)(d)(e)	22,158	22,095
BX Trust, Series 2022-CSMO, Class B, (1-month USD CME Term SOFR + 3.141%) 7.291% 6/15/2027 (a)(d)(e)	3,000	3,037
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.691% 5/15/2034 (a)(d)(e)	17,031	17,058
BX Trust, Series 2024-KING, Class C, (1-month USD CME Term SOFR + 1.94%) 6.091% 5/15/2034 (a)(d)(e)	533	534
BX Trust, Series 2024-KING, Class D, (1-month USD CME Term SOFR + 2.49%) 6.64% 5/15/2034 (a)(d)(e)	984	988
BX Trust, Series 2021-SDMF, Class E, (1-month USD CME Term SOFR + 1.701%) 5.852% 9/15/2034 (a)(d)(e)	966	962
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 5.215% 9/15/2036 (a)(d)(e)	2,002	1,996
BX Trust, Series 2021-VOLT, Class D, (1-month USD CME Term SOFR + 1.764%) 5.915% 9/15/2036 (a)(d)(e)	1,779	1,774
BX Trust, Series 2021-VOLT, Class E, (1-month USD CME Term SOFR + 2.114%) 6.265% 9/15/2036 (a)(d)(e)	2,732	2,729
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 5.562% 10/15/2036 (a)(d)(e)	9,946	9,943
BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 5.911% 10/15/2036 (a)(d)(e)	9,960	9,961
BX Trust, Series 2021-ARIA, Class D, (1-month USD CME Term SOFR + 2.01%) 6.16% 10/15/2036 (a)(d)(e)	3,450	3,452
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 6.989% 4/15/2037 (a)(d)(e)	3,032	3,040
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 5.135% 6/15/2038 (a)(d)(e)	3,102	3,101
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 5.365% 6/15/2038 (a)(d)(e)	2,802	2,801
BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 5.665% 6/15/2038 (a)(d)(e)	10,632	10,628
BX Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 5.515% 11/15/2038 (a)(d)(e)	5,449	5,449
BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 6.115% 11/15/2038 (a)(d)(e)	3,499	3,497
BX Trust, Series 2021-ACNT, Class E, (1-month USD CME Term SOFR + 2.311%) 6.462% 11/15/2038 (a)(d)(e)	425	425
BX Trust, Series 2022-AHP, Class C, (1-month USD CME Term SOFR + 2.09%) 6.24% 1/17/2039 (a)(d)(e)	6,500	6,496
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.842% 8/15/2039 (a)(d)(e)	51,595	51,765
BX Trust, Series 24-VLT4, Class E, (1-month USD CME Term SOFR + 2.889%) 7.04% 6/15/2041 (a)(d)(e)	3,998	4,013
BX Trust, Series 2024-AIR2, Class D, (1-month USD CME Term SOFR + 2.79%) 6.941% 10/15/2041 (a)(d)(e)	1,393	1,399
BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.693% 11/15/2041 (a)(d)(e)	21,194	21,263
BX Trust, Series 2024-GPA2, Class B, (1-month USD CME Term SOFR + 1.892%) 6.042% 11/15/2041 (a)(d)(e)	16,920	16,980
BX Trust, Series 2024-GPA2, Class D, (1-month USD CME Term SOFR + 2.591%) 6.741% 11/15/2041 (a)(d)(e)	342	343
BX Trust, Series 2024-FNX, Class D, (1-month USD CME Term SOFR + 2.94%) 7.09% 11/15/2041 (a)(d)(e)	5,394	5,416
BX Trust, Series 2024-GPA2, Class E, (1-month USD CME Term SOFR + 3.54%) 7.69% 11/15/2041 (a)(d)(e)	2,044	2,050
American Funds Strategic Bond Fund — Page 12 of 58

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BX Trust, Series 2025-BIO3, Class D, 7.193% 2/10/2042 (a)(d)(e)	USD8,638	$8,610
BX Trust, Series 2025-BIO3, Class C, 7.193% 2/10/2042 (a)(d)(e)	1,385	1,418
BX Trust, Series 2025-VLT6, Class D, (1-month USD CME Term SOFR + 2.5916%) 6.742% 3/15/2042 (a)(d)(e)	3,813	3,818
BX Trust, Series 2025-GW, Class B, (1-month USD CME Term SOFR + 1.85%) 6.00% 7/15/2042 (a)(d)(e)	3,110	3,125
BX Trust, Series 2025-VLT7, Class A, (1-month USD CME Term SOFR + 1.70%) 5.85% 7/15/2044 (a)(d)(e)	2,000	2,008
BX Trust, Series 2025-VLT7, Class B, (1-month USD CME Term SOFR + 2.00%) 6.15% 7/15/2044 (a)(d)(e)	1,922	1,933
BX Trust, Series 2025-VLT7, Class C, (1-month USD CME Term SOFR + 2.35%) 6.50% 7/15/2044 (a)(d)(e)	1,776	1,787
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 7.338% 3/15/2035 (a)(d)(e)	9,692	9,735
CART, Series 2024-DFW1, Class D, (1-month USD CME Term SOFR + 3.04%) 7.403% 8/15/2041 (a)(d)(e)	1,923	1,926
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class D, 6.36% 7/10/2028 (a)(d)(e)	2,522	2,551
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(d)(e)	13,524	13,948
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 6.048% 10/12/2040 (a)(d)(e)	5,926	5,918
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 10/12/2040 (a)(d)(e)	980	993
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class B, 4.345% 10/10/2047 (a)(d)	1,376	1,313
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class C, 3.976% 4/10/2048 (a)(d)	2,500	2,277
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class B, 4.28% 3/10/2051 (a)(d)	3,300	3,076
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053 (a)(d)	675	596
Citigroup Commercial Mortgage Trust, Series 2022-GC48, Class C, 4.875% 5/15/2054 (a)(d)	3,659	3,383
Commercial Mortgage Trust, Series 2020-CX, Class D, 2.684% 11/10/2046 (a)(d)(e)	415	342
Commercial Mortgage Trust, Series 2020-CX, Class E, 2.684% 11/10/2046 (a)(d)(e)	195	152
Commercial Mortgage Trust, Series 2014-UBS6, Class C, 4.409% 12/10/2047 (a)(d)	95	94
Commercial Mortgage Trust, Series 2019-GC44, Class C, 3.644% 8/15/2057 (a)(d)	4,000	3,295
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class C, 4.556% 11/15/2048 (a)(d)	1,827	1,814
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.919% 8/12/2043 (a)(d)(e)	3,320	3,129
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (a)(e)	24,515	25,409
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.14% 9/12/2040 (a)(d)(e)	30,927	31,518
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.145% 8/10/2042 (a)(d)(e)	13,123	13,381
ELM Trust 2024, Series 2024-ELM, Class D10, 6.626% 6/10/2039 (a)(d)(e)	621	625
ELM Trust 2024, Series 2024-ELM, Class D15, 6.674% 6/10/2039 (a)(d)(e)	558	562
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 5.645% 7/15/2038 (a)(d)(e)	3,231	3,234
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 5.965% 7/15/2038 (a)(d)(e)	3,375	3,379
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 6.515% 7/15/2038 (a)(d)(e)	3,537	3,542
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 5.45% 10/15/2042 (a)(d)(e)	664	665
Extended Stay America Trust, Series 2025-ESH, Class D, (1-month USD CME Term SOFR + 2.60%) 6.75% 10/15/2042 (a)(d)(e)	1,749	1,753
FIVE Mortgage Trust, Series 2023-V1, Class B, 6.296% 2/10/2056 (a)(d)	2,477	2,547
FIVE Mortgage Trust, Series 2023-V1, Class C, 6.296% 2/10/2056 (a)(d)	1,361	1,378
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.60% 12/15/2039 (a)(d)(e)	2,233	2,237
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class F, (1-month USD CME Term SOFR + 4.25%) 8.40% 12/15/2039 (a)(d)(e)	2,927	2,945
FS Commercial Mortgage Trust, Series 2023-4SZN, Class D, 9.08% 11/10/2039 (a)(d)(e)	2,340	2,407
Great Wolf Trust, Series 2024-WOLF, Class A, (1-month USD CME Term SOFR + 1.542%) 5.692% 3/15/2039 (a)(d)(e)	896	899
Great Wolf Trust, Series 2024-WOLF, Class D, (1-month USD CME Term SOFR + 2.89%) 7.04% 3/15/2039 (a)(d)(e)	1,809	1,822
GS Mortgage Securities Trust, Series 2024-70P, Class C, 6.084% 3/10/2041 (a)(d)(e)	1,885	1,883
GS Mortgage Securities Trust, Series 2024-70P, Class D, 7.531% 3/10/2041 (a)(d)(e)	2,897	2,947
GS Mortgage Securities Trust, Series 2016-GS2, Class B, 3.759% 5/10/2049 (a)(d)	116	115
GS Mortgage Securities Trust, Series 2016-GS2, Class C, 4.694% 5/10/2049 (a)(d)	1,503	1,457
GS Mortgage Securities Trust, Series 2018-GS10, Class AS, 4.384% 7/10/2051 (a)(d)	1,526	1,472
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
GS Mortgage Securities Trust, Series 2018-GS10, Class C, 4.40% 7/10/2051 (a)(d)	USD5,000	$4,389
GS Mortgage Securities Trust, Series 2019-GC40, Class C, 3.946% 7/10/2052 (a)	3,064	2,545
GS Mortgage Securities Trust, Series 2020-GC45, Class B, 3.405% 2/13/2053 (a)	100	91
GS Mortgage Securities Trust, Series 2020-GC45, Class C, 3.492% 2/13/2053 (a)(d)	670	588
GS Mortgage Securities Trust, Series 2020-GSA2, Class C, 2.989% 12/12/2053 (a)	2,000	1,591
Hawaii Hotel Trust, Series 2025-MAUI, Class C, (1-month USD CME Term SOFR + 2.042%) 6.192% 3/15/2042 (a)(d)(e)	1,407	1,411
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.741% 3/15/2042 (a)(d)(e)	2,716	2,728
Hawaii Hotel Trust, Series 2025-MAUI, Class E, (1-month USD CME Term SOFR + 3.29%) 7.44% 3/15/2042 (a)(d)(e)	6,366	6,247
Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 11/5/2038 (a)(e)	1,000	987
Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 11/5/2038 (a)(e)	300	297
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (a)(d)(e)	50,042	51,839
HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.324% 5/10/2039 (a)(d)(e)	945	964
HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.471% 5/10/2039 (a)(d)(e)	2,795	2,872
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class E, 6.901% 1/13/2040 (a)(d)(e)	5,499	5,707
INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1-month USD CME Term SOFR + 2.25%) 6.40% 3/15/2042 (a)(d)(e)	3,000	3,001
INTOWN Mortgage Trust, Series 2025-STAY, Class D, (1-month USD CME Term SOFR + 2.85%) 7.00% 3/15/2042 (a)(d)(e)	5,000	5,007
Invitation Homes Trust, Series 2024-SFR1, Class D, 4.25% 9/17/2041 (a)(e)	435	419
Invitation Homes Trust, Series 2024-SFR1, Class F, 4.50% 9/17/2041 (a)(e)	2,038	1,904
Invitation Homes Trust, Series 2024-SFR1, Class E, 4.50% 9/17/2041 (a)(e)	1,161	1,105
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (a)(e)	3,420	3,084
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039 (a)(e)	2,925	2,582
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039 (a)(d)(e)	1,598	1,335
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.743% 11/15/2039 (a)(d)(e)	10,359	10,390
KSL Commercial Mortgage Trust, Series 2024-HT2, Class D, (1-month USD CME Term SOFR + 3.29%) 7.44% 12/15/2039 (a)(d)(e)	3,000	3,004
KSL Commercial Mortgage Trust, Series 2024-HT2, Class E, (1-month USD CME Term SOFR + 4.538%) 8.688% 12/15/2039 (a)(d)(e)	5,000	5,025
LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.683% 3/10/2050 (a)(d)(e)	1,000	933
LV Trust, Series 2024-SHOW, Class C, 6.276% 10/10/2041 (a)(d)(e)	1,156	1,165
Manhattan West, Series 2020-1MW, Class C, 2.413% 9/10/2039 (a)(d)(e)	981	933
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class B, 6.513% 3/15/2030 (a)(d)	500	522
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class C, 6.638% 3/15/2030 (a)(d)	490	509
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048 (a)	967	933
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class AS, 3.859% 11/15/2052 (a)	500	482
MSWF Commercial Mortgage Trust, Series 2023-1, Class B, 6.906% 5/15/2033 (a)(d)	1,231	1,315
MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.018% 12/15/2056 (a)(d)	392	407
Multifamily Connecticut Avenue Securities, Series 2020-1, Class M10, (30-day Average USD-SOFR + 3.864%) 8.221% 3/25/2050 (a)(d)(e)	1,763	1,798
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 8.356% 11/25/2053 (a)(d)(e)	19,383	20,232
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 10.856% 11/25/2053 (a)(d)(e)	46,028	52,116
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.106% 7/25/2054 (a)(d)(e)	267	271
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M10, (30-day Average USD-SOFR + 3.85%) 8.206% 7/25/2054 (a)(d)(e)	971	1,012
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.756% 5/25/2055 (a)(d)(e)	6,809	6,852
American Funds Strategic Bond Fund — Page 14 of 58

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M2, (30-day Average USD-SOFR + 3.10%) 7.456% 5/25/2055 (a)(d)(e)	USD1,614	$1,626
Multifamily Structured Credit Risk, Series 21-MN3, Class M2, 8.356% 11/25/2051 (a)(d)(e)	4,000	4,159
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.853% 2/10/2047 (a)(d)(e)	14,245	14,983
NYC Commercial Mortgage Trust, Series 2025-3BP, Class C, (1-month USD CME Term SOFR + 1.892%) 6.042% 2/15/2042 (a)(d)(e)	631	631
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, (1-month USD CME Term SOFR + 2.4413%) 6.591% 2/15/2042 (a)(d)(e)	1,094	1,090
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032 (a)(e)	2,045	1,983
One Market Plaza Trust, Series 2017-1MKT, Class B, 3.845% 2/10/2032 (a)(e)	1,000	964
ROCC Trust, Series 2024-CNTR, Class A, 5.388% 11/13/2041 (a)(e)	121	125
SCG Hotel Issuer, Inc, Series 2025-SNIP, Class A, 5.75% 9/15/2030 (a)(d)(e)	3,428	3,443
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.542% 5/15/2039 (a)(d)(e)	35,395	35,349
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.415% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026) (a)(e)(f)	6,645	6,603
SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 5.765% 5/15/2038 (a)(d)(e)	2,631	2,610
SFO Commercial Mortgage Trust, Series 2021-555, Class C, (1-month USD CME Term SOFR + 1.914%) 6.065% 5/15/2038 (a)(d)(e)	1,910	1,893
SHR Trust, Series 2024-LXRY, Class D, (1-month USD CME Term SOFR + 3.60%) 7.75% 10/15/2041 (a)(d)(e)	1,521	1,536
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (a)(e)	21,061	18,744
SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 5.594% 11/15/2038 (a)(d)(e)	3,483	3,481
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 6.10% 1/15/2039 (a)(d)(e)	8,908	8,869
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class E, (1-month USD CME Term SOFR + 2.70%) 6.85% 1/15/2039 (a)(d)(e)	2,000	1,984
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (1-month USD CME Term SOFR + 2.591%) 6.791% 2/15/2042 (a)(d)(e)	1,957	1,952
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class E, (1-month USD CME Term SOFR + 3.29%) 7.49% 2/15/2042 (a)(d)(e)	8,831	8,820
UBS Commercial Mortgage Trust, Series 2017-C3, Class C, 4.356% 8/15/2050 (a)(d)	1,582	1,472
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.575% 9/15/2040 (a)(d)(e)	2,279	2,297
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C, 4.176% 7/15/2048 (a)(d)	500	491
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class C, 4.295% 10/15/2050 (a)(d)	4,975	4,583
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class B, 4.633% 8/15/2051 (a)	1,451	1,398
Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class B, 4.904% 1/15/2052 (a)(d)	365	354
Wells Fargo Commercial Mortgage Trust, Series 2019-C49, Class C, 4.866% 3/15/2052 (a)(d)	3,000	2,903
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class C, 3.81% 12/15/2052 (a)	2,500	2,220
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class B, 6.821% 7/15/2057 (a)(d)	2,000	2,097
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class B, 6.333% 11/15/2057 (a)(d)	334	348
Wells Fargo Commercial Mortgage Trust, Series 2025-5C4, Class C, 6.284% 5/15/2058 (a)	771	791
Wells Fargo Commercial Mortgage Trust, Series 2025-5C4, Class B, 6.394% 5/15/2058 (a)	344	360
Wells Fargo Commercial Mortgage Trust, Series 2025-5C5, Class B, 6.219% 7/15/2058 (a)(d)	400	416
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.708% 9/15/2058 (a)(d)	4,000	3,768
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class B, 4.911% 1/15/2059 (a)(d)	2,745	2,713
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class B, 4.371% 9/15/2057 (a)(d)	2,000	1,829
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.939% 11/15/2027 (a)(d)(e)	3,293	3,308
WSTN Trust, Series 2023-MAUI, Class C, 7.69% 7/5/2037 (a)(d)(e)	371	377
WSTN Trust, Series 2023-MAUI, Class D, 8.455% 7/5/2037 (a)(d)(e)	1,071	1,079
		1,027,702
American Funds Strategic Bond Fund — Page 15 of 58

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) 2.44%	Principal amount (000)	Value (000)
Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028) (a)(e)(f)	USD12,993	$13,059
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026) (a)(e)(f)	5,843	5,644
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061 (a)(d)(e)	3,281	3,084
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (a)(e)	1,089	1,001
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (a)(e)(f)	912	921
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033 (a)(d)(e)	2,597	2,571
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033 (a)(d)(e)	81	81
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (a)(d)(e)	4,078	4,063
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M3, 4.00% 8/25/2034 (a)(d)(e)	518	500
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M2, 4.00% 8/25/2034 (a)(d)(e)	340	333
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (a)(d)(e)	291	287
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(d)(e)	9,142	8,987
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% 8/25/2054 (5.25% on 11/25/2027) (a)(e)(f)	3,278	3,199
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class C, 4.887% 6/15/2050 (a)(d)	700	657
CIM Trust, Series 2020-R3, Class A1B, 4.00% 1/26/2060 (a)(d)(e)	2,998	2,736
Connecticut Avenue Securities Trust, Series 2016-C02, Class 1M2, (30-day Average USD-SOFR + 6.114%) 10.471% 9/25/2028 (a)(d)	201	204
Connecticut Avenue Securities Trust, Series 2019-R07, Class 1B1, (30-day Average USD-SOFR + 1.10%) 7.871% 10/25/2039 (a)(d)(e)	4,344	4,423
Connecticut Avenue Securities Trust, Series 2020-R01, Class 1B1, (30-day Average USD-SOFR + 3.364%) 7.721% 1/25/2040 (a)(d)(e)	4,861	4,990
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 7.106% 5/25/2042 (a)(d)(e)	543	555
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.756% 12/25/2042 (a)(d)(e)	6,451	6,604
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1, (30-day Average USD-SOFR + 2.70%) 7.056% 1/25/2044 (a)(d)(e)	388	398
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B2, (30-day Average USD-SOFR + 4.00%) 8.356% 1/25/2044 (a)(d)(e)	500	524
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.456% 2/25/2044 (a)(d)(e)	4,043	4,042
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B1, (30-day Average USD-SOFR + 2.50%) 6.856% 2/25/2044 (a)(d)(e)	7,110	7,246
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B2, (30-day Average USD-SOFR + 3.70%) 8.056% 2/25/2044 (a)(d)(e)	1,260	1,309
FARM Mortgage Trust, Series 2024-1, Class B, 5.102% 10/1/2053 (a)(d)(e)	2,070	1,849
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.595% 8/1/2054 (a)(d)(e)	1,853	1,671
Farmer Mac Agricultural Real Estate Trust, Series 2025-1, Class A1, 5.22% 8/1/2055 (a)(d)(e)	4,821	4,870
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (a)(e)	36,901	35,688
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (30-day Average USD-SOFR + 4.814%) 9.171% 4/25/2028 (a)(d)	836	838
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class B, (30-day Average USD-SOFR + 9.464%) 13.821% 4/25/2028 (a)(d)	3,128	3,144
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M3, (30-day Average USD-SOFR + 4.764%) 9.121% 10/25/2028 (a)(d)	981	999
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 5.656% 2/25/2042 (a)(d)(e)	1,074	1,074
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 7.256% 4/25/2042 (a)(d)(e)	3,000	3,088
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1B, (30-day Average USD-SOFR + 3.35%) 7.706% 5/25/2042 (a)(d)(e)	2,050	2,129
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 7.306% 6/25/2042 (a)(d)(e)	613	625
American Funds Strategic Bond Fund — Page 16 of 58

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1B, (30-day Average USD-SOFR + 4.50%) 8.856% 6/25/2042 (a)(d)(e)	USD2,400	$2,540
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.506% 9/25/2042 (a)(d)(e)	326	328
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.056% 9/25/2042 (a)(d)(e)	3,344	3,516
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.606% 5/25/2044 (a)(d)(e)	9,088	9,139
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 5.456% 5/25/2045 (a)(d)(e)	2,445	2,453
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA3, Class A1, (30-day Average USD-SOFR + 0.95%) 5.32% 9/25/2045 (a)(d)(e)	662	664
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA3, Class B2, (30-day Average USD-SOFR + 7.864%) 12.221% 9/25/2048 (a)(d)(e)	4,500	5,208
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA1, Class B2, (30-day Average USD-SOFR + 5.214%) 9.571% 1/25/2050 (a)(d)(e)	4,970	5,466
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class B2, (30-day Average USD-SOFR + 5.364%) 9.721% 1/25/2050 (a)(d)(e)	7,000	7,801
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class B2, (30-day Average USD-SOFR + 4.914%) 9.271% 2/25/2050 (a)(d)(e)	5,000	5,469
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA2, Class B2, (30-day Average USD-SOFR + 7.714%) 12.071% 3/25/2050 (a)(d)(e)	3,000	3,609
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (30-day Average USD-SOFR + 5.214%) 9.571% 6/25/2050 (a)(d)(e)	1,453	1,554
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B2, (30-day Average USD-SOFR + 9.464%) 13.821% 6/25/2050 (a)(d)(e)	8,240	10,755
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA3, Class B2, (30-day Average USD-SOFR + 10.114%) 14.471% 7/25/2050 (a)(d)(e)	3,222	4,294
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 14.471% 8/25/2050 (a)(d)(e)	10,954	14,695
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA4, Class B2, (30-day Average USD-SOFR + 9.514%) 13.871% 9/25/2050 (a)(d)(e)	2,500	3,271
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class M2, (30-day Average USD-SOFR + 2.80%) 7.139% 10/25/2050 (a)(d)(e)	212	213
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 15.839% 10/25/2050 (a)(d)(e)	11,350	15,892
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, (30-day Average USD-SOFR + 7.40%) 11.756% 11/25/2050 (a)(d)(e)	5,060	6,210
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B2, (30-day Average USD-SOFR + 5.65%) 10.006% 12/25/2050 (a)(d)(e)	1,500	1,731
GS Mortgage-Backed Securities Trust, Series 2025-RPL3, Class A1, 4.10% 7/25/2065 (5.10% on 6/1/2029) (a)(e)(f)	1,593	1,553
IRV Trust, Series 2025-200P, Class A, 5.471% 3/14/2047 (a)(d)(e)	50,369	51,580
IRV Trust, Series 2025-200P, Class C, 5.921% 3/14/2047 (a)(d)(e)	3,429	3,417
JP Morgan Mortgage Trust, Series 2024-CES1, Class A3, 6.397% 6/25/2054 (7.397% on 3/1/2028) (a)(e)(f)	576	583
JP Morgan Mortgage Trust, Series 2024-CES1, Class M1, 6.596% 6/25/2054 (7.596% on 3/1/2028) (a)(e)(f)	466	471
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025) (a)(e)(f)	1,866	1,867
Mill City Mortgage Trust, Series 2018-2, Class M3, 3.75% 5/25/2058 (a)(d)(e)	1,497	1,400
Mill City Mortgage Trust, Series 2017-1, Class B2, 3.71% 11/25/2058 (a)(d)(e)	1,000	912
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054 (a)(d)(e)	6,944	7,068
NRZ Excess Spread Collateralized Notes, Series 2025-FHT1, Class A, 6.545% 3/25/2032 (a)(e)(f)	39,442	39,838
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (a)(e)(f)	7,607	7,678
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (a)(e)(f)	13,308	13,430
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (a)(d)(e)	4,731	4,818
American Funds Strategic Bond Fund — Page 17 of 58

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056 (a)(d)(e)	USD3,171	$2,831
Progress Residential Trust, Series 2024-SFR1, Class E2, 3.85% 2/17/2041 (a)(e)	1,698	1,593
Progress Residential Trust, Series 2024-SFR1, Class E1, 3.85% 2/17/2041 (a)(e)	1,414	1,339
Progress Residential Trust, Series 2024-SFR2, Class E1, 3.40% 4/17/2041 (a)(d)(e)	1,073	996
Progress Residential Trust, Series 2024-SFR2, Class E2, 3.65% 4/17/2041 (a)(d)(e)	449	417
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041 (a)(e)	12,047	11,481
Progress Residential Trust, Series 2024-SFR3, Class E1, 4.00% 6/17/2041 (a)(e)	2,074	1,960
Progress Residential Trust, Series 2024-SFR3, Class E2, 4.00% 6/17/2041 (a)(e)	711	666
Progress Residential Trust, Series 2025-SFR2, Class D, 3.555% 4/17/2042 (a)(e)	998	928
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (a)(e)	1,246	1,181
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(e)(f)	4,503	4,345
Sequoia Mortgage Trust, Series 2025-HYB1, Class A1A, 5.069% 10/25/2055 (a)(d)(e)	2,735	2,750
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class C, (1-month USD CME Term SOFR + 2.45%) 6.60% 10/17/2041 (a)(d)(e)	2,000	2,009
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class D, (1-month USD CME Term SOFR + 2.95%) 7.10% 10/17/2041 (a)(d)(e)	2,286	2,306
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.223% 3/25/2054 (a)(d)(e)	1,500	1,490
Towd Point Mortgage Trust, Series 2016-3, Class B3, 4.087% 4/25/2056 (a)(d)(e)	3,500	3,326
Towd Point Mortgage Trust, Series 2017-2, Class B2, 4.167% 4/25/2057 (a)(d)(e)	2,000	1,874
Towd Point Mortgage Trust, Series 2017-4, Class B1, 3.641% 6/25/2057 (a)(d)(e)	1,000	877
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (e)(g)	20,212	20,212
Tricon Residential Trust, Series 2025-SFR2, Class B, 5.424% 8/17/2044 (a)(e)	1,500	1,526
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027) (a)(e)(f)	4,662	4,674
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028) (a)(e)(f)	26,187	26,480
VM Fund I, LLC 8.625% 1/15/2028 (e)(g)	34,621	34,101
		502,178
Total mortgage-backed obligations		6,402,409
Corporate bonds, notes & loans 30.77% Financials 6.12%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (d)(e)(g)(h)	1,630	1,618
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027 (e)	8,668	8,531
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027 (e)	3,000	3,009
Ally Financial, Inc. 5.548% 7/31/2033 (USD-SOFR + 1.78% on 7/31/2032) (f)	5,108	5,131
Alpha Bank SA 7.50% 6/16/2027 (1-year EUR Mid-Swap + 5.084% on 6/16/2026) (f)	EUR100	122
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (f)	6,640	8,626
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (f)	2,615	3,280
American Express Co. 5.284% 7/26/2035 (USD-SOFR + 1.42% on 7/26/2034) (f)	USD7,807	8,061
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (f)	3,158	3,286
American International Group, Inc. 5.45% 5/7/2035	2,645	2,757
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (e)	4,885	5,139
Aretec Group, Inc. 10.00% 8/15/2030 (e)	2,475	2,700
Arthur J. Gallagher & Co. 5.15% 2/15/2035	4,369	4,424
Arthur J. Gallagher & Co. 5.55% 2/15/2055	1,154	1,129
Athene Holding, Ltd. 6.625% 5/19/2055	20,000	21,423
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027) (f)	17,615	17,871
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030) (f)	868	896
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030) (f)	4,809	4,297
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (f)	11,400	10,128
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (f)	20,757	18,418
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033) (f)	130	139
Bank of America Corp., 3.824% 1/20/2028 (3-month USD CME Term SOFR + 1.837% on 1/20/2027) (f)	3,203	3,189
BlackRock Funding, Inc. 5.00% 3/14/2034	514	530
American Funds Strategic Bond Fund — Page 18 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
BlackRock Funding, Inc. 5.25% 3/14/2054	USD12,604	$12,304
Blackstone Mortgage Trust, Inc. 7.75% 12/1/2029 (e)	142	150
Block, Inc. 5.625% 8/15/2030 (e)	3,405	3,452
Block, Inc. 6.50% 5/15/2032	14,650	15,174
Block, Inc. 6.00% 8/15/2033 (e)	4,360	4,468
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031) (e)(f)	19,507	17,731
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034) (e)(f)	28,000	29,343
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (e)(f)	20,000	21,413
Brown & Brown, Inc. 5.25% 6/23/2032	5,677	5,825
Brown & Brown, Inc. 5.55% 6/23/2035	16,746	17,240
Brown & Brown, Inc. 6.25% 6/23/2055	2,177	2,293
CaixaBank SA 5.581% 7/3/2036 (USD-SOFR + 1.79% on 7/3/2035) (e)(f)	12,609	12,922
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028) (f)	466	478
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029) (f)	6,800	7,062
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (f)	7,690	8,321
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (f)	15,844	16,825
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033) (f)	3,658	3,916
Chubb INA Holdings, LLC 5.00% 3/15/2034	28,980	29,729
Citigroup, Inc., 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (f)	3,537	3,605
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (f)	15,254	13,555
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (f)	8,085	7,363
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032) (f)	1,264	1,380
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (f)	2,341	2,454
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (f)	31,611	32,325
Coinbase Global, Inc. 3.375% 10/1/2028 (e)	11,300	10,734
Coinbase Global, Inc. 3.625% 10/1/2031 (e)	21,900	19,561
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (e)	12,851	11,883
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (e)	5,189	4,654
Corebridge Financial, Inc. 3.85% 4/5/2029	583	574
Corebridge Financial, Inc. 3.90% 4/5/2032	247	236
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (e)(f)	12,525	12,540
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025) (f)	9,425	9,391
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (f)	7,375	7,890
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034) (f)	460	469
Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029) (f)	EUR778	943
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (f)	23,462	29,439
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (f)	USD236	249
Freedom Mortgage Holdings, LLC 9.25% 2/1/2029 (e)	2,400	2,527
Freedom Mortgage Holdings, LLC 8.375% 4/1/2032 (e)	2,480	2,601
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (f)	9,340	9,121
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031) (f)	29,308	26,366
Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034) (f)	3,495	3,725
Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034) (f)	5,269	5,426
Goldman Sachs Group, Inc. 5.016% 10/23/2035 (USD-SOFR + 1.42% on 10/23/2034) (f)	7,364	7,417
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035) (f)	670	700
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041) (f)	8,858	6,853
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041) (f)	3,203	2,365
Howden UK Refinance PLC 7.25% 2/15/2031 (e)	1,645	1,695
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (f)	8,680	7,826
HSBC Holdings PLC 5.402% 8/11/2033 (USD-SOFR + 2.87% on 8/11/2032) (f)	8,339	8,657
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (f)	15,466	15,966
I-20 Lancaster Fund, LLC 12.00% 1/15/2035 (e)	6,677	6,501
IIFL Finance, Ltd. 8.75% 7/24/2028 (e)	14,955	15,243
American Funds Strategic Bond Fund — Page 19 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (e)(f)	USD9,000	$10,818
ION Platform Finance US, Inc. 7.875% 9/30/2032 (e)	11,950	11,871
Jane Street Group, LLC 6.75% 5/1/2033 (e)	2,960	3,077
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027) (f)	11,000	11,030
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (f)	12,188	12,295
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (f)	1,359	1,219
JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034) (f)	1,474	1,571
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (f)	12,890	13,593
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (f)	5,000	4,901
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034) (f)	19,921	20,891
Marsh & McLennan Cos., Inc. 2.375% 12/15/2031	7,309	6,517
Marsh & McLennan Cos., Inc. 5.15% 3/15/2034	5,113	5,298
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	27,947	28,305
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	20,000	19,629
Mastercard, Inc. 4.55% 1/15/2035	10,089	10,073
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (f)	2,463	2,521
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (f)	196	205
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (f)	1,509	1,316
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034) (f)	17,777	18,350
Morgan Stanley 5.587% 1/18/2036 (USD-SOFR + 1.418% on 1/18/2035) (f)	7,546	7,904
Morgan Stanley 5.664% 4/17/2036 (USD-SOFR + 1.757% on 4/17/2035) (f)	21,167	22,343
Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039) (f)	9,867	10,334
Navient Corp. 5.50% 3/15/2029	1,445	1,418
Navient Corp. 9.375% 7/25/2030	8,515	9,418
Navient Corp. 11.50% 3/15/2031	39	44
Navient Corp. 7.875% 6/15/2032	2,595	2,734
Navient Corp. 5.625% 8/1/2033	12,530	11,441
New York Life Global Funding 4.55% 1/28/2033 (e)	2,456	2,454
OneMain Finance Corp. 6.125% 5/15/2030	610	618
OneMain Finance Corp. 7.50% 5/15/2031	18,010	18,843
OneMain Finance Corp. 7.125% 11/15/2031	9,659	10,024
OneMain Finance Corp. 7.125% 9/15/2032	4,515	4,670
OneMain Finance Corp. 6.50% 3/15/2033	4,000	4,011
Osaic Holdings, Inc. 8.00% 8/1/2033 (e)	1,640	1,701
Oxford Finance, LLC 6.375% 2/1/2027 (e)	6,055	6,060
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (f)	EUR3,077	4,015
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (f)	2,790	3,488
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032) (f)	USD18,000	19,447
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (f)	55,220	62,581
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (f)	370	390
PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034) (f)	20,824	21,563
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (f)	3,430	3,580
Starwood Property Trust, Inc. 5.75% 1/15/2031 (e)	7,845	7,850
Synchrony Financial 5.45% 3/6/2031 (USD-SOFR + 1.68% on 3/6/2030) (f)	9,266	9,445
Synchrony Financial 7.25% 2/2/2033	9,096	9,711
Synchrony Financial 6.00% 7/29/2036 (USD-SOFR Index + 2.07% on 7/29/2035) (f)	15,390	15,753
Toronto-Dominion Bank (The) 2.00% 9/10/2031	1,469	1,306
Travelers Cos., Inc. 2.55% 4/27/2050	334	206
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (f)	12,783	13,159
Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033) (f)	4,725	4,802
American Funds Strategic Bond Fund — Page 20 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (f)	USD1,597	$1,693
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (f)	21,665	22,742
Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.752% 5/6/2032 (d)(h)	6,745	6,881
U.S. Bancorp 5.85% 10/21/2033 (USD-SOFR + 2.09% on 10/21/2032) (f)	1,600	1,707
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033) (f)	2,050	2,060
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033) (f)	14,572	15,533
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034) (f)	26,684	28,105
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (e)(f)	750	662
UBS Group AG 4.375% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.313% on 2/10/2031) (e)(f)	4,980	4,537
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (f)	490	502
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027) (f)	9,160	9,270
Wells Fargo & Co. 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032) (f)	4,891	4,971
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033) (f)	13,020	13,681
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (f)	15,500	17,227
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (f)	16,110	16,913
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (f)	98	86
		1,256,947
Health care 4.20%
AbbVie, Inc. 3.20% 11/21/2029	1,207	1,165
AbbVie, Inc. 5.05% 3/15/2034	32,320	33,269
AbbVie, Inc. 5.35% 3/15/2044	1,350	1,358
AbbVie, Inc. 5.40% 3/15/2054	4,407	4,385
AbbVie, Inc. 5.50% 3/15/2064	3,650	3,651
AdaptHealth, LLC 5.125% 3/1/2030 (e)	6,865	6,553
Amgen, Inc. 3.00% 2/22/2029	600	578
Amgen, Inc. 4.05% 8/18/2029	16,075	16,017
Amgen, Inc. 5.25% 3/2/2030	11,990	12,431
Amgen, Inc. 4.20% 3/1/2033	14,000	13,621
Amgen, Inc. 5.25% 3/2/2033	53,634	55,573
Amgen, Inc. 4.875% 3/1/2053	4,975	4,440
Amgen, Inc. 5.65% 3/2/2053	19,623	19,586
Amgen, Inc. 5.75% 3/2/2063	11,582	11,563
Amneal Pharmaceuticals, LLC, Term Loan B, (1-month USD CME Term SOFR + 3.50%) 7.663% 8/1/2032 (d)(h)	3,965	3,965
AstraZeneca Finance, LLC 5.00% 2/26/2034	16,875	17,410
Avantor Funding, Inc. 4.625% 7/15/2028 (e)	5,785	5,696
Banner Health 2.913% 1/1/2051	9,266	5,961
Baxter International, Inc. 2.539% 2/1/2032	5,260	4,613
Baxter International, Inc. 3.132% 12/1/2051	12,537	8,008
Bayer US Finance, LLC 6.50% 11/21/2033 (e)	1,011	1,091
Bayer US Finance, LLC 6.875% 11/21/2053 (e)	663	722
Baylor Scott & White Holdings 0.827% 11/15/2025	5,463	5,440
Baylor Scott & White Holdings 1.777% 11/15/2030	17,685	15,697
Bristol-Myers Squibb Co. 5.20% 2/22/2034	14,739	15,290
Bristol-Myers Squibb Co. 5.50% 2/22/2044	2,825	2,858
Bristol-Myers Squibb Co. 6.25% 11/15/2053	821	897
Bristol-Myers Squibb Co. 5.55% 2/22/2054	8,416	8,394
Bristol-Myers Squibb Co. 5.65% 2/22/2064	3,325	3,300
Centene Corp. 2.45% 7/15/2028	24,165	22,474
Centene Corp. 3.00% 10/15/2030	3,625	3,241
Centene Corp. 2.50% 3/1/2031	6,272	5,407
Centene Corp. 2.625% 8/1/2031	8,805	7,570
American Funds Strategic Bond Fund — Page 21 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Cigna Group (The) 2.375% 3/15/2031	USD1,713	$1,542
Cigna Group (The) 5.25% 2/15/2034	2,670	2,749
Cigna Group (The) 5.25% 1/15/2036	15,000	15,197
Cigna Group (The) 6.00% 1/15/2056	7,500	7,786
CVS Health Corp. 5.00% 9/15/2032	4,215	4,268
CVS Health Corp. 5.70% 6/1/2034	4,891	5,106
CVS Health Corp. 5.45% 9/15/2035	33,121	33,719
CVS Health Corp. 6.00% 6/1/2044	25,017	25,396
CVS Health Corp. 6.05% 6/1/2054	27,917	28,258
CVS Health Corp. 6.20% 9/15/2055	19,433	20,015
CVS Health Corp. 6.00% 6/1/2063	2,462	2,427
Elevance Health, Inc. 5.00% 1/15/2036	18,000	17,876
Elevance Health, Inc. 5.125% 2/15/2053	926	846
Elevance Health, Inc. 5.70% 9/15/2055	6,000	5,951
Eli Lilly and Co. 5.10% 2/12/2035	2,363	2,446
Eli Lilly and Co. 5.50% 2/12/2055	929	950
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (e)	3,896	4,185
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.163% 4/23/2031 (d)(h)	3,658	3,668
Gilead Sciences, Inc. 5.25% 10/15/2033	1,710	1,794
Gilead Sciences, Inc. 5.10% 6/15/2035	16,744	17,210
Gilead Sciences, Inc. 2.80% 10/1/2050	1,462	945
HCA, Inc. 3.625% 3/15/2032	5,028	4,718
Humana, Inc. 5.375% 4/15/2031	1,202	1,237
Humana, Inc. 5.95% 3/15/2034	7,875	8,286
Humana, Inc. 5.75% 4/15/2054	10,171	9,715
Johnson & Johnson 4.95% 6/1/2034	3,907	4,108
Johnson & Johnson 5.25% 6/1/2054	1,290	1,316
Molina Healthcare, Inc. 6.25% 1/15/2033 (e)	1,965	1,989
Owens & Minor, Inc. 6.625% 4/1/2030 (e)	19,590	16,180
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	5,109	5,163
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	20,000	19,393
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	12,206	11,804
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (e)(i)	803	786
Roche Holdings, Inc. 5.593% 11/13/2033 (e)	4,971	5,341
Roche Holdings, Inc. 4.985% 3/8/2034 (e)	1,154	1,192
Roche Holdings, Inc. 4.592% 9/9/2034 (e)	2,272	2,273
Roche Holdings, Inc. 2.607% 12/13/2051 (e)	9,473	5,893
Roche Holdings, Inc. 5.218% 3/8/2054 (e)	608	599
Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031 (e)	7,800	8,200
Summa Health 3.511% 11/15/2051	9,945	8,076
Sutter Health 5.164% 8/15/2033	9,905	10,185
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	30,167	30,675
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	5,164	5,324
Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.796% 6/30/2028 (d)(h)	968	968
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	8,625	8,624
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	3,900	4,052
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	16,280	16,381
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	10,106	11,041
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	9,012	10,315
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	2,337	1,746
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	5,265	5,428
UnitedHealth Group, Inc. 2.00% 5/15/2030	5,404	4,900
UnitedHealth Group, Inc. 4.20% 5/15/2032	1,442	1,422
UnitedHealth Group, Inc. 5.35% 2/15/2033	10,110	10,570
American Funds Strategic Bond Fund — Page 22 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group, Inc. 5.00% 4/15/2034	USD1,187	$1,206
UnitedHealth Group, Inc. 5.15% 7/15/2034	8,261	8,482
UnitedHealth Group, Inc. 5.30% 6/15/2035	24,288	25,117
UnitedHealth Group, Inc. 5.50% 7/15/2044	23,000	23,057
UnitedHealth Group, Inc. 3.25% 5/15/2051	14,216	9,703
UnitedHealth Group, Inc. 4.75% 5/15/2052	3,613	3,188
UnitedHealth Group, Inc. 5.875% 2/15/2053	7,300	7,510
UnitedHealth Group, Inc. 5.375% 4/15/2054	3,314	3,185
UnitedHealth Group, Inc. 5.95% 6/15/2055	8,663	9,038
UnitedHealth Group, Inc. 5.50% 4/15/2064	1,540	1,477
Viatris, Inc. 4.00% 6/22/2050	10,607	7,241
West Virginia United Health System Obligated Group 3.129% 6/1/2050	2,775	1,784
		863,446
Energy 3.23%
3R Lux SARL 9.75% 2/5/2031 (e)	6,224	6,577
AI Candelaria (Spain) SA 5.75% 6/15/2033 (e)	2,990	2,720
APA Corp. 4.75% 4/15/2043	1,749	1,345
APA Corp. 5.35% 7/1/2049	325	272
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (e)	4,255	4,329
Baytex Energy Corp. 7.375% 3/15/2032 (e)	3,790	3,714
Blue Racer Midstream, LLC 7.00% 7/15/2029 (e)	2,815	2,921
Borr IHC, Ltd. 10.00% 11/15/2028 (e)	2,087	2,078
Borr IHC, Ltd. 10.375% 11/15/2030 (e)	9,272	9,295
Canadian Natural Resources, Ltd. 2.95% 7/15/2030	474	444
Cheniere Energy Partners, LP 4.00% 3/1/2031	4,438	4,281
Cheniere Energy Partners, LP 5.95% 6/30/2033	13,898	14,719
Chevron Corp. 2.236% 5/11/2030	3,290	3,044
Chevron Corp. 3.078% 5/11/2050	1,094	760
Civitas Resources, Inc. 8.375% 7/1/2028 (e)	11,652	12,092
Civitas Resources, Inc. 8.625% 11/1/2030 (e)	2,275	2,358
Civitas Resources, Inc. 8.75% 7/1/2031 (e)	8,422	8,639
Civitas Resources, Inc. 9.625% 6/15/2033 (e)	7,899	8,349
CNX Resources Corp. 7.375% 1/15/2031 (e)	2,853	2,944
CNX Resources Corp. 7.25% 3/1/2032 (e)	1,960	2,035
Comstock Resources, Inc. 5.875% 1/15/2030 (e)	2,794	2,693
Constellation Oil Services Holding SA 9.375% 11/7/2029 (e)	12,510	12,835
Crescent Energy Finance, LLC 9.25% 2/15/2028 (e)	2,193	2,278
Crescent Energy Finance, LLC 7.625% 4/1/2032 (e)	4,503	4,475
Crescent Energy Finance, LLC 7.375% 1/15/2033 (e)	5,740	5,593
Crescent Energy Finance, LLC 8.375% 1/15/2034 (e)	4,705	4,771
Devon Energy Corp. 5.75% 9/15/2054	10,306	9,568
Diamondback Energy, Inc. 5.15% 1/30/2030	2,904	2,992
Diamondback Energy, Inc. 5.40% 4/18/2034	9,785	9,993
Diamondback Energy, Inc. 5.75% 4/18/2054	4,775	4,600
Diamondback Energy, Inc. 5.90% 4/18/2064	3,201	3,084
Ecopetrol SA 7.75% 2/1/2032	25,000	25,886
Ecopetrol SA 8.875% 1/13/2033	15,940	17,289
Ecopetrol SA 8.375% 1/19/2036	17,425	18,007
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (e)	6,445	6,196
EQT Corp. 4.50% 1/15/2029	2,361	2,362
Equinor ASA 3.70% 4/6/2050	1,128	878
Exxon Mobil Corp. 4.227% 3/19/2040	1,112	1,019
Exxon Mobil Corp. 3.452% 4/15/2051	1,139	835
American Funds Strategic Bond Fund — Page 23 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
GeoPark, Ltd. 8.75% 1/31/2030 (e)	USD13,658	$12,360
GeoPark, Ltd. 8.75% 1/31/2030	642	581
Global Partners, LP 8.25% 1/15/2032 (e)	1,978	2,088
Gray Oak Pipeline, LLC 2.60% 10/15/2025 (e)	4,442	4,438
Gulfport Energy Operating Corp. 6.75% 9/1/2029 (e)	4,440	4,562
Hilcorp Energy I, LP 5.75% 2/1/2029 (e)	1,191	1,174
Hilcorp Energy I, LP 6.00% 4/15/2030 (e)	2,502	2,468
Hilcorp Energy I, LP 6.00% 2/1/2031 (e)	801	774
Hilcorp Energy I, LP 6.25% 4/15/2032 (e)	4,216	4,048
Hilcorp Energy I, LP 8.375% 11/1/2033 (e)	7,153	7,518
Hilcorp Energy I, LP 6.875% 5/15/2034 (e)	1,405	1,356
Kodiak Gas Services, LLC 6.50% 10/1/2033 (e)	2,325	2,369
Kodiak Gas Services, LLC 6.75% 10/1/2035 (e)	2,325	2,389
Kraken Oil & Gas Partners, LLC 7.625% 8/15/2029 (e)	2,571	2,550
Leviathan Bond, Ltd. 6.75% 6/30/2030 (e)	5,495	5,522
Matador Resources Co. 6.25% 4/15/2033 (e)	3,521	3,546
Modec Finance BV 7.84% 7/15/2026 (g)(j)	9,000	9,112
MPLX, LP 5.40% 9/15/2035	6,168	6,184
Murphy Oil Corp. 6.00% 10/1/2032	2,492	2,460
MV24 Capital BV 6.748% 6/1/2034	7,611	7,561
Nabors Industries, Inc. 9.125% 1/31/2030 (e)	6,375	6,635
Nabors Industries, Inc. 8.875% 8/15/2031 (e)	5,443	5,073
NFE Financing, LLC 12.00% 11/15/2029 (e)	67,715	19,976
NGL Energy Operating, LLC 8.125% 2/15/2029 (e)	1,812	1,859
NGL Energy Operating, LLC 8.375% 2/15/2032 (e)	4,260	4,369
Noble Finance II, LLC 8.00% 4/15/2030 (e)	12,564	13,014
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (e)	6,926	7,164
Permian Resources Operating, LLC 9.875% 7/15/2031 (e)	4,711	5,128
Permian Resources Operating, LLC 7.00% 1/15/2032 (e)	2,150	2,231
Petroleos Mexicanos 6.875% 10/16/2025	25,000	24,984
Petroleos Mexicanos 4.50% 1/23/2026	2,188	2,177
Petroleos Mexicanos 5.35% 2/12/2028	15,000	14,947
Petroleos Mexicanos 6.70% 2/16/2032	11,544	11,447
Petroleos Mexicanos 10.00% 2/7/2033	6,870	7,977
Petroleos Mexicanos 6.50% 6/2/2041	414	363
Petroleos Mexicanos 6.375% 1/23/2045	160	130
Petroleos Mexicanos 6.75% 9/21/2047	1,406	1,161
Petroleos Mexicanos 6.35% 2/12/2048	233	185
Petroleos Mexicanos 7.69% 1/23/2050	1,481	1,347
Petroleos Mexicanos 6.95% 1/28/2060	1,657	1,364
Pluspetrol SA 8.50% 5/30/2032 (e)	13,516	13,516
Raizen Fuels Finance SA 6.70% 2/25/2037 (e)	12,695	12,346
Range Resources Corp. 4.75% 2/15/2030 (e)	1,242	1,216
Repsol E&P Capital Markets US, LLC 5.976% 9/16/2035 (e)	7,708	7,857
Saudi Arabian Oil Co. 5.75% 7/17/2054 (e)	17,670	17,601
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (e)	2,840	2,856
Sunoco, LP 7.00% 5/1/2029 (e)	3,697	3,831
Sunoco, LP 5.625% 3/15/2031 (e)	2,765	2,746
Sunoco, LP 7.25% 5/1/2032 (e)	4,281	4,496
Sunoco, LP 5.875% 3/15/2034 (e)	3,140	3,115
Talos Production, Inc. 9.00% 2/1/2029 (e)	2,789	2,886
Talos Production, Inc. 9.375% 2/1/2031 (e)	2,551	2,659
Targa Resources Corp. 5.65% 2/15/2036	6,148	6,298
TotalEnergies Capital SA 4.724% 9/10/2034	1,001	1,008
American Funds Strategic Bond Fund — Page 24 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Transocean Aquila, Ltd. 8.00% 9/30/2028 (e)	USD2,623	$2,700
Transocean International, Ltd. 7.875% 10/15/2032 (e)	1,430	1,448
Transocean, Inc. 8.00% 2/1/2027 (e)	3,973	3,971
Transocean, Inc. 8.25% 5/15/2029 (e)	4,864	4,799
Transocean, Inc. 8.75% 2/15/2030 (e)	2,639	2,778
Transocean, Inc. 8.50% 5/15/2031 (e)	4,170	4,090
Transocean, Inc. 6.80% 3/15/2038	4,633	3,927
Transportadora de Gas del Sur SA 8.50% 7/24/2031 (e)	10,200	10,507
USA Compression Partners, LP 7.125% 3/15/2029 (e)	7,097	7,324
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (e)	10,003	10,439
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (e)	3,678	3,474
Venture Global LNG, Inc. 8.125% 6/1/2028 (e)	9,500	9,840
Venture Global LNG, Inc. 8.375% 6/1/2031 (e)	9,266	9,736
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (e)	8,733	9,655
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (e)	8,095	8,526
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (e)	6,616	7,472
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (e)	6,025	6,403
Vista Energy Argentina S.A.U. 7.625% 12/10/2035 (e)	15,610	15,181
Vital Energy, Inc. 7.875% 4/15/2032 (e)	10,178	9,887
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029 (e)	6,180	6,260
		663,709
Communication services 2.66%
Alphabet, Inc. 4.50% 5/15/2035	7,623	7,633
Alphabet, Inc. 5.25% 5/15/2055	440	441
America Movil, SAB de CV, 10.125% 1/22/2029	MXN1,283,880	73,050
America Movil, SAB de CV, 9.50% 1/27/2031	1,219,000	68,419
AT&T, Inc. 4.35% 3/1/2029	USD1,250	1,256
AT&T, Inc. 3.50% 9/15/2053	22,215	15,378
AT&T, Inc. 3.55% 9/15/2055	2,078	1,433
CCO Holdings, LLC 4.75% 2/1/2032 (e)	20,000	18,512
CCO Holdings, LLC 4.50% 6/1/2033 (e)	19,875	17,683
CCO Holdings, LLC 4.25% 1/15/2034 (e)	8,725	7,549
Charter Communications Operating, LLC 4.80% 3/1/2050	5,599	4,437
Charter Communications Operating, LLC 3.70% 4/1/2051	2,964	1,957
Charter Communications Operating, LLC 3.90% 6/1/2052	7,235	4,904
Charter Communications Operating, LLC 5.25% 4/1/2053	12,946	10,825
Comcast Corp. 5.65% 6/1/2054	7,188	7,059
Connect Finco SARL 9.00% 9/15/2029 (e)	22,115	23,279
Consolidated Communications, Inc. 5.00% 10/1/2028 (e)	2,800	2,835
DIRECTV Financing, LLC 8.875% 2/1/2030 (e)	7,640	7,556
DISH Network Corp. 11.75% 11/15/2027 (e)	17,150	18,163
EchoStar Corp. 10.75% 11/30/2029	22,030	24,254
EchoStar Corp. 6.75% PIK 11/30/2030 (i)	9,549	9,852
Embarq, LLC 7.995% 6/1/2036	1,250	626
Gray Media, Inc. 10.50% 7/15/2029 (e)	11,976	12,959
Gray Media, Inc. 5.375% 11/15/2031 (e)	1,686	1,268
Gray Media, Inc. 9.625% 7/15/2032 (e)	3,475	3,553
Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.00%) 7.395% 12/1/2028 (d)(h)	7,000	7,008
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.53% 6/4/2029 (d)(h)	101	102
Lindblad Expeditions, LLC 7.00% 9/15/2030 (e)	2,645	2,698
Meta Platforms, Inc. 4.45% 8/15/2052	22,500	19,335
Meta Platforms, Inc. 5.40% 8/15/2054	5,297	5,238
News Corp. 3.875% 5/15/2029 (e)	3,725	3,599
American Funds Strategic Bond Fund — Page 25 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Nexstar Media, Inc. 4.75% 11/1/2028 (e)	USD5,559	$5,430
Sirius XM Radio, LLC 4.00% 7/15/2028 (e)	7,600	7,350
Sirius XM Radio, LLC 5.50% 7/1/2029 (e)	3,150	3,153
Sirius XM Radio, LLC 4.125% 7/1/2030 (e)	6,476	6,078
Sirius XM Radio, LLC 3.875% 9/1/2031 (e)	9,798	8,886
Snap, Inc. 6.875% 3/1/2033 (e)	6,125	6,267
Stagwell Global, LLC 5.625% 8/15/2029 (e)	5,810	5,649
T-Mobile USA, Inc. 2.55% 2/15/2031	19,963	18,145
T-Mobile USA, Inc. 2.875% 2/15/2031	3,037	2,801
T-Mobile USA, Inc. 5.30% 5/15/2035	2,812	2,882
Univision Communications, Inc. 8.00% 8/15/2028 (e)	5,485	5,688
Univision Communications, Inc. 4.50% 5/1/2029 (e)	6,254	5,904
Univision Communications, Inc. 7.375% 6/30/2030 (e)	9,335	9,388
Univision Communications, Inc. 8.50% 7/31/2031 (e)	9,750	10,076
Univision Communications, Inc. 9.375% 8/1/2032 (e)	4,575	4,879
Verizon Communications, Inc. 2.55% 3/21/2031	8,188	7,446
Verizon Communications, Inc. 5.25% 4/2/2035	3,037	3,089
Verizon Communications, Inc. 3.55% 3/22/2051	15,000	11,006
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	38,204	30,523
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	2,535	1,892
X Corp., Term Loan B, (USD-SOFR + 6.50%) 10.958% 10/26/2029 (d)(h)	7,954	7,812
		547,205
Consumer discretionary 2.61%
Advance Auto Parts, Inc. 5.95% 3/9/2028	1,299	1,329
Advance Auto Parts, Inc. 7.00% 8/1/2030 (e)	1,010	1,040
Advance Auto Parts, Inc. 3.50% 3/15/2032	2,463	2,156
Advance Auto Parts, Inc. 7.375% 8/1/2033 (e)	16,080	16,595
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.765% 3/11/2030 (d)(g)(h)	448	448
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 7.614%) 6.00% PIK and 5.98% Cash 3/11/2030 (d)(g)(h)(i)	417	417
Allied Universal Holdco, LLC 4.625% 6/1/2028 (e)	1,530	1,501
Allied Universal Holdco, LLC 6.875% 6/15/2030 (e)	9,673	9,950
AutoNation, Inc. 5.89% 3/15/2035	16,000	16,545
Boyd Gaming Corp. 4.75% 12/1/2027	2,300	2,291
Caesars Entertainment, Inc. 6.50% 2/15/2032 (e)	16,000	16,330
Carnival Corp. 4.00% 8/1/2028 (e)	11,000	10,850
Carnival Corp. 5.125% 5/1/2029 (e)	3,460	3,460
Carnival Corp. 6.00% 5/1/2029 (e)	14,555	14,782
Carnival Corp. 7.00% 8/15/2029 (e)	6,150	6,480
Carnival Corp. 5.75% 3/15/2030 (e)	6,949	7,099
Carnival Corp. 6.125% 2/15/2033 (e)	4,665	4,785
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (e)	1,635	1,741
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028 (e)	24,000	24,429
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (e)	7,775	7,329
Fertitta Entertainment, LLC 4.625% 1/15/2029 (e)	7,121	6,783
Fertitta Entertainment, LLC 6.75% 1/15/2030 (e)	2,340	2,197
Ford Motor Co. 4.75% 1/15/2043	3,085	2,461
Ford Motor Co. 5.291% 12/8/2046	6,181	5,211
Ford Motor Credit Co., LLC 2.70% 8/10/2026	7,820	7,696
Ford Motor Credit Co., LLC 5.85% 5/17/2027	20,000	20,255
Ford Motor Credit Co., LLC 4.95% 5/28/2027	7,775	7,765
Ford Motor Credit Co., LLC 3.815% 11/2/2027	10,000	9,757
Ford Motor Credit Co., LLC 5.918% 3/20/2028	14,023	14,266
American Funds Strategic Bond Fund — Page 26 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co., LLC 2.90% 2/10/2029	USD1,994	$1,848
Ford Motor Credit Co., LLC 7.20% 6/10/2030	2,895	3,096
Ford Motor Credit Co., LLC 5.73% 9/5/2030	3,924	3,958
Ford Motor Credit Co., LLC 6.054% 11/5/2031	11,239	11,491
Ford Motor Credit Co., LLC 7.122% 11/7/2033	4,509	4,822
Ford Motor Credit Co., LLC 6.125% 3/8/2034	13,631	13,704
Ford Motor Credit Co., LLC 6.50% 2/7/2035	21,000	21,586
General Motors Financial Co., Inc. 5.625% 4/4/2032	5,337	5,511
General Motors Financial Co., Inc. 5.45% 9/6/2034	9,957	10,022
General Motors Financial Co., Inc. 6.15% 7/15/2035	13,972	14,620
GENM Capital Labuan, Ltd. 3.882% 4/19/2031	14,000	12,893
Genting New York, LLC 7.25% 10/1/2029 (e)	2,200	2,274
Gildan Activewear Inc. 5.40% 10/7/2035 (e)	4,080	4,083
Grand Canyon University 4.375% 10/1/2026	7,500	7,361
Grand Canyon University 5.125% 10/1/2028	7,000	6,901
Great Canadian Gaming Corp. 8.75% 11/15/2029 (e)	2,325	2,301
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 6.913% 3/7/2032 (d)(h)	631	635
Hertz Corp. (The), Term Loan B-EXIT, (3-month USD CME Term SOFR + 3.50%) 8.07% 6/30/2028 (d)(h)	1,275	1,152
Hertz Corp. (The), Term Loan C-EXIT, (3-month USD CME Term SOFR + 3.50%) 8.07% 6/30/2028 (d)(h)	250	226
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029 (e)	3,403	3,275
Home Depot, Inc. 4.85% 6/25/2031	2,295	2,370
Home Depot, Inc. 4.95% 6/25/2034	3,335	3,416
Home Depot, Inc. 5.875% 12/16/2036	1,970	2,146
Home Depot, Inc. 4.95% 9/15/2052	1,382	1,291
Home Depot, Inc. 5.40% 6/25/2064	13,717	13,566
Jacobs Entertainment, Inc. 6.75% 2/15/2029 (e)	5,305	5,183
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (e)	4,795	5,075
McDonald’s Corp. 5.00% 5/17/2029	1,424	1,467
McDonald’s Corp. 4.95% 3/3/2035	4,274	4,332
McDonald’s Corp. 3.625% 9/1/2049	907	680
McDonald’s Corp. 4.20% 4/1/2050	2,093	1,722
McDonald’s Corp. 5.15% 9/9/2052	1,483	1,406
MercadoLibre, Inc. 2.375% 1/14/2026	4,255	4,223
Mercury Aggregator, LP, Term Loan, 19.00% 2/3/2026 (g)(h)	19	7
Mercury Aggregator, LP, Term Loan 2, 19.00% 2/3/2026 (g)(h)	11	4
Newell Brands, Inc. 8.50% 6/1/2028 (e)	1,350	1,431
Newell Brands, Inc. 6.375% 5/15/2030	5,675	5,637
Newell Brands, Inc. 6.625% 5/15/2032	11,670	11,546
Newell Brands, Inc. 7.375% 4/1/2036	10,865	10,827
Newell Brands, Inc. 7.00% 4/1/2046	1,315	1,161
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (e)	9,995	10,736
Party City Holdings, Inc. 0% 10/12/2028 (g)	560	— (b)
Party City Holdings, Inc. 0% 8/27/2030 (g)	2,594	52
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026 (e)	16,160	16,151
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (e)	5,000	5,098
Royal Caribbean Cruises, Ltd. 5.625% 9/30/2031 (e)	13,735	14,015
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	4,643	4,672
Starbucks Corp. 5.00% 2/15/2034	5,061	5,170
Stellantis Finance US, Inc. 6.45% 3/18/2035 (e)	13,723	14,075
Toyota Motor Credit Corp. 3.375% 4/1/2030	2,865	2,775
Universal Entertainment Corp. 9.875% 8/1/2029 (e)	7,400	7,353
Vail Resorts, Inc. 5.625% 7/15/2030 (e)	1,735	1,747
American Funds Strategic Bond Fund — Page 27 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (e)	USD4,845	$5,219
ZF North America Capital, Inc. 6.75% 4/23/2030 (e)	13,569	13,252
		535,512
Information technology 2.43%
Accenture Capital, Inc. 4.50% 10/4/2034	4,181	4,126
Acuris Finance US, Inc. 9.00% 8/1/2029 (e)	17,675	18,485
ams-OSRAM AG 12.25% 3/30/2029 (e)	5,255	5,660
Analog Devices, Inc. 2.10% 10/1/2031	12,879	11,392
Apple, Inc. 4.75% 5/12/2035	5,002	5,130
Broadcom, Inc. 5.15% 11/15/2031	8,371	8,700
Broadcom, Inc. 4.55% 2/15/2032	7,771	7,829
Broadcom, Inc. 3.469% 4/15/2034 (e)	4,000	3,652
Broadcom, Inc. 4.80% 10/15/2034	6,845	6,896
Broadcom, Inc. 5.20% 7/15/2035	35,033	36,119
Broadcom, Inc. 3.187% 11/15/2036 (e)	5,996	5,119
Cisco Systems, Inc. 5.05% 2/26/2034	28,839	29,843
Cisco Systems, Inc. 5.30% 2/26/2054	2,050	2,025
Cloud Software Group, Inc. 9.00% 9/30/2029 (e)	13,134	13,638
Cloud Software Group, Inc. 8.25% 6/30/2032 (e)	10,000	10,619
Cloud Software Group, Inc. 6.625% 8/15/2033 (e)	5,700	5,808
CommScope Technologies, LLC 5.00% 3/15/2027 (e)	4,475	4,444
CommScope, LLC 7.125% 7/1/2028 (e)	2,003	2,012
Commscope, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.913% 12/17/2029 (d)(h)	2,850	2,887
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (e)	11,875	12,556
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.288% 9/13/2029 (d)(h)(j)	804	810
Finastra USA, Inc., Term Loan, (1-month USD CME Term SOFR + 4.00%) 8.129% 7/30/2032 (d)(h)	1,740	1,735
Helios Software Holdings, Inc. 8.75% 5/1/2029 (e)	16,850	17,484
Intel Corp. 3.05% 8/12/2051	5,814	3,692
Intel Corp. 5.60% 2/21/2054	10,973	10,543
ION Trading Technologies SARL 9.50% 5/30/2029 (e)	14,210	15,079
Microchip Technology, Inc. 5.05% 2/15/2030	12,476	12,762
Micron Technology, Inc. 6.05% 11/1/2035	13,898	14,857
NCR Atleos Corp. 9.50% 4/1/2029 (e)	14,074	15,246
Oracle Corp. 5.50% 8/3/2035	18,138	18,672
Oracle Corp. 5.20% 9/26/2035	10,000	10,059
Oracle Corp. 3.60% 4/1/2050	5,000	3,522
Oracle Corp. 3.95% 3/25/2051	4,145	3,084
Oracle Corp. 6.00% 8/3/2055	23,241	23,348
Oracle Corp. 5.95% 9/26/2055	5,000	4,988
Roper Technologies, Inc. 4.90% 10/15/2034	16,164	16,190
Roper Technologies, Inc. 5.10% 9/15/2035	11,055	11,148
Synopsys, Inc. 5.15% 4/1/2035	21,121	21,494
Synopsys, Inc. 5.70% 4/1/2055	23,164	23,394
Texas Instruments, Inc. 4.85% 2/8/2034	5,003	5,139
Texas Instruments, Inc. 5.10% 5/23/2035	8,415	8,681
UKG, Inc. 6.875% 2/1/2031 (e)	7,850	8,106
Unisys Corp. 10.625% 1/15/2031 (e)	21,568	22,998
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (i)(j)	10,204	11,173
X.AI Corp. 12.50% 6/30/2030	17,220	18,102
		499,246
American Funds Strategic Bond Fund — Page 28 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials 2.25%	Principal amount (000)	Value (000)
Ambipar Lux SARL 10.875% 2/5/2033 (e)	USD3,705	$623
Apple Bidco, LLC, Term Loan, (3-month USD CME Term SOFR + 2.50%) 6.663% 9/23/2031 (d)(h)	8,665	8,674
BAE Systems PLC 5.30% 3/26/2034 (e)	13,303	13,790
Boeing Co. (The) 5.15% 5/1/2030	16,036	16,461
Boeing Co. (The) 3.625% 2/1/2031	4,998	4,790
Boeing Co. (The) 6.388% 5/1/2031	4,887	5,325
Boeing Co. (The) 6.528% 5/1/2034	16,082	17,791
Boeing Co. (The) 5.705% 5/1/2040	3,706	3,784
Boeing Co. (The) 5.805% 5/1/2050	13,149	13,145
Boeing Co. (The) 6.858% 5/1/2054	8,827	10,076
Boeing Co. (The) 5.93% 5/1/2060	10,192	10,190
Boeing Co. (The) 7.008% 5/1/2064	1,856	2,150
Bombardier, Inc. 7.125% 6/15/2026 (e)	1,675	1,671
Bombardier, Inc. 7.875% 4/15/2027 (e)	272	273
Bombardier, Inc. 6.00% 2/15/2028 (e)	4,180	4,194
Bombardier, Inc. 7.50% 2/1/2029 (e)	8,339	8,703
Bombardier, Inc. 8.75% 11/15/2030 (e)	9,075	9,798
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051	1,611	1,139
Canadian National Railway Co. 4.375% 9/18/2034	1,579	1,545
Canadian Pacific Railway Co. 2.05% 3/5/2030	2,000	1,823
Canadian Pacific Railway Co. 3.00% 12/2/2041	4,184	3,138
Canadian Pacific Railway Co. 3.10% 12/2/2051	12,081	8,191
Carrier Global Corp. 5.90% 3/15/2034	9,677	10,389
Caterpillar, Inc. 5.20% 5/15/2035	4,018	4,159
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 10.778% 6/4/2029 (d)(h)	3,127	3,128
Embraer Netherlands Finance BV 5.98% 2/11/2035	1,985	2,107
EquipmentShare.com, Inc. 9.00% 5/15/2028 (e)	5,295	5,610
EquipmentShare.com, Inc. 8.625% 5/15/2032 (e)	7,115	7,691
EquipmentShare.com, Inc. 8.00% 3/15/2033 (e)	7,000	7,488
General Aerospace Co. 4.90% 1/29/2036	2,900	2,942
General Dynamics Corp. 4.95% 8/15/2035	2,533	2,581
Gladieux Metals Recycling, LLC, Term Loan, (1-month USD CME Term SOFR + 10.00%) 14.316% PIK 10/20/2025 (d)(g)(h)(i)	6,359	6,359
Herc Holdings, Inc. 6.625% 6/15/2029 (e)	4,785	4,920
Herc Holdings, Inc. 7.00% 6/15/2030 (e)	3,555	3,696
Herc Holdings, Inc. 7.25% 6/15/2033 (e)	2,075	2,168
Hertz Corp. (The) 4.625% 12/1/2026 (e)	4,205	4,141
Honeywell International, Inc. 5.00% 3/1/2035	24,542	24,963
Icahn Enterprises, LP 6.25% 5/15/2026	1,168	1,168
Icahn Enterprises, LP 5.25% 5/15/2027	11,500	11,313
Icahn Enterprises, LP 9.75% 1/15/2029	13,000	13,136
Icahn Enterprises, LP 10.00% 11/15/2029 (e)	2,695	2,710
Ingersoll-Rand, Inc. 5.45% 6/15/2034	405	423
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (e)	13,660	14,199
LATAM Airlines Group SA 7.875% 4/15/2030 (e)	1,034	1,077
Lockheed Martin Corp. 4.80% 8/15/2034	8,128	8,227
NESCO Holdings II, Inc. 5.50% 4/15/2029 (e)	14,000	13,721
Norfolk Southern Corp. 4.45% 3/1/2033	2,751	2,737
Norfolk Southern Corp. 5.55% 3/15/2034	6,140	6,515
Norfolk Southern Corp. 5.10% 5/1/2035	219	224
Norfolk Southern Corp. 5.35% 8/1/2054	13,195	13,010
Paychex, Inc. 5.60% 4/15/2035	1,644	1,722
QXO Building Products, Inc. 6.75% 4/30/2032 (e)	5,949	6,174
Regal Rexnord Corp. 6.30% 2/15/2030	15,000	15,911
American Funds Strategic Bond Fund — Page 29 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Regal Rexnord Corp. 6.40% 4/15/2033	USD15,000	$16,110
RTX Corp. 5.375% 2/27/2053	11,296	11,059
Sabre GLBL, Inc. 11.125% 7/15/2030 (e)	9,400	9,115
Science Applications International Corp. 5.875% 11/1/2033 (e)	2,265	2,267
SkyMiles IP, Ltd. 4.50% 10/20/2025 (e)	375	375
SkyMiles IP, Ltd. 4.75% 10/20/2028 (e)	2,760	2,777
SkyMiles IP, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.75%) 8.075% 10/20/2027 (d)(h)	828	830
Texas Combined Tirz I, LLC 0% 12/7/2062 (e)(g)	3,239	3,239
TK Elevator U.S. Newco, Inc. 5.25% 7/15/2027 (e)	2,625	2,618
TransDigm, Inc. 4.875% 5/1/2029	1,990	1,962
TransDigm, Inc. 6.25% 1/31/2034 (e)	1,460	1,503
TransDigm, Inc. 6.75% 1/31/2034 (e)	7,095	7,341
Union Pacific Corp. 5.10% 2/20/2035	10,609	10,914
Union Pacific Corp. 2.95% 3/10/2052	8,448	5,508
Union Pacific Corp. 3.50% 2/14/2053	539	390
Union Pacific Corp. 5.60% 12/1/2054	1,621	1,648
United Airlines, Inc. 4.375% 4/15/2026 (e)	3,605	3,603
United Airlines, Inc. 4.625% 4/15/2029 (e)	2,920	2,877
United Parcel Service, Inc. 5.25% 5/14/2035	3,822	3,957
United Parcel Service, Inc. 5.95% 5/14/2055	3,682	3,849
United Parcel Service, Inc. 6.05% 5/14/2065	1,385	1,451
Verisk Analytics, Inc. 5.125% 2/15/2036	14,269	14,409
WESCO Distribution, Inc. 7.25% 6/15/2028 (e)	3,095	3,138
		462,823
Materials 2.18%
Ball Corp. 2.875% 8/15/2030	13,027	11,843
Ball Corp. 5.50% 9/15/2033	21,000	21,239
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	4,431	4,531
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	22,008	22,929
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	5,091	5,295
Braskem Netherlands Finance BV 4.50% 1/10/2028	4,397	1,902
Braskem Netherlands Finance BV 8.50% 1/12/2031 (e)	8,660	3,383
Braskem Netherlands Finance BV 8.50% 1/12/2031	2,603	1,017
Braskem Netherlands Finance BV 7.25% 2/13/2033 (e)	7,945	3,055
Braskem Netherlands Finance BV 7.25% 2/13/2033	3,000	1,153
Braskem Netherlands Finance BV 8.00% 10/15/2034 (e)	12,300	4,603
Celanese US Holdings, LLC 6.85% 11/15/2028	11,817	12,273
Celanese US Holdings, LLC 6.50% 4/15/2030	15,000	15,110
Celanese US Holdings, LLC 6.879% 7/15/2032	6,000	6,135
Celanese US Holdings, LLC 7.20% 11/15/2033	19,921	20,723
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (e)	5,270	5,512
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (e)	9,266	9,451
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (e)	8,675	8,948
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (e)	10,000	10,112
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (e)	10,000	10,217
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (e)	2,670	2,753
Consolidated Energy Finance SA 6.50% 5/15/2026 (e)	785	765
Consolidated Energy Finance SA 12.00% 2/15/2031 (e)	17,300	15,851
CVR Partners, LP 6.125% 6/15/2028 (e)	5,290	5,286
Dow Chemical Co. (The) 5.15% 2/15/2034	104	104
Dow Chemical Co. (The) 5.35% 3/15/2035	8,841	8,795
Dow Chemical Co. (The) 5.65% 3/15/2036	17,447	17,542
Dow Chemical Co. (The) 5.55% 11/30/2048	1,755	1,601
American Funds Strategic Bond Fund — Page 30 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Dow Chemical Co. (The) 6.90% 5/15/2053	USD768	$821
Dow Chemical Co. (The) 5.60% 2/15/2054	11,301	10,240
Dow Chemical Co. (The) 5.95% 3/15/2055	2,343	2,228
EIDP, Inc. 5.125% 5/15/2032	13,361	13,750
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (e)	11,200	11,884
FXI Holdings, Inc. 12.25% 11/15/2026 (e)	13,721	12,107
FXI Holdings, Inc. 12.25% 11/15/2026 (e)	8,422	7,403
International Flavors & Fragrances, Inc. 2.30% 11/1/2030 (e)	7,758	6,944
JH North America Holdings, Inc. 5.875% 1/31/2031 (e)	985	1,001
JH North America Holdings, Inc. 6.125% 7/31/2032 (e)	955	979
LYB International Finance III, LLC 5.50% 3/1/2034	6,132	6,171
LYB International Finance III, LLC 6.15% 5/15/2035	6,983	7,281
LYB International Finance III, LLC 4.20% 5/1/2050	4,344	3,220
LYB International Finance III, LLC 3.625% 4/1/2051	8,366	5,603
Magnera Corp. 7.25% 11/15/2031 (e)	12,000	11,301
Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026 (e)	12,605	12,566
Mauser Packaging Solutions Holding Co. 7.875% 4/15/2027 (e)	9,000	9,099
Mercer International, Inc. 12.875% 10/1/2028 (e)	6,085	5,545
Mercer International, Inc. 5.125% 2/1/2029	8,510	6,280
Minera Mexico, SA de CV, 5.625% 2/12/2032 (e)	8,590	8,873
Mineral Resources, Ltd. 9.25% 10/1/2028 (e)	8,230	8,634
NOVA Chemicals Corp. 4.25% 5/15/2029 (e)	10,000	9,686
NOVA Chemicals Corp. 9.00% 2/15/2030 (e)	6,005	6,446
PT Krakatau Posco 6.375% 6/11/2029	15,000	15,444
Quikrete Holdings, Inc. 6.75% 3/1/2033 (e)	2,050	2,133
Sasol Financing USA, LLC 8.75% 5/3/2029 (e)	15,000	15,573
Sherwin-Williams Co. 5.15% 8/15/2035	4,394	4,473
Vale Overseas, Ltd. 6.40% 6/28/2054	8,362	8,604
Veritiv Operating Co. 10.50% 11/30/2030 (e)	2,165	2,326
		448,743
Utilities 2.07%
Aegea Finance SARL 9.00% 1/20/2031 (e)	6,569	6,969
AEP Transmission Co., LLC 5.375% 6/15/2035	425	440
AES Corp. 2.45% 1/15/2031	6,949	6,226
AES Panama Generation Holdings, SRL 4.375% 5/31/2030 (e)	2,681	2,536
Alabama Power Co. 5.85% 11/15/2033	2,900	3,114
Alabama Power Co. 3.00% 3/15/2052	964	640
Alfa Transmisora De Energia SA 4.55% 9/27/2051 (e)	2,400	1,923
Alliant Energy Finance, LLC 3.60% 3/1/2032 (e)	6,800	6,295
Baltimore Gas and Electric Co. 5.30% 6/1/2034	3,940	4,101
CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	2,110	2,134
Comision Federal de Electricidad 6.45% 1/24/2035 (e)	7,755	7,914
Consolidated Edison Co. of New York, Inc. 5.375% 5/15/2034	2,573	2,684
Duke Energy Florida, LLC 5.875% 11/15/2033	5,192	5,607
Edison International 4.125% 3/15/2028	70	69
Edison International 5.25% 11/15/2028	468	472
Edison International 5.45% 6/15/2029	1,488	1,500
Edison International 6.95% 11/15/2029	2,042	2,168
Edison International 5.25% 3/15/2032	15,485	15,349
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027) (f)	10,000	9,500
Edison International, junior subordinated, 7.875% 6/15/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.658% on 6/15/2029) (f)	9,390	9,581
American Funds Strategic Bond Fund — Page 31 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (e)(f)	USD9,103	$10,562
Emera, Inc. 6.75% 6/15/2076 (3-month USD CME Term SOFR + 5.702% on 6/15/2026) (f)	350	352
Eversource Energy 5.95% 7/15/2034	3,806	4,040
Florida Power & Light Co. 5.10% 4/1/2033	7,251	7,508
Florida Power & Light Co. 5.30% 4/1/2053	5,391	5,309
Long Ridge Energy, LLC 8.75% 2/15/2032 (e)	8,260	8,496
Pacific Gas and Electric Co. 3.15% 1/1/2026	104	104
Pacific Gas and Electric Co. 3.00% 6/15/2028	11,450	11,043
Pacific Gas and Electric Co. 4.65% 8/1/2028	141	141
Pacific Gas and Electric Co. 4.55% 7/1/2030	10,477	10,408
Pacific Gas and Electric Co. 2.50% 2/1/2031	16,284	14,514
Pacific Gas and Electric Co. 3.25% 6/1/2031	14,750	13,571
Pacific Gas and Electric Co. 5.90% 6/15/2032	1,338	1,400
Pacific Gas and Electric Co. 6.40% 6/15/2033	22,961	24,693
Pacific Gas and Electric Co. 4.95% 7/1/2050	39,617	34,033
Pacific Gas and Electric Co. 3.50% 8/1/2050	32,504	22,209
PacifiCorp 5.45% 2/15/2034	18,118	18,569
PacifiCorp 3.30% 3/15/2051	35	23
PacifiCorp 2.90% 6/15/2052	2,430	1,484
PacifiCorp 5.35% 12/1/2053	17,645	16,292
PacifiCorp 5.50% 5/15/2054	22,707	21,463
PacifiCorp 5.80% 1/15/2055	10,938	10,731
PG&E Corp. 5.00% 7/1/2028	1,848	1,832
PG&E Corp. 5.25% 7/1/2030	1,376	1,358
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (f)	22,562	23,219
Public Service Co. of Colorado 2.70% 1/15/2051	1,662	1,025
Public Service Electric and Gas Co. 4.85% 8/1/2034	5,303	5,357
SMC Global Power Holdings Corp. 7.00% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 9.199% on 10/21/2025) (f)	600	600
Southern California Edison Co. 2.85% 8/1/2029	1,747	1,637
Southern California Edison Co. 5.25% 3/15/2030	4,775	4,871
Southern California Edison Co. 2.75% 2/1/2032	9,627	8,471
Southern California Edison Co. 5.20% 6/1/2034	5,500	5,471
Southern California Edison Co. 5.45% 3/1/2035	1,300	1,317
Southern California Edison Co. 4.00% 4/1/2047	1,315	996
Southern California Edison Co. 3.65% 2/1/2050	942	659
Southern California Edison Co. 3.45% 2/1/2052	11,088	7,385
Southern California Edison Co. 5.90% 3/1/2055	1,094	1,063
Southern California Edison Co. 6.20% 9/15/2055	2,892	2,919
Talen Energy Supply, LLC 8.625% 6/1/2030 (e)	12,341	13,108
Union Electric Co. 5.25% 4/15/2035	1,125	1,161
Virginia Electric & Power 2.40% 3/30/2032	448	396
Virginia Electric & Power 2.45% 12/15/2050	8,041	4,688
YPF Energia Electrica SA 7.875% 10/16/2032 (e)	11,150	10,775
		424,475
Consumer staples 1.84%
Albertsons Cos., Inc. 3.50% 3/15/2029 (e)	5,730	5,438
Altria Group, Inc. 5.25% 8/6/2035	7,386	7,470
B&G Foods, Inc. 8.00% 9/15/2028 (e)	12,970	12,583
BAT Capital Corp. 2.726% 3/25/2031	5,000	4,570
BAT Capital Corp. 4.742% 3/16/2032	10,000	10,069
American Funds Strategic Bond Fund — Page 32 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
BAT Capital Corp. 6.421% 8/2/2033	USD5,707	$6,268
BAT Capital Corp. 6.00% 2/20/2034	15,000	16,031
BAT Capital Corp. 5.625% 8/15/2035	23,768	24,711
BAT Capital Corp. 5.65% 3/16/2052	4,750	4,548
BAT Capital Corp. 7.081% 8/2/2053	11,800	13,534
Campbell’s Co. (The) 4.75% 3/23/2035	6,083	5,902
Campbell’s Co. (The) 5.25% 10/13/2054	1,100	1,019
Coca-Cola Co. 4.65% 8/14/2034	757	771
Coca-Cola Co. 5.30% 5/13/2054	533	531
Coca-Cola Co. 5.20% 1/14/2055	5,751	5,638
Coca-Cola Consolidated, Inc. 5.45% 6/1/2034	5,375	5,628
Conagra Brands, Inc. 5.75% 8/1/2035	4,337	4,418
Constellation Brands, Inc. 4.35% 5/9/2027	11,513	11,552
Constellation Brands, Inc. 4.75% 5/9/2032	6,096	6,133
Diageo Investment Corp. 5.625% 4/15/2035	1,669	1,772
H.J. Heinz Co. 3.00% 6/1/2026	2,567	2,546
H.J. Heinz Co. 3.875% 5/15/2027	2,236	2,227
Hershey Co. 5.10% 2/24/2035	4,958	5,115
Imperial Brands Finance PLC 5.875% 7/1/2034 (e)	16,377	17,157
Imperial Brands Finance PLC 5.625% 7/1/2035 (e)	1,593	1,626
Imperial Brands Finance PLC 6.375% 7/1/2055 (e)	784	815
Keurig Dr Pepper, Inc. 5.15% 5/15/2035	10,334	10,242
Kroger Co. 5.50% 9/15/2054	6,261	6,108
Kronos Acquisition Holdings, Inc. 10.75% 6/30/2032 (e)	7,975	4,389
Mars, Inc. 5.20% 3/1/2035 (e)	33,888	34,656
Mars, Inc. 5.65% 5/1/2045 (e)	6,205	6,299
Mars, Inc. 5.70% 5/1/2055 (e)	11,531	11,689
Mars, Inc. 5.80% 5/1/2065 (e)	1,905	1,944
Minerva Luxembourg SA 8.875% 9/13/2033 (e)	10,745	11,807
Philip Morris International, Inc. 5.75% 11/17/2032	1,634	1,742
Philip Morris International, Inc. 5.625% 9/7/2033	15,138	16,063
Philip Morris International, Inc. 5.25% 2/13/2034	9,950	10,278
Philip Morris International, Inc. 4.90% 11/1/2034	18,531	18,689
Philip Morris International, Inc. 4.875% 4/30/2035	1,163	1,164
Post Holdings, Inc. 4.625% 4/15/2030 (e)	4,000	3,861
Post Holdings, Inc. 4.50% 9/15/2031 (e)	10,920	10,213
Post Holdings, Inc. 6.375% 3/1/2033 (e)	25,000	25,295
Procter & Gamble Co. 4.60% 5/1/2035	3,765	3,824
Target Corp. 4.50% 9/15/2034	5,419	5,350
Target Corp. 5.00% 4/15/2035	5,065	5,131
Walmart, Inc. 4.90% 4/28/2035	10,051	10,346
		377,162
Real estate 1.18%
Boston Properties, LP 6.50% 1/15/2034	11,823	12,758
Boston Properties, LP 5.75% 1/15/2035	18,868	19,298
Corp. Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031 (e)	4,075	3,790
Crown Castle, Inc. 5.00% 1/11/2028	1,877	1,904
Equinix, Inc. 3.40% 2/15/2052	4,049	2,841
ERP Operating, LP 4.65% 9/15/2034	1,376	1,361
FibraSOMA 4.375% 7/22/2031 (e)	7,079	6,128
Fideicomiso Fibra Uno 7.70% 1/23/2032 (e)	1,831	1,980
First Industrial, LP 5.25% 1/15/2031	4,315	4,428
GLP Capital, LP 4.00% 1/15/2030	1,853	1,796
American Funds Strategic Bond Fund — Page 33 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Hudson Pacific Properties, LP 4.65% 4/1/2029	USD3,377	$3,146
Hudson Pacific Properties, LP 3.25% 1/15/2030	10,858	9,335
Kennedy-Wilson, Inc. 4.75% 3/1/2029	5,020	4,801
Kennedy-Wilson, Inc. 4.75% 2/1/2030	2,375	2,220
Kennedy-Wilson, Inc. 5.00% 3/1/2031	5,421	5,047
Kilroy Realty, LP 5.875% 10/15/2035	6,167	6,255
Kilroy Realty, LP 6.25% 1/15/2036	10,005	10,357
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	3,868	3,947
Mid-America Apartments, LP 4.95% 3/1/2035	2,500	2,523
MPT Operating Partnership, LP 5.00% 10/15/2027	13,723	13,307
MPT Operating Partnership, LP 8.50% 2/15/2032 (e)	33,272	35,379
Prologis, LP 5.00% 3/15/2034	3,430	3,487
Prologis, LP 5.25% 3/15/2054	602	583
Public Storage Operating Co. 5.35% 8/1/2053	9,905	9,801
Service Properties Trust 4.95% 2/15/2027	6,850	6,829
Service Properties Trust 0% 9/30/2027 (e)	3,015	2,662
Service Properties Trust 3.95% 1/15/2028	1,650	1,546
Service Properties Trust 8.375% 6/15/2029	12,530	12,733
Service Properties Trust 4.95% 10/1/2029	10,520	9,281
Service Properties Trust 4.375% 2/15/2030	7,365	6,267
Service Properties Trust 8.625% 11/15/2031 (e)	5,145	5,482
Service Properties Trust 8.875% 6/15/2032	5,930	5,969
Simon Property Group, LP 4.75% 9/26/2034	5,055	5,027
VICI Properties, LP 3.75% 2/15/2027 (e)	955	945
VICI Properties, LP 3.875% 2/15/2029 (e)	6,800	6,643
VICI Properties, LP 4.125% 8/15/2030 (e)	2,645	2,557
VICI Properties, LP 5.125% 5/15/2032	7,836	7,916
VICI Properties, LP 5.625% 4/1/2035	1,874	1,920
		242,249
Total corporate bonds, notes & loans		6,321,517
U.S. Treasury bonds & notes 12.97% U.S. Treasury 10.57%
U.S. Treasury 4.25% 1/31/2026	941	941
U.S. Treasury 1.875% 6/30/2026	283	279
U.S. Treasury 0.875% 9/30/2026	1,047	1,018
U.S. Treasury 1.625% 9/30/2026	193	189
U.S. Treasury 1.75% 12/31/2026	12,462	12,171
U.S. Treasury 4.25% 12/31/2026	5,793	5,830
U.S. Treasury 4.00% 1/15/2027	10,012	10,050
U.S. Treasury 3.50% 9/30/2027	26,821	26,765
U.S. Treasury 4.125% 10/31/2027	954	964
U.S. Treasury 3.625% 3/31/2028	3,156	3,157
U.S. Treasury 3.375% 9/15/2028	60,487	60,074
U.S. Treasury 4.875% 10/31/2028	2,631	2,725
U.S. Treasury 3.125% 11/15/2028	205	201
U.S. Treasury 4.375% 11/30/2028	2,439	2,492
U.S. Treasury 3.75% 12/31/2028	11,803	11,841
U.S. Treasury 4.00% 1/31/2029	9,986	10,095
U.S. Treasury 4.125% 3/31/2029	2,797	2,839
U.S. Treasury 4.625% 4/30/2029	9,774	10,086
U.S. Treasury 4.00% 7/31/2029	205	207
U.S. Treasury 3.50% 9/30/2029	4,560	4,529
American Funds Strategic Bond Fund — Page 34 of 58

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.125% 10/31/2029	USD142	$144
U.S. Treasury 4.125% 11/30/2029	190	193
U.S. Treasury 4.375% 12/31/2029	46	47
U.S. Treasury 3.625% 9/30/2030	164,156	163,329
U.S. Treasury 1.375% 11/15/2031	4,248	3,678
U.S. Treasury 2.875% 5/15/2032	367	345
U.S. Treasury 2.75% 8/15/2032	3,174	2,951
U.S. Treasury 3.875% 9/30/2032	449	448
U.S. Treasury 4.125% 11/15/2032	17,130	17,331
U.S. Treasury 4.00% 2/15/2034	29,260	29,188
U.S. Treasury 4.375% 5/15/2034	2,621	2,682
U.S. Treasury 3.875% 8/15/2034	2,573	2,534
U.S. Treasury 4.25% 11/15/2034	35,601	36,007
U.S. Treasury 4.25% 8/15/2035	423,203	426,608
U.S. Treasury 4.375% 11/15/2039	40,700	40,373
U.S. Treasury 1.125% 8/15/2040	45,000	28,397
U.S. Treasury 1.875% 2/15/2041	176,283	123,997
U.S. Treasury 2.25% 5/15/2041 (k)	98,018	72,680
U.S. Treasury 2.75% 11/15/2042	25,041	19,407
U.S. Treasury 3.875% 2/15/2043	1,690	1,534
U.S. Treasury 4.375% 8/15/2043	1,867	1,802
U.S. Treasury 4.75% 11/15/2043	20,623	20,847
U.S. Treasury 4.50% 2/15/2044	1,315	1,286
U.S. Treasury 4.125% 8/15/2044	94	87
U.S. Treasury 4.75% 2/15/2045 (k)	245,000	246,570
U.S. Treasury 4.875% 8/15/2045	14,853	15,183
U.S. Treasury 1.375% 8/15/2050 (k)	29,660	14,910
U.S. Treasury 1.625% 11/15/2050 (k)	66,000	35,411
U.S. Treasury 2.375% 5/15/2051	77,828	50,070
U.S. Treasury 3.625% 2/15/2053	15,719	12,996
U.S. Treasury 4.75% 11/15/2053	13,637	13,661
U.S. Treasury 4.25% 2/15/2054 (k)	217,958	201,170
U.S. Treasury 4.625% 5/15/2054	15,499	15,226
U.S. Treasury 4.25% 8/15/2054 (k)	209,370	193,356
U.S. Treasury 4.75% 5/15/2055	35,576	35,684
U.S. Treasury 4.75% 8/15/2055 (k)	175,000	175,602
		2,172,187
U.S. Treasury inflation-protected securities 2.40%
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034 (k)(l)	197,144	200,058
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050 (l)	4,099	2,424
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (k)(l)	415,713	230,537
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (l)	64,921	59,951
		492,970
Total U.S. Treasury bonds & notes		2,665,157
Bonds & notes of governments & government agencies outside the U.S. 6.09% Japan 2.61%
Japan, Series 192, 2.40% 3/20/2045	JPY41,844,300	275,668
Japan, Series 85, 2.30% 12/20/2054	3,600,750	20,776
Japan, Series 86, 2.40% 3/20/2055	38,874,450	229,304
Japan Bank for International Cooperation 1.25% 1/21/2031	USD11,352	9,897
		535,645
American Funds Strategic Bond Fund — Page 35 of 58

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Brazil 0.99%	Principal amount (000)	Value (000)
Brazil (Federative Republic of) 6.00% 8/15/2040 (l)	BRL60,567	$10,085
Brazil (Federative Republic of) 6.00% 8/15/2050 (l)	1,115,453	181,241
Brazil (Federative Republic of) 6.00% 5/15/2055 (l)	9,965	1,604
Brazil (Federative Republic of) 6.00% 8/15/2060 (l)	60,567	9,680
		202,610
Mexico 0.85%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (e)	USD99,340	100,911
United Mexican States 6.00% 5/7/2036	12,140	12,439
United Mexican States 6.875% 5/13/2037	12,095	13,075
United Mexican States 6.625% 1/29/2038	3,790	3,993
United Mexican States 5.00% 4/27/2051	2,270	1,868
United Mexican States 6.338% 5/4/2053	3,730	3,636
United Mexican States 6.40% 5/7/2054	5,000	4,897
United Mexican States 3.75% 4/19/2071	13,080	7,985
United Mexican States, Series M, 7.50% 6/3/2027	MXN30,000	1,637
United Mexican States, Series M, 8.00% 11/7/2047	496,456	23,821
		174,262
Colombia 0.29%
Colombia (Republic of) 8.00% 4/20/2033	USD13,802	15,051
Colombia (Republic of) 7.50% 2/2/2034	6,591	6,942
Colombia (Republic of) 8.50% 4/25/2035	8,220	9,116
Colombia (Republic of) 8.00% 11/14/2035	6,345	6,824
Colombia (Republic of) 7.75% 11/7/2036	20,781	21,810
		59,743
Panama 0.23%
Panama (Republic of) 7.50% 3/1/2031	2,835	3,120
Panama (Republic of) 2.252% 9/29/2032	8,527	6,919
Panama (Republic of) 6.40% 2/14/2035	8,595	8,897
Panama (Republic of) 6.875% 1/31/2036	8,206	8,740
Panama (Republic of) 8.00% 3/1/2038	16,669	19,013
		46,689
Canada 0.21%
OMERS Finance Trust 3.50% 4/19/2032 (e)	20,000	19,196
OMERS Finance Trust 4.00% 4/19/2052 (e)	20,000	15,752
Saskatchewan (Province of) 3.25% 6/8/2027	8,047	7,943
		42,891
Romania 0.21%
Romania (Republic of) 3.50% 4/3/2034	EUR498	502
Romania (Republic of) 5.625% 5/30/2037	37,500	42,276
		42,778
Egypt 0.18%
Egypt (Arab Republic of) 5.80% 9/30/2027	USD2,110	2,106
Egypt (Arab Republic of) 7.60% 3/1/2029	695	722
Egypt (Arab Republic of) 5.875% 2/16/2031	3,325	3,102
Egypt (Arab Republic of) 9.45% 2/4/2033 (e)	15,000	16,029
Egypt (Arab Republic of) 8.50% 1/31/2047	1,170	1,035
Egypt (Arab Republic of) 7.903% 2/21/2048	605	504
Egypt (Arab Republic of) 8.70% 3/1/2049	1,840	1,641
American Funds Strategic Bond Fund — Page 36 of 58

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Egypt (continued)	Principal amount (000)	Value (000)
Egypt (Arab Republic of) 8.15% 11/20/2059	USD14,000	$11,732
Egypt (Arab Republic of) 7.50% 2/16/2061	920	722
		37,593
Mozambique 0.13%
Mozambique (Republic of) 9.00% 9/15/2031	30,000	26,821
Peru 0.13%
Peru (Republic of) 5.50% 3/30/2036	9,655	9,851
Peru (Republic of) 5.875% 8/8/2054	6,375	6,416
Peru (Republic of) 2.78% 12/1/2060	17,695	9,923
		26,190
Supra National 0.07%
European Investment Bank 0.625% 10/21/2027	15,310	14,405
Spain 0.06%
Spain (Kingdom of) 1.25% 10/31/2030	EUR12,245	13,464
India 0.04%
India (Republic of) 7.88% 3/19/2030	INR333,000	3,978
India (Republic of) 7.61% 5/9/2030	367,000	4,345
		8,323
Gabon 0.04%
Gabonese (Republic of) 7.00% 11/24/2031 (e)	USD10,000	8,039
Senegal 0.03%
Senegal (Republic of) 6.75% 3/13/2048	11,000	6,895
United Kingdom 0.02%
United Kingdom 0.125% 8/10/2041 (l)	GBP3,438	3,384
Argentina 0.00%
Argentine Republic 1.00% 7/9/2029	USD129	94
Total bonds & notes of governments & government agencies outside the U.S.		1,249,826
Asset-backed obligations 5.14% Other asset-backed securities 2.16%
ACHV ABS Trust, Series 2024-3AL, Class B, 5.45% 12/26/2031 (a)(e)	280	283
ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031 (a)(e)	158	160
ACHV ABS Trust, Series 2025-1PL, Class B, 5.04% 4/26/2032 (a)(e)	238	239
ACHV ABS Trust, Series 2025-1PL, Class C, 5.31% 4/26/2032 (a)(e)	1,104	1,107
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (a)(e)	904	908
Affirm Master Trust, Series 2025-3A, Class A, 4.45% 10/16/2034 (a)(e)	694	694
Affirm Master Trust, Series 2025-3A, Class B, 4.75% 10/16/2034 (a)(e)	423	423
Affirm Master Trust, Series 2025-3A, Class C, 4.89% 10/16/2034 (a)(e)	1,704	1,704
Affirm Master Trust, Series 2025-3A, Class E, 6.80% 10/16/2034 (a)(e)	5,000	4,990
American Funds Strategic Bond Fund — Page 37 of 58

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (a)(e)	USD849	$853
Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029 (a)(e)	834	838
APL Finance, LLC, Series 2025-1A, Class A, 5.39% 3/20/2036 (a)(e)	2,677	2,677
APL Finance, LLC, Series 2025-1A, Class D, 8.47% 3/20/2036 (a)(e)	2,011	2,010
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (a)(e)	749	759
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 5.943% 2/16/2050 (a)(e)	239	245
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031 (a)(e)	152	152
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 9/17/2031 (a)(e)	7,500	7,493
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033 (a)(e)	4,000	3,921
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034 (a)(e)	4,581	4,514
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class C, 2.24% 10/17/2034 (a)(e)	8,400	8,072
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046 (a)(e)	1,257	1,200
Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031 (a)(e)	100	102
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (a)(e)	5,110	5,140
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (a)(e)	6,701	6,252
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041 (a)(e)	256	254
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (a)(e)	28,052	28,522
CCG Receivables Trust, Series 2025-1, Class D, 5.28% 10/14/2032 (a)(e)	301	305
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(e)	5,431	4,694
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (a)(e)	592	503
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (a)(e)	325	231
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(e)	12,732	10,662
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (a)(e)	15,118	14,672
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (a)(e)	2,892	2,779
CFG Investments, Ltd., Series 2025-1, Class A, 6.47% 3/25/2036 (a)(e)	821	835
CFG Investments, Ltd., Series 2025-1, Class B, 9.16% 3/25/2036 (a)(e)	159	163
CFG Investments, Ltd., Series 2025-1, Class C, 12.72% 3/25/2036 (a)(e)	400	420
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045 (a)(e)	523	497
CLI Funding VI, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045 (a)(e)	982	935
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (a)(e)	5,175	5,252
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030 (a)(e)	930	943
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (a)	15,085	15,227
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (a)(e)	2,073	1,941
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (a)(e)	2,171	2,195
EquipmentShare, Series 2025-1M, Class B, 6.31% 9/26/2033 (a)(e)	1,146	1,161
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (a)(e)	3,152	2,928
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046 (a)(e)	179	165
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (a)(e)	41,935	42,016
Global SC Finance SRL, Series 2025-1H, Class B, 7.848% 9/20/2045 (a)(e)	3,692	3,699
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (a)(e)	1,032	1,006
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (a)(e)	2,050	1,966
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040 (a)(e)	1,056	1,020
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (a)(e)	8,724	8,828
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (a)(e)	667	672
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029 (a)(e)	1,087	1,096
MMP Capital, Series 2025-A, Class B, 5.72% 12/15/2031 (a)(e)	332	338
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (a)(e)	4,760	4,521
Navigator Aircraft ABS, Ltd., Series 2021-1, Class B, 3.571% 11/15/2046 (a)(e)	3,247	3,102
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(e)	55,467	46,451
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 10/20/2061 (a)(e)	6,036	4,099
OnDeck Asset Securitization Trust, LLC, Series 2023-1A, Class B, 8.25% 8/19/2030 (a)(e)	1,122	1,139
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (a)(e)	10,643	10,716
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (a)(e)	652	660
American Funds Strategic Bond Fund — Page 38 of 58

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class C, 8.99% 6/17/2031 (a)(e)	USD474	$489
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (a)(e)	427	428
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031 (a)(e)	100	100
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class C, 7.03% 10/17/2031 (a)(e)	283	284
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (a)(e)	296	297
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class B, 5.52% 4/19/2032 (a)(e)	146	147
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031 (a)(e)	1,049	1,028
Oportun Funding, LLC, Series 2021-B, Class B, 1.96% 5/8/2031 (a)(e)	797	782
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (a)(e)	1,608	1,612
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (a)(e)	355	363
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 1.70%) 5.85% 9/15/2039 (a)(d)(e)	142	143
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (a)(e)	428	429
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90% 5/15/2031 (a)(e)	5,724	5,772
Reach Financial, LLC, Series 2024-2, Class B, 5.84% 7/15/2031 (a)(e)	1,461	1,486
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (a)(e)	242	243
SCF Equipment Trust, LLC, Series 2025-1A, Class D, 5.88% 11/20/2035 (a)(e)	216	224
SLAM, LLC, Series 2024-1A, Class A, 5.335% 9/15/2049 (a)(e)	17,933	18,110
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (a)(e)	5,301	5,014
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (a)(e)	1,163	1,131
Stellar Jay Ireland Dac, Series 2021-1, Class B, 5.926% 10/15/2041 (a)(e)	6,859	6,878
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (a)(e)	4,741	4,698
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (a)(e)	488	472
Stonepeak Infrastructure Partners, Series 2021-1A, Class B, 3.821% 2/28/2033 (a)(e)	3,274	3,179
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (a)(e)	11,428	11,449
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (a)(e)	13,149	13,220
Subway Funding, LLC, Series 2024-3, Class A23, 5.914% 7/30/2054 (a)(e)	13,274	13,270
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (a)(e)	1,417	1,379
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (a)	11,791	11,930
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (a)(e)	103	98
TAL Advantage V, LLC, Series 2020-1, Class B, 3.29% 9/20/2045 (a)(e)	356	341
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 8/21/2045 (a)(e)	957	944
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (a)(e)	99	93
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (a)(e)	173	164
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045 (a)(e)	2,122	2,004
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (a)(e)	19,770	19,834
Textainer Marine Containers, Ltd., Series 2025-1H, Class B, 8.06% 7/23/2050 (a)(e)	9,898	9,936
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (a)(e)	851	798
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045 (a)(e)	2,854	2,740
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046 (a)(e)	420	388
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (a)(e)	395	397
U.S. Bank National Association, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (a)(e)	13,642	13,659
Verdant Receivables, LLC, Series 2024-1, Class C, 6.25% 12/12/2031 (a)(e)	210	218
VFI ABS, LLC, Series 2025-1A, Class A, 4.78% 6/24/2030 (a)(e)	386	388
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (a)(e)	2,617	2,618
Wingspire Equipment Finance, LLC, Series 2025-1A, Class C, 4.76% 9/20/2033 (a)(e)	213	213
Wingspire Equipment Finance, LLC, Series 2025-1A, Class D, 5.45% 9/20/2033 (a)(e)	521	521
Zayo Issuer, LLC, Series 2025-2A, Class A2, 5.953% 6/20/2055 (a)(e)	1,000	1,030
Zayo Issuer, LLC, Series 2025-2A, Class B, 6.586% 6/20/2055 (a)(e)	1,000	1,039
		443,329
American Funds Strategic Bond Fund — Page 39 of 58

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan 2.10%	Principal amount (000)	Value (000)
American Credit Acceptance Receivables Trust, Series 2024-2, Class B, 6.10% 12/13/2027 (a)(e)	USD513	$514
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028 (a)(e)	3,052	3,054
American Credit Acceptance Receivables Trust, Series 2022-3, Class D, 5.83% 10/13/2028 (a)(e)	176	176
American Credit Acceptance Receivables Trust, Series 2025-1, Class B, 4.90% 3/12/2029 (a)(e)	220	221
American Credit Acceptance Receivables Trust, Series 2023-1, Class E, 9.79% 12/12/2029 (a)(e)	685	709
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030 (a)(e)	854	857
American Credit Acceptance Receivables Trust, Series 2022-4, Class E, 10.00% 1/14/2030 (a)(e)	1,380	1,425
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030 (a)(e)	2,398	2,461
American Credit Acceptance Receivables Trust, Series 2024-1, Class D, 5.86% 5/13/2030 (a)(e)	592	603
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (a)(e)	102	103
American Credit Acceptance Receivables Trust, Series 2025-1, Class D, 5.54% 8/12/2031 (a)(e)	1,500	1,520
American Credit Acceptance Receivables Trust, Series 2023-4, Class E, 9.79% 8/12/2031 (a)(e)	1,715	1,822
American Credit Acceptance Receivables Trust, Series 2023-3, Class E, 9.54% 10/14/2031 (a)(e)	1,715	1,803
American Credit Acceptance Receivables Trust, Series 2024-2, Class E, 7.87% 11/12/2031 (a)(e)	827	854
American Credit Acceptance Receivables Trust, Series 2024-1, Class E, 7.98% 11/12/2031 (a)(e)	1,271	1,314
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class B, 5.11% 11/17/2031 (a)(e)	414	415
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class C, 5.42% 12/15/2031 (a)(e)	512	514
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class E, 7.30% 10/15/2032 (a)(e)	500	504
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027 (a)(e)	5,911	5,948
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class D, 7.31% 6/20/2029 (a)(e)	1,468	1,505
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (a)(e)	1,881	1,908
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6A, Class D, 7.37% 12/20/2029 (a)(e)	374	386
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8A, Class D, 7.52% 2/20/2030 (a)(e)	3,911	3,994
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028 (a)	160	161
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class B, 4.92% 3/15/2029 (a)	1,420	1,426
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029 (a)	295	298
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029 (a)	572	583
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030 (a)	8,644	8,824
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class C, 5.17% 3/17/2031 (a)	1,391	1,407
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class D, 5.62% 3/17/2031 (a)	1,343	1,362
CarMax Select Receivables Trust, Series 2025-B, Class A2, 4.19% 3/15/2029 (a)	1,715	1,716
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62% 1/15/2030 (a)	572	584
CarMax Select Receivables Trust, Series 2025-B, Class B, 4.35% 7/15/2030 (a)	1,715	1,713
CarMax Select Receivables Trust, Series 2024-A, Class D, 6.27% 12/16/2030 (a)	868	894
CarMax Select Receivables Trust, Series 2025-B, Class C, 4.83% 6/16/2031 (a)	1,886	1,886
CarMax Select Receivables Trust, Series 2025-B, Class D, 5.33% 7/15/2031 (a)	3,414	3,411
Carvana Auto Receivables Trust, Series 2024-N3, Class C, 4.90% 12/10/2030 (a)(e)	500	502
Chase Auto Owner Trust, Series 2024-5A, Class A4, 4.15% 3/25/2030 (a)(e)	1,735	1,742
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028 (a)(e)	81	82
CPS Auto Receivables Trust, Series 2025-B, Class A, 4.74% 2/15/2029 (a)(e)	15,364	15,412
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029 (a)(e)	167	167
CPS Auto Receivables Trust, Series 2023-A, Class D, 6.44% 4/16/2029 (a)(e)	526	536
CPS Auto Receivables Trust, Series 2023-C, Class C, 6.27% 10/15/2029 (a)(e)	689	694
CPS Auto Receivables Trust, Series 2023-C, Class D, 6.77% 10/15/2029 (a)(e)	622	639
CPS Auto Receivables Trust, Series 2025-B, Class B, 4.79% 11/15/2029 (a)(e)	643	647
CPS Auto Receivables Trust, Series 2022-C, Class C, 5.28% 4/15/2030 (a)(e)	39	39
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030 (a)(e)	100	101
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030 (a)(e)	100	102
CPS Auto Receivables Trust, Series 2022-C, Class D, 6.45% 4/15/2030 (a)(e)	1,013	1,029
CPS Auto Receivables Trust, Series 2022-D, Class E, 12.12% 6/17/2030 (a)(e)	4,000	4,419
CPS Auto Receivables Trust, Series 2025-B, Class C, 5.12% 7/15/2031 (a)(e)	1,314	1,326
CPS Auto Receivables Trust, Series 2024-A, Class E, 8.42% 8/15/2031 (a)(e)	2,700	2,844
CPS Auto Receivables Trust, Series 2024-C, Class E, 8.04% 3/15/2032 (a)(e)	3,625	3,805
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class D, 6.63% 12/15/2032 (a)(e)	3,000	3,007
American Funds Strategic Bond Fund — Page 40 of 58

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Credit Acceptance Auto Loan Trust, Series 2023-3, Class B, 7.09% 10/17/2033 (a)(e)	USD212	$217
Credit Acceptance Auto Loan Trust, Series 2023-3, Class C, 7.62% 12/15/2033 (a)(e)	245	254
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028 (a)	1,822	1,823
Drive Auto Receivables Trust, Series 2025-2, Class A2, 4.29% 10/16/2028 (a)	1,715	1,716
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029 (a)	5,477	5,505
Drive Auto Receivables Trust, Series 2024-2, Class B, 4.52% 7/16/2029 (a)	474	476
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031 (a)	703	713
Drive Auto Receivables Trust, Series 2024-2, Class C, 4.67% 5/17/2032 (a)	464	466
Drive Auto Receivables Trust, Series 2024-2, Class D, 4.94% 5/17/2032 (a)	1,065	1,070
Drive Auto Receivables Trust, Series 2025-2, Class A3, 4.14% 9/15/2032 (a)	750	750
Drive Auto Receivables Trust, Series 2025-2, Class C, 4.39% 9/15/2032 (a)	1,159	1,158
Drive Auto Receivables Trust, Series 2025-1, Class C, 4.99% 9/15/2032 (a)	273	276
Drive Auto Receivables Trust, Series 2025-1, Class D, 5.41% 9/15/2032 (a)	845	856
Drive Auto Receivables Trust, Series 2025-2, Class D, 4.90% 12/15/2032 (a)	1,991	1,992
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028 (a)(e)	272	272
DriveTime Auto Owner Trust, Series 2023-1, Class D, 6.44% 11/15/2028 (a)(e)	1,125	1,144
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029 (a)(e)	524	531
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029 (a)(e)	541	561
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028 (a)	843	847
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (a)	104	105
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028 (a)	1,053	1,053
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028 (a)	278	279
Exeter Automobile Receivables Trust, Series 2023-4A, Class C, 6.51% 8/15/2028 (a)	653	658
Exeter Automobile Receivables Trust, Series 2022-4A, Class D, 5.98% 12/15/2028 (a)	314	316
Exeter Automobile Receivables Trust, Series 2022-6, Class D, 8.03% 4/6/2029 (a)	430	443
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029 (a)	226	231
Exeter Automobile Receivables Trust, Series 2024-2A, Class C, 5.74% 5/15/2029 (a)	1,360	1,376
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029 (a)	725	739
Exeter Automobile Receivables Trust, Series 2025-1A, Class B, 4.91% 8/15/2029 (a)	1,768	1,783
Exeter Automobile Receivables Trust, Series 2025-2A, Class B, 4.92% 9/17/2029 (a)	8,879	8,969
Exeter Automobile Receivables Trust, Series 2023-4A, Class D, 6.95% 12/17/2029 (a)	991	1,019
Exeter Automobile Receivables Trust, Series 2024-2A, Class D, 5.92% 2/15/2030 (a)	1,834	1,876
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030 (a)	339	343
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030 (a)	1,644	1,682
Exeter Automobile Receivables Trust, Series 2023-1A, Class E, 12.07% 9/16/2030 (a)(e)	6,737	7,537
Exeter Automobile Receivables Trust, Series 2023-2A, Class E, 9.75% 11/15/2030 (a)(e)	3,697	3,971
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030 (a)	5,589	5,694
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031 (a)(e)	2,028	2,189
Exeter Automobile Receivables Trust, Series 2023-4A, Class E, 9.57% 2/18/2031 (a)(e)	2,408	2,585
Exeter Automobile Receivables Trust, Series 2025-1A, Class C, 5.09% 5/15/2031 (a)	2,705	2,737
Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49% 5/15/2031 (a)	1,411	1,435
Exeter Automobile Receivables Trust, Series 2023-5A, Class E, 9.58% 6/16/2031 (a)(e)	4,052	4,387
Exeter Automobile Receivables Trust, Series 2024-1, Class E, 7.89% 8/15/2031 (a)(e)	4,029	4,212
Exeter Automobile Receivables Trust, Series 2025-3A, Class C, 5.09% 10/15/2031 (a)	779	789
Exeter Automobile Receivables Trust, Series 2025-3A, Class D, 5.57% 10/15/2031 (a)	944	960
Exeter Automobile Receivables Trust, Series 2024-2A, Class E, 7.98% 10/15/2031 (a)(e)	1,154	1,214
Exeter Automobile Receivables Trust, Series 2025-4A, Class D, 5.23% 1/15/2032 (a)	1,580	1,587
Exeter Automobile Receivables Trust, Series 2024-4A, Class E, 7.65% 2/17/2032 (a)(e)	10,020	10,444
Exeter Automobile Receivables Trust, Series 2025-2A, Class E, 7.81% 10/15/2032 (a)(e)	1,576	1,639
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029 (a)(e)	214	216
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029 (a)(e)	99	99
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029 (a)(e)	67	66
Ford Credit Floorplan Master Owner Trust, Series 2025-1, Class A1, 4.63% 4/15/2030 (a)	7,790	7,909
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028 (a)(e)	526	527
American Funds Strategic Bond Fund — Page 41 of 58

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (a)(e)	USD122	$123
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (a)(e)	110	113
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029 (a)(e)	633	643
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029 (a)(e)	610	625
GLS Auto Receivables Trust, Series 2023-3, Class E, 9.27% 8/15/2030 (a)(e)	1,900	2,052
GLS Auto Receivables Trust, Series 2023-4, Class E, 9.72% 8/15/2030 (a)(e)	1,430	1,568
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031 (a)(e)	1,170	1,228
GLS Auto Receivables Trust, Series 2025-3A, Class D, 5.16% 6/16/2031 (a)(e)	2,430	2,440
GLS Auto Receivables Trust, Series 2024-4A, Class E, 7.51% 8/15/2031 (a)(e)	1,005	1,046
GLS Auto Select Receivables Trust, Series 24-3A, Class B, 5.64% 8/15/2030 (a)(e)	850	871
GLS Auto Select Receivables Trust, Series 24-3A, Class C, 5.92% 8/15/2030 (a)(e)	1,000	1,033
GLS Auto Select Receivables Trust, Series 2024-4A, Class B, 4.50% 11/15/2030 (a)(e)	153	154
GLS Auto Select Receivables Trust, Series 2024-4A, Class C, 4.75% 11/15/2030 (a)(e)	67	68
GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.26% 3/15/2031 (a)(e)	180	183
GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28% 10/15/2031 (a)(e)	75	76
GLS Auto Select Receivables Trust, Series 2025-1A, Class D, 5.74% 4/15/2032 (a)(e)	194	198
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037 (a)(e)	23,821	24,150
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027 (a)(e)	4,450	4,512
Hertz Vehicle Financing III, LLC, Series 2023-3, Class B, 6.53% 2/25/2028 (a)(e)	1,000	1,019
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028 (a)(e)	6,036	5,828
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (a)(e)	14,209	13,881
Hertz Vehicle Financing, LLC, Series 2023-1A, Class B, 6.22% 6/25/2027 (a)(e)	1,250	1,258
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (a)(e)	10,573	10,311
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (a)(e)	3,950	3,840
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (a)(e)	2,477	2,411
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (a)(e)	1,690	1,726
Hertz Vehicle Financing, LLC, Series 2024-1A, Class B, 6.12% 1/25/2029 (a)(e)	941	961
Hertz Vehicle Financing, LLC, Series 2024-1A, Class C, 6.70% 1/25/2029 (a)(e)	569	584
Hertz Vehicle Financing, LLC, Series 2024-1A, Class D, 9.22% 1/25/2029 (a)(e)	2,895	2,986
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (a)(e)	100	101
Hertz Vehicle Financing, LLC, Series 2025-1A, Class B, 5.45% 9/25/2029 (a)(e)	6,035	6,107
Hertz Vehicle Financing, LLC, Series 2025-1A, Class C, 6.03% 9/25/2029 (a)(e)	8,358	8,483
Hertz Vehicle Financing, LLC, Series 2025-1A, Class D, 7.98% 9/25/2029 (a)(e)	3,784	3,792
Hertz Vehicle Financing, LLC, Series 2025-3A, Class A, 5.06% 12/26/2029 (a)(e)	1,109	1,127
Hertz Vehicle Financing, LLC, Series 2025-3A, Class B, 5.59% 12/26/2029 (a)(e)	446	451
Hertz Vehicle Financing, LLC, Series 2025-3A, Class C, 6.13% 12/26/2029 (a)(e)	455	461
Hertz Vehicle Financing, LLC, Series 2024-2A, Class D, 9.41% 1/27/2031 (a)(e)	2,250	2,363
Hertz Vehicle Financing, LLC, Series 2025-2A, Class C, 6.40% 9/25/2031 (a)(e)	9,707	9,893
Hertz Vehicle Financing, LLC, Series 2025-2A, Class D, 8.34% 9/25/2031 (a)(e)	3,525	3,551
Hertz Vehicle Financing, LLC, Series 2025-4A, Class A, 5.41% 12/25/2031 (a)(e)	2,217	2,271
Hertz Vehicle Financing, LLC, Series 2025-4A, Class B, 5.90% 12/25/2031 (a)(e)	372	380
Hertz Vehicle Financing, LLC, Series 2025-4A, Class C, 6.48% 12/25/2031 (a)(e)	1,232	1,257
Hertz Vehicle Financing, LLC, Series 2025-4A, Class D, 9.34% 12/25/2031 (a)(e)	750	785
Huntington National Bank (The), Series 2024-2, Class B1, 5.442% 10/20/2032 (a)(e)	1,166	1,178
Huntington National Bank (The), Series 2025-1, Class B, 4.957% 3/21/2033 (a)(e)	877	883
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027 (a)(e)	207	208
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028 (a)(e)	510	512
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028 (a)(e)	586	594
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028 (a)(e)	1,127	1,138
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028 (a)(e)	493	505
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029 (a)(e)	447	454
LAD Auto Receivables Trust, Series 2024-1, Class C, 5.64% 6/15/2029 (a)(e)	541	554
LAD Auto Receivables Trust, Series 2024-3A, Class B, 4.74% 1/15/2030 (a)(e)	446	450
LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.93% 3/15/2030 (a)(e)	161	163
American Funds Strategic Bond Fund — Page 42 of 58

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030 (a)(e)	USD656	$664
LAD Auto Receivables Trust, Series 2023-1, Class D, 7.30% 6/17/2030 (a)(e)	219	223
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030 (a)(e)	334	346
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031 (a)(e)	1,712	1,751
LAD Auto Receivables Trust, Series 2024-1, Class D, 6.15% 6/16/2031 (a)(e)	333	344
LAD Auto Receivables Trust, Series 2024-2, Class D, 6.37% 10/15/2031 (a)(e)	149	154
LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.18% 2/17/2032 (a)(e)	97	98
LAD Auto Receivables Trust, Series 2025-2A, Class D, 5.01% 12/15/2032 (a)(e)	1,095	1,102
Lendbuzz Securitization Trust, Series 2025-1A, Class B, 5.47% 11/15/2030 (a)(e)	4,299	4,346
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A2A, 4.84% 1/20/2027 (a)(e)	4,949	4,957
Prestige Auto Receivables Trust, Series 2024-1, Class B, 5.71% 5/15/2028 (a)(e)	196	196
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030 (a)(e)	421	430
Prestige Auto Receivables Trust, Series 2023-1A, Class E, 9.88% 5/15/2030 (a)(e)	2,000	2,120
Prestige Auto Receivables Trust, Series 2024-1, Class E, 7.94% 4/15/2031 (a)(e)	682	707
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030 (a)(e)	446	446
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030 (a)(e)	7,757	7,784
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class B, 5.497% 4/25/2034 (a)(e)	3,428	3,447
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class A2, 4.575% 6/26/2034 (a)(e)	1,427	1,428
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class A3, 4.838% 6/26/2034 (a)(e)	3,309	3,311
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class B, 5.228% 6/26/2034 (a)(e)	2,156	2,157
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027 (a)	511	511
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028 (a)	1,403	1,406
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028 (a)	1,467	1,469
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028 (a)	531	534
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030 (a)	118	120
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031 (a)	5,972	6,093
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (a)(e)	233	235
Securitized Term Auto Receivables Trust, Series 2025-A, Class C, 5.185% 7/25/2031 (a)(e)	498	503
Securitized Term Auto Receivables Trust, Series 2025-B, Class C, 5.121% 12/29/2032 (a)(e)	1,806	1,821
Securitized Term Auto Receivables Trust, Series 2025-B, Class D, 5.463% 12/29/2032 (a)(e)	2,183	2,199
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028 (a)(e)	7,277	7,288
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A2, 4.52% 11/20/2028 (a)(e)	6,049	6,066
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A3, 4.44% 12/20/2030 (a)(e)	6,998	7,060
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class B, 4.76% 11/20/2031 (a)(e)	2,770	2,811
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (a)(e)	2,479	2,483
United Auto Credit Securitization Trust, Series 2024-1, Class B, 6.57% 6/10/2027 (a)(e)	249	249
United Auto Credit Securitization Trust, Series 2025-1, Class B, 5.05% 2/10/2028 (a)(e)	839	842
United Auto Credit Securitization Trust, Series 2024-1, Class C, 7.06% 10/10/2029 (a)(e)	1,560	1,569
United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30% 11/12/2029 (a)(e)	4,000	4,099
United Auto Credit Securitization Trust, Series 2025-1, Class C, 5.15% 6/10/2030 (a)(e)	1,046	1,052
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028 (a)(e)	68	68
Westlake Automobile Receivables Trust, Series 2024-1, Class B, 5.55% 11/15/2027 (a)(e)	496	499
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 6.44% 12/15/2027 (a)(e)	1,049	1,053
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028 (a)(e)	51	51
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (a)(e)	2,509	2,519
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028 (a)(e)	412	415
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028 (a)(e)	483	490
Westlake Automobile Receivables Trust, Series 2023-1, Class D, 6.79% 11/15/2028 (a)(e)	1,207	1,240
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029 (a)(e)	521	527
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029 (a)(e)	269	277
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029 (a)(e)	2,010	2,056
American Funds Strategic Bond Fund — Page 43 of 58

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Westlake Automobile Receivables Trust, Series 2025-2A, Class D, 5.08% 5/15/2031 (a)(e)	USD4,000	$4,036
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028 (a)(e)	4,470	4,488
		431,353
Collateralized loan obligations 0.43%
Allegro CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.53%) 6.855% 1/19/2033 (a)(d)(e)	1,500	1,504
American Money Management Corp., Series 2016-18, Class BR, (3-month USD CME Term SOFR + 1.862%) 6.084% 5/26/2031 (a)(d)(e)	779	779
Apex Credit CLO, LLC, Series 2021-2A, Class A2R, (3-month USD CME Term SOFR + 1.85%) 6.082% 10/20/2034 (a)(d)(e)	789	791
ARES CLO, Ltd., Series 2022-65A, Class CR, (3-month USD CME Term SOFR + 1.85%) 6.008% 7/25/2034 (a)(d)(e)	909	911
Barings Middle Market CLO, Ltd., Series 2021-I, Class A1, (3-month USD CME Term SOFR + 0.262%) + 1.55%) 6.137% 7/20/2033 (a)(d)(e)	3,500	3,503
Battalion CLO, Ltd., Series 2018-12A, Class DRR, (3-month USD CME Term SOFR + 2.60%) 6.785% 5/17/2031 (a)(d)(e)	2,083	2,077
Bluemountain CLO, Ltd., Series 2014-2, Class CR2, (3-month USD CME Term SOFR + 2.462%) 6.787% 10/20/2030 (a)(d)(e)	700	703
Canyon Capital CLO, Ltd., Series 2021-4A, Class CR, (3-month USD CME Term SOFR + 1.80%) 6.118% 10/15/2034 (a)(d)(e)	886	886
Cook Park CLO, Ltd., Series 2018-1A, Class B, (3-month USD CME Term SOFR + 1.662%) 5.984% 4/17/2030 (a)(d)(e)	500	500
Diameter Capital CLO, Series 2023-5, Class A1, (3-month USD CME Term SOFR + 1.85%) 6.168% 10/15/2036 (a)(d)(e)	1,667	1,667
Diameter Capital CLO, Series 2023-5, Class A2, (3-month USD CME Term SOFR + 2.40%) 6.718% 10/15/2036 (a)(d)(e)	1,714	1,715
Dryden Senior Loan Fund, CLO, Series 2022-98, Class D, (3-month USD CME Term SOFR + 3.10%) 7.425% 4/20/2035 (a)(d)(e)	300	299
Elmwood CLO 15, Ltd., 7.158% 4/22/2035 (3-month CME Term SOFR + 2.90%) (a)(d)(e)	1,400	1,403
Fortress Credit BSL, Ltd., Series 2019-2A, Class CR, (3-month USD CME Term SOFR + 2.00%) 6.325% 10/20/2032 (a)(d)(e)	1,750	1,755
Fortress Credit BSL, Ltd., CLO, Series 2019-2A, Class DR, (3-month USD CME Term SOFR + 2.85%) 7.175% 10/20/2032 (a)(d)(e)	2,120	2,123
Fortress Credit BSL, Ltd., CLO, Series 2023-1A, Class BR, (3-month USD CME Term SOFR + 1.85%) 6.169% 4/23/2036 (a)(d)(e)	1,659	1,659
Fortress Credit Opportunities CLO, LLC, Series 2025-37A, Class B, (3-month USD CME Term SOFR + 2.60%) 6.874% 7/20/2033 (a)(d)(e)	2,000	2,004
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class CR, (3-month USD CME Term SOFR + 1.65%) 5.976% 7/20/2035 (a)(d)(e)	750	751
Harbor Park CLO, Ltd., Series 2018-1, Class D, (3-month USD CME Term SOFR + 3.162%) 7.487% 1/20/2031 (a)(d)(e)	400	402
ICG US CLO, Ltd., Series 2016-1A, Class BR3, (3-month USD CME Term SOFR + 1.95%) 6.264% 4/29/2034 (a)(d)(e)	2,912	2,912
Jamestown CLO, Ltd., Series 2018-11, Class A2, (3-month USD CME Term SOFR + 1.962%) 6.282% 7/14/2031 (a)(d)(e)	500	501
Jamestown CLO, Ltd., Series 2021-16A, Class CR, (3-month USD CME Term SOFR + 1.95%) 6.268% 7/25/2034 (a)(d)(e)	740	742
Jamestown CLO, Ltd., Series 2021-16A, Class DR, (3-month USD CME Term SOFR + 3.05%) 7.368% 7/25/2034 (a)(d)(e)	1,000	1,000
Marble Point CLO XXIII, Ltd., Series 2021-4, Class C1, (3-month USD CME Term SOFR + 2.862%) 7.194% 1/22/2035 (a)(d)(e)	435	436
Marble Point CLO, Ltd., Series 2019-2, Class D1R, (3-month USD CME Term SOFR + 3.662%) 7.987% 11/16/2034 (a)(d)(e)	1,000	1,001
American Funds Strategic Bond Fund — Page 44 of 58

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Collateralized loan obligations (continued)	Principal amount (000)	Value (000)
Northwoods Capital, Ltd., Series 2021-25A, Class DR, (3-month USD CME Term SOFR + 2.90%) 6.642% 7/20/2034 (a)(d)(e)	USD1,917	$1,917
Ocean Trails CLO, Series 2021-11A, Class DR, (3-month USD CME Term SOFR + 3.10%) 7.425% 7/20/2034 (a)(d)(e)	1,000	998
OCP CLO, Ltd., Series 2019-16A, Class AR, (3-month USD CME Term SOFR + 1.262%) 5.59% 4/10/2033 (a)(d)(e)	2,871	2,874
Orion CLO, Ltd., Series 2023-1, Class C, (3-month USD CME Term SOFR + 3.25%) 7.568% 10/25/2036 (a)(d)(e)	1,400	1,401
Orion CLO, Ltd., Series 2023-1, Class D, (3-month USD CME Term SOFR + 5.15%) 9.468% 10/25/2036 (a)(d)(e)	1,703	1,704
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class C, (3-month USD CME Term SOFR + 2.50%) 6.818% 1/15/2033 (a)(d)(e)	1,608	1,612
Parallel, Ltd., Series 2023-1A, Class BR, (3-month USD CME Term SOFR + 2.05%) 6.375% 7/20/2036 (a)(d)(e)	409	410
Park Avenue Institutional Advisers CLO, Series 2017-AR, Class A2R, (3-month USD CME Term SOFR + 1.812%) 6.045% 2/14/2034 (a)(d)(e)	1,000	1,000
PPM CLO 2, Ltd., Series 2019-2, Class CR2, (3-month USD CME Term SOFR + 2.80%) 7.118% 4/16/2037 (a)(d)(e)	1,000	1,002
Regatta XXIII Funding, Ltd., Series 2021-4, Class A1, (3-month USD CME Term SOFR + 1.412%) 5.737% 1/20/2035 (a)(d)(e)	800	802
Rockford Tower CLO, Ltd., Series 2021-1, Class D, (3-month USD CME Term SOFR + 3.262%) 7.587% 7/20/2034 (a)(d)(e)	1,191	1,194
Romark CLO, Ltd., Series 2018-1, Class A1, (3-month USD CME Term SOFR + 1.292%) 5.617% 4/20/2031 (a)(d)(e)	131	131
RRAM, CLO, Series 2021-14, Class A1, (3-month USD CME Term SOFR + 1.382%) 5.699% 4/15/2036 (a)(d)(e)	1,500	1,503
Steele Creek CLO, Ltd., Series 2019-1A, Class DRR, (3-month USD CME Term SOFR + 3.00%) 7.318% 4/15/2032 (a)(d)(e)	1,000	1,002
Steele Creek CLO, Ltd., Series 2019-2A, Class DR, (3-month USD CME Term SOFR + 2.80%) 7.118% 7/15/2032 (a)(d)(e)	2,230	2,201
Sycamore Tree CLO, Ltd., Series 2024-5, Class C, (3-month USD CME Term SOFR + 2.75%) 7.075% 4/20/2036 (a)(d)(e)	667	667
TICP CLO, Ltd., Series 2018-12, Class DR, (3-month USD CME Term SOFR + 3.562%) 7.879% 7/15/2034 (a)(d)(e)	1,000	1,003
Trinitas CLO, Ltd., Series 2020-12A, Class B1R2, (3-month USD CME Term SOFR + 1.55%) 5.792% 4/25/2033 (a)(d)(e)	1,757	1,763
Trinitas CLO, Ltd., Series 2020-12A, Class CR2, (3-month USD CME Term SOFR + 1.80%) 6.042% 4/25/2033 (a)(d)(e)	818	821
Trinitas CLO, Ltd., Series 2021-17A, Class B1R, (3-month USD CME Term SOFR + 1.65%) 5.81% 10/20/2034 (a)(d)(e)	1,783	1,786
Trinitas CLO, Ltd., Series 2021-17A, Class CR, (3-month USD CME Term SOFR + 2.00%) 6.16% 10/20/2034 (a)(d)(e)	2,537	2,537
Trysail CLO, Ltd., Series 2021-1, Class C, (3-month USD CME Term SOFR + 2.662%) 6.987% 7/20/2032 (a)(d)(e)	1,500	1,505
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 5.515% 1/20/2037 (a)(d)(e)	20,000	19,999
Vibrant CLO, Ltd., Series 2021-12A, Class BRR, (3-month USD CME Term SOFR + 1.95%) 6.101% 4/20/2034 (a)(d)(e)	878	878
Voya CLO, Ltd., Series 2018-3, Class CR2, (3-month USD CME Term SOFR + 2.35%) 6.668% 10/15/2031 (a)(d)(e)	2,000	2,000
American Funds Strategic Bond Fund — Page 45 of 58

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Collateralized loan obligations (continued)	Principal amount (000)	Value (000)
Wellfleet CLO, Ltd., Series 2021-1A, Class CR, (3-month USD CME Term SOFR + 2.15%) 6.475% 4/20/2034 (a)(d)(e)	USD1,500	$1,503
Wind River CLO, Ltd., Series 2021-2A, Class CR, (3-month USD CME Term SOFR + 2.00%) 6.012% 7/20/2034 (a)(d)(e)	1,846	1,846
		88,083
Student loan 0.24%
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (a)(e)	504	509
Navient Education Loan Trust, Series 2025-A, Class B, 5.32% 7/15/2055 (a)(e)	601	607
Navient Education Loan Trust, Series 2025-A, Class C, 5.53% 7/15/2055 (a)(e)	572	578
Navient Education Loan Trust, Series 2025-A, Class D, 6.03% 7/15/2055 (a)(e)	429	433
Nelnet Student Loan Trust, Series 2021-CA, Class C, 3.36% 4/20/2062 (a)(e)	5,313	4,594
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 4/20/2062 (a)(e)	11,333	9,788
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.522% 7/25/2051 (a)(d)(e)	378	378
SMB Private Education Loan Trust, Series 2023-C, Class B, 6.36% 11/15/2052 (a)(e)	455	477
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053 (a)(e)	1,186	1,083
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053 (a)(e)	1,186	1,083
SMB Private Education Loan Trust, Series 2025-B, Class D, 6.63% 3/17/2053 (a)(e)	935	954
SMB Private Education Loan Trust, Series 2023-D, Class D, 8.87% 9/15/2053 (a)(e)	2,106	2,292
SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13% 4/15/2054 (a)(e)	5,696	5,806
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 11/16/2054 (a)(e)	2,065	1,963
SMB Private Education Loan Trust, Series 2022-B, Class D, 5.95% 2/16/2055 (a)(e)	2,574	2,610
SMB Private Education Loan Trust, Series 2024-A, Class D, 8.22% 3/15/2056 (a)(e)	7,896	8,578
SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056 (a)(e)	5,000	5,195
SMB Private Education Loan Trust, Series 2022-D, Class D, 7.23% 10/15/2058 (a)(e)	2,803	2,869
		49,797
Credit card 0.21%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (a)(e)	2,132	2,137
Avant Credit Card Master Trust, Series 2024-2A, Class D, 8.98% 5/15/2029 (a)(e)	7,000	7,090
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027 (a)(e)	605	609
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A2, 6.68% 7/15/2027 (a)(e)	2,166	2,175
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (a)(e)	134	136
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (a)(e)	322	325
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (a)(e)	318	320
Mission Lane Credit Card Master Trust, Series 2024-A, Class E, 13.69% 8/15/2029 (a)(e)	5,000	5,078
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (a)(e)	1,151	1,155
Mission Lane Credit Card Master Trust, Series 2025-C, Class C, 5.37% 12/16/2030 (a)(e)	344	345
Mission Lane Credit Card Master Trust, Series 2025-C, Class D, 5.71% 12/16/2030 (a)(e)	346	347
Mission Lane Credit Card Master Trust, Series 2025-C, Class E, 7.66% 12/16/2030 (a)(e)	8,000	8,025
Mission Lane Credit Card Master Trust, Series 2025-C, Class F, 10.55% 12/16/2030 (a)(e)	4,000	4,012
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (a)(e)	4,639	4,652
Mission Lane Credit Card Master Trust, Series 2025-B, Class B, 5.21% 9/15/2031 (a)(e)	1,326	1,331
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41% 9/15/2031 (a)(e)	887	890
Mission Lane Credit Card Master Trust, Series 2025-B, Class D, 5.80% 9/15/2031 (a)(e)	1,461	1,466
Mission Lane Credit Card Master Trust, Series 2025-B, Class F, 11.21% 9/15/2031 (a)(e)	4,000	4,040
		44,133
Total asset-backed obligations		1,056,695
American Funds Strategic Bond Fund — Page 46 of 58

unaudited
Bonds, notes & other debt instruments (continued) Municipals 1.58% California 0.18%	Principal amount (000)	Value (000)
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.487% 6/1/2036	USD4,470	$3,808
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.714% 6/1/2041	6,710	5,271
Municipal Fin. Auth., Community Facs. Dist. No. 2022-27 (City of Chula Vista - Sunbow), Special Tax Bonds, Series 2024-A-T, 7.25% 9/1/2039	2,275	2,291
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027	5,400	5,203
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030	6,450	5,840
Regents of the University of California, General Rev. Bonds, Series 2023-BR, 5.10% 5/15/2033	13,795	14,445
		36,858
Florida 0.07%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	14,910	13,650
Illinois 0.13%
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/ 2029	555	550
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/ 2039	2,645	2,517
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/ 2040	960	918
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2017-A, 7.00% 12/1/2046 (e)	1,780	1,813
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	19,120	18,983
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 12/1/2044	100	100
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2017-A, AGI, 0% 12/15/2056	13,690	2,902
		27,783
Massachusetts 0.15%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	30,470	31,658
New Jersey 0.00%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, NATL, 7.425% 2/15/2029	987	1,038
New York 0.28%
New York City GO Bonds, Fiscal 2025, Series 2025-H, 6.291% 2/1/2045	17,955	19,171
New York City GO Bonds, Fiscal 2025, Series 2025-H, 6.385% 2/1/2055	35,910	38,419
		57,590
Ohio 0.21%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	47,110	42,493
Puerto Rico 0.27%
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017 (m)	60	41
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2018 (m)	145	99
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2018 (m)(n)	700	479
American Funds Strategic Bond Fund — Page 47 of 58

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Puerto Rico (continued)	Principal amount (000)	Value (000)
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, 5.50% 7/1/2020 (m)	USD90	$62
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2021 (m)	1,415	969
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2021 (m)	2,000	1,370
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2023 (m)	140	96
Electric Power Auth., Power Rev. Bonds, Series 2010-DDD, 5.00% 7/1/2023 (m)	1,595	1,093
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2024 (m)	550	377
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.625% 7/1/2025 (m)	65	45
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.75% 7/1/2026 (m)	80	55
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2026 (m)	45	31
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2026 (m)	155	107
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2026 (m)	2,975	2,045
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.75% 7/1/2027 (m)	485	333
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.80% 7/1/2028 (m)	1,680	1,155
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.00% 7/1/2028 (m)	425	292
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032 (m)	1,240	852
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.25% 7/1/2033 (m)	4,650	3,197
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 6.75% 7/1/2036 (m)	490	337
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2037 (m)	495	340
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040 (m)	2,640	1,815
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042 (m)	825	567
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, AGI, 3.469% 7/1/2017 (m)	4,630	3,172
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 3.625% 7/1/2021 (m)	20	14
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021 (m)	525	360
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2022 (m)	4,865	3,332
Electric Power Auth., Power Rev. Ref. Bonds, Series 2008-WW, 5.50% 7/1/2038 (m)	1,795	1,234
GO Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2027	1,264	1,308
GO Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2029	1,243	1,330
GO Restructured Bonds, Series 2022-A-1, 5.75% 7/1/2031	1,207	1,339
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2033	1,145	1,133
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2035	1,029	1,005
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037	883	839
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	1,201	1,077
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2046	1,249	1,079
GO Restructured Bonds, CAB, Series 2022-A-1, 0% 7/1/2033	1,473	1,054
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (d)	4,724	3,130
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2046	50,777	17,340
		54,503
Texas 0.01%
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043 (e)	7,745	1,781
Washington 0.12%
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Bonds (North Pacific Paper Co. Recycling Project), Series 2020-B, 9.00% 12/1/2036 (e)	23,800	24,856
Wisconsin 0.16%
Public Fin. Auth., Certs. of Part. (Legacy Hills Capital Recovery Fee Projects), Series 2021, 0% 12/17/2061	11,375	11,375
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	21,585	21,366
		32,741
Total municipals		324,951
American Funds Strategic Bond Fund — Page 48 of 58

unaudited
Bonds, notes & other debt instruments (continued) Supranational debt 0.31% Financials 0.31%	Principal amount (000)	Value (000)
European Union 3.75% 10/12/2045	EUR54,590	$63,439
Federal agency bonds & notes 0.27%
Fannie Mae 0.875% 8/5/2030 (k)	USD19,166	16,743
Korea Housing Finance Corp. 4.625% 2/24/2028 (e)	14,900	15,104
Tennessee Valley Authority 4.375% 8/1/2034	23,053	23,323
		55,170
Total bonds, notes & other debt instruments (cost: $18,525,127,000)		18,139,164
Convertible bonds & notes 0.04% Information technology 0.04%
Microstrategy, Inc., convertible notes, 0% 12/1/2029 (e)	9,268	8,330
Total convertible bonds & notes (cost: $7,743,000)		8,330
Common stocks 0.02% Consumer discretionary 0.02%	Shares
Aimbridge Topco, LLC (g)(n)	37,845	2,930
NMG Parent, LLC (g)(n)	967	— (b)
		2,930
Energy 0.00%
New Fortress Energy, Inc., Class A (n)	327,772	725
Health care 0.00%
Endo, LP, Class A1 (e)(n)	314,185	200
Endo, LP, nonvoting shares (g)(n)	6,350,000	— (b)
		200
Total common stocks (cost: $7,875,000)		3,855
Short-term securities 14.17% Money market investments 14.17%
Capital Group Central Cash Fund 4.17% (o)(p)	29,106,505	2,910,650
Total short-term securities (cost: $2,910,661,000)		2,910,650
Options purchased (equity style) 0.00%
Options purchased (equity style)*		1,163
Total options purchased (equity style) (cost: $13,894,000)		1,163
Total investment securities 102.52% (cost: $21,465,300,000)		21,063,162
Other assets less liabilities (2.52)%		(518,337)
Net assets 100.00%		$20,544,825
American Funds Strategic Bond Fund — Page 49 of 58

unaudited
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 9/30/2025 (000)
Call
3 Month SOFR Futures Option	4,614	12/12/2025	USD96.50	USD1,153,500	$317
3 Month SOFR Futures Option	4,614	12/12/2025	97.00	1,153,500	86
3 Month SOFR Futures Option	4,615	12/12/2025	97.50	1,153,750	29
3 Month SOFR Futures Option	215	12/11/2026	98.00	53,750	42
					$474
Put
3 Month SOFR Futures Option	110,201	12/12/2025	USD95.69	USD27,550,250	$689
					$1,163
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2025 (000)
30 Day Federal Funds Futures	Long	22,975	11/3/2025	USD9,183,076	$(2,903)
3 Month Euro EURIBOR Futures	Short	6,945	12/15/2025	(1,997,166)	299
3 Month SOFR Futures	Long	11,650	12/17/2025	2,794,762	(5,417)
3 Month SOFR Futures	Short	4,040	3/18/2026	(972,781)	(681)
3 Month CORRA Futures	Long	10,386	6/17/2026	1,824,005	6,624
3 Month SOFR Futures	Short	1,187	6/17/2026	(286,379)	477
2 Year Euro-Schatz Futures	Long	8,589	12/10/2025	1,078,777	(1,438)
2 Year U.S. Treasury Note Futures	Long	91,863	1/6/2026	19,144,106	6,168
5 Year Euro-Bobl Futures	Long	2,743	12/10/2025	379,398	(470)
5 Year U.S. Treasury Note Futures	Long	11,017	1/6/2026	1,203,005	(945)
10 Year Euro-Bund Futures	Long	3,270	12/10/2025	493,599	565
10 Year Italy Government Bond Futures	Short	3,887	12/10/2025	(546,894)	(5,957)
10 Year French Government Bond Futures	Short	5,552	12/10/2025	(790,999)	87
10 Year Japanese Government Bond Futures	Short	1,484	12/22/2025	(1,362,629)	9,814
10 Year U.S. Treasury Note Futures	Short	17,341	12/31/2025	(1,950,862)	2,667
10 Year Ultra U.S. Treasury Note Futures	Short	19,372	12/31/2025	(2,229,293)	(19,372)
20 Year U.S. Treasury Note Futures	Long	5,610	12/31/2025	654,091	14,941
30 Year Euro-Buxl Futures	Short	2,279	12/10/2025	(306,310)	(4,203)
30 Year Ultra U.S. Treasury Bond Futures	Short	2,925	12/31/2025	(351,183)	(5,228)
					$(4,972)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Currency purchased (000)		Currency sold (000)
AUD	376,411	USD	248,237	HSBC Bank	10/7/2025	$861
USD	45,969	AUD	69,636	HSBC Bank	10/7/2025	(114)
USD	78,298	AUD	118,569	Citibank	10/7/2025	(168)
American Funds Strategic Bond Fund — Page 50 of 58

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	203,509	SEK	1,906,738	Bank of America	10/8/2025	$865
USD	312,759	PLN	1,134,981	UBS AG	10/8/2025	528
JPY	369,842	USD	2,496	JPMorgan Chase	10/8/2025	7
USD	4,619	SGD	5,945	Bank of America	10/8/2025	7
ZAR	453,437	USD	26,290	Goldman Sachs	10/8/2025	(48)
USD	51,646	ZAR	906,875	Goldman Sachs	10/8/2025	(837)
USD	32,543	MXN	612,004	Goldman Sachs	10/8/2025	(847)
SEK	953,247	USD	102,229	Morgan Stanley	10/8/2025	(920)
USD	8,673	EUR	7,380	Citibank	10/9/2025	4
BRL	189,562	USD	35,754	Citibank	10/9/2025	(217)
USD	69,015	BRL	379,123	JPMorgan Chase	10/9/2025	(2,058)
USD	124,458	GBP	92,040	Citibank	10/10/2025	666
USD	39,103	GBP	29,065	HSBC Bank	10/10/2025	10
USD	7,121	EUR	6,064	Citibank	10/10/2025	(3)
GBP	242,211	USD	327,799	Morgan Stanley	10/10/2025	(2,029)
USD	98,591	PHP	5,657,959	JPMorgan Chase	10/14/2025	1,647
CLP	74,789,700	USD	77,679	Morgan Stanley	10/14/2025	117
BRL	661,355	USD	124,632	Citibank	10/14/2025	(813)
INR	25,373,560	USD	287,535	HSBC Bank	10/14/2025	(2,165)
PHP	11,315,918	USD	197,893	Citibank	10/14/2025	(4,004)
USD	242,678	BRL	1,326,267	JPMorgan Chase	10/14/2025	(5,626)
USD	212,424	THB	6,724,819	UBS AG	10/16/2025	4,973
USD	212,940	THB	6,742,739	Citibank	10/16/2025	4,936
USD	202,238	CAD	277,681	Citibank	10/16/2025	2,547
EUR	163,800	GBP	141,999	Morgan Stanley	10/16/2025	1,514
USD	200,880	CAD	277,681	BNP Paribas	10/16/2025	1,189
THB	640,772	USD	20,136	JPMorgan Chase	10/16/2025	(369)
USD	41,981	JPY	6,120,737	Morgan Stanley	10/20/2025	497
JPY	8,654,900	EUR	49,946	BNP Paribas	10/20/2025	(57)
USD	305,974	CNH	2,170,666	Bank of New York Mellon	10/22/2025	949
USD	50,513	JPY	7,537,791	Morgan Stanley	10/22/2025	(586)
USD	208,616	EUR	177,096	Morgan Stanley	10/23/2025	387
USD	74,762	GBP	55,283	Citibank	10/27/2025	400
USD	48,313	CNH	342,834	Citibank	10/27/2025	120
USD	54,908	JPY	8,082,861	BNP Paribas	10/27/2025	81
USD	23,489	GBP	17,458	HSBC Bank	10/27/2025	6
EUR	5,083	MXN	110,000	Goldman Sachs	10/27/2025	(11)
INR	4,273,517	USD	48,049	JPMorgan Chase	10/27/2025	(26)
USD	86,138	PLN	313,302	Citibank	10/27/2025	(27)
CZK	3,961,246	USD	191,915	Citibank	10/27/2025	(741)
USD	128,705	MXN	2,378,864	Morgan Stanley	10/27/2025	(798)
BRL	759,000	USD	142,601	Citibank	10/27/2025	(990)
CLP	146,359,363	USD	153,882	HSBC Bank	10/27/2025	(1,630)
KRW	68,676,868	USD	48,787	Citibank	10/30/2025	186
COP	581,088,632	USD	148,569	UBS AG	10/30/2025	(957)
USD	96,545	EUR	81,980	UBS AG	11/3/2025	88
						$(3,456)
American Funds Strategic Bond Fund — Page 51 of 58

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
5.018%	Annual	SOFR	Annual	10/2/2025	USD288,880	$5	$—	$5
(0.445)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	EUR448,100	(2,281)	—	(2,281)
(0.452)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	448,100	(2,287)	—	(2,287)
4.2035%	Annual	SOFR	Annual	1/10/2026	USD371,166	137	—	137
4.184%	Annual	SOFR	Annual	1/10/2026	371,166	118	—	118
4.2045%	Annual	SOFR	Annual	1/10/2026	19,369	7	—	7
4.56%	Annual	SOFR	Annual	3/1/2026	1,316,500	3,203	—	3,203
4.568%	Annual	SOFR	Annual	3/1/2026	1,293,850	3,190	—	3,190
4.28066%	Annual	SOFR	Annual	3/31/2026	1,038,500	1,868	—	1,868
4.26959%	Annual	SOFR	Annual	3/31/2026	503,400	879	—	879
4.659%	Annual	SOFR	Annual	5/17/2026	2,287,900	11,577	—	11,577
SOFR	Annual	4.5265%	Annual	6/18/2026	575,078	(2,960)	—	(2,960)
SOFR	Annual	4.528%	Annual	6/18/2026	574,958	(2,966)	—	(2,966)
SOFR	Annual	4.5335%	Annual	6/18/2026	1,149,965	(5,975)	—	(5,975)
TONAR	Annual	(0.01246731)%	Annual	10/1/2026	JPY1,442,100	77	—	77
3.5405%	Annual	SOFR	Annual	1/23/2027	USD990,100	87	—	87
3.535%	Annual	SOFR	Annual	1/23/2027	1,289,500	23	—	23
3.53%	Annual	SOFR	Annual	1/23/2027	719,100	(33)	—	(33)
3.481%	Annual	SOFR	Annual	1/29/2027	537,700	(342)	—	(342)
3.4615%	Annual	SOFR	Annual	1/29/2027	1,075,400	(953)	—	(953)
SOFR	Annual	4.186%	Annual	2/18/2027	2,391,850	(21,485)	—	(21,485)
3.7645%	Annual	SOFR	Annual	2/20/2027	1,124,350	3,826	—	3,826
3.761%	Annual	SOFR	Annual	2/20/2027	562,850	1,889	—	1,889
2.578%	Semi-annual	Bank of Canada Overnight Repo	Semi-annual	6/17/2027	CAD1,029,700	3,196	—	3,196
2.602%	Semi-annual	Bank of Canada Overnight Repo	Semi-annual	6/18/2027	125,770	427	—	427
1.988%	Annual	6-month EURIBOR	Semi-annual	6/27/2027	EUR1,211,700	(3,449)	—	(3,449)
6-month PLN-WIBOR	Semi-annual	4.1575%	Annual	9/9/2027	PLN2,700,000	(926)	—	(926)
3.5325%	Annual	6-month CZK-PRIBOR	Semi-annual	9/9/2027	CZK15,300,000	(2,150)	—	(2,150)
3.6475%	Annual	SOFR	Annual	2/27/2028	USD1,407,200	11,098	—	11,098
TONAR	Annual	0.71306%	Annual	4/9/2028	JPY107,113,604	3,637	—	3,637
TONAR	Annual	0.715%	Annual	4/9/2028	107,113,604	3,623	—	3,623
TONAR	Annual	0.73%	Annual	4/19/2028	44,375,636	1,462	—	1,462
TONAR	Annual	0.73%	Annual	4/21/2028	32,899,178	1,086	—	1,086
U.S. EFFR	Annual	2.438%	Annual	1/11/2029	USD44,000	1,151	—	1,151
SOFR	Annual	3.528%	Annual	1/29/2030	192,800	(1,315)	—	(1,315)
SOFR	Annual	3.529%	Annual	1/29/2030	236,000	(1,620)	—	(1,620)
SOFR	Annual	3.5485%	Annual	1/29/2030	256,250	(1,959)	—	(1,959)
3.18%	Annual	SOFR	Annual	4/17/2030	83,050	(644)	—	(644)
3.275%	Annual	SOFR	Annual	4/18/2030	83,050	(314)	—	(314)
3.353%	Annual	SOFR	Annual	4/19/2030	83,050	(42)	—	(42)
3.342%	Annual	SOFR	Annual	4/19/2030	83,050	(80)	—	(80)
3.344%	Annual	SOFR	Annual	4/20/2030	83,100	(75)	—	(75)
3.128%	Annual	SOFR	Annual	4/28/2030	83,100	(835)	—	(835)
3.285%	Annual	SOFR	Annual	5/1/2030	83,100	(285)	—	(285)
3.259%	Annual	SOFR	Annual	5/1/2030	83,150	(376)	—	(376)
3.186%	Annual	SOFR	Annual	5/9/2030	83,150	(638)	—	(638)
3.215%	Annual	SOFR	Annual	5/10/2030	83,150	(536)	—	(536)
6-month EURIBOR	Semi-annual	2.2862%	Annual	5/14/2030	EUR56,030	212	—	212
American Funds Strategic Bond Fund — Page 52 of 58

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
6-month EURIBOR	Semi-annual	2.2892%	Annual	5/14/2030	EUR56,030	$204	$—	$204
6-month EURIBOR	Semi-annual	2.2967%	Annual	5/14/2030	56,030	182	—	182
3.95%	Annual	6-month NOK-NIBOR	Semi-annual	5/14/2030	NOK693,000	(370)	—	(370)
3.945%	Annual	6-month NOK-NIBOR	Semi-annual	5/14/2030	1,386,000	(770)	—	(770)
6-month EURIBOR	Semi-annual	2.3102%	Annual	5/16/2030	EUR56,720	149	—	149
6-month EURIBOR	Semi-annual	2.3207%	Annual	5/16/2030	56,720	119	—	119
6-month EURIBOR	Semi-annual	2.3262%	Annual	5/16/2030	56,720	103	—	103
4.045%	Annual	6-month NOK-NIBOR	Semi-annual	5/16/2030	NOK693,000	(100)	—	(100)
4.0315%	Annual	6-month NOK-NIBOR	Semi-annual	5/16/2030	1,386,100	(278)	—	(278)
6-month EURIBOR	Semi-annual	2.3267%	Annual	5/19/2030	EUR56,500	104	—	104
6-month EURIBOR	Semi-annual	2.3327%	Annual	5/19/2030	56,500	86	—	86
4.0485%	Annual	6-month NOK-NIBOR	Semi-annual	5/19/2030	NOK1,386,000	(184)	—	(184)
3.29%	Annual	SOFR	Annual	5/19/2030	USD99,650	(331)	—	(331)
6-month NOK-NIBOR	Semi-annual	3.83%	Annual	6/26/2030	NOK2,330,510	2,438	—	2,438
2.2308%	Annual	6-month EURIBOR	Semi-annual	6/26/2030	EUR190,140	(1,335)	—	(1,335)
3.785%	Annual	SONIA	Annual	9/16/2030	GBP274,520	(963)	—	(963)
3.788%	Annual	SONIA	Annual	9/18/2030	278,800	(932)	—	(932)
3.822%	Annual	SONIA	Annual	9/19/2030	188,630	(248)	—	(248)
3.804%	Annual	SONIA	Annual	9/19/2030	188,630	(451)	—	(451)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	USD153,800	19,257	—	19,257
Overnight MXN-F-TIIE	28-day	8.83%	28-day	1/27/2031	MXN744,450	(2,650)	—	(2,650)
SOFR	Annual	3.326%	Annual	9/19/2032	USD925,968	9,077	—	9,077
SOFR	Annual	3.4225%	Annual	9/22/2032	927,801	3,572	—	3,572
SOFR	Annual	3.10%	Annual	6/20/2033	45,150	1,309	—	1,309
SOFR	Annual	3.175%	Annual	2/1/2038	10,350	571	—	571
3.095%	Annual	SOFR	Annual	9/27/2048	13,750	(1,839)	—	(1,839)
U.S. EFFR	Annual	0.6193%	Annual	4/6/2050	12,600	6,542	—	6,542
U.S. EFFR	Annual	0.60602%	Annual	4/6/2050	5,800	3,023	—	3,023
U.S. EFFR	Annual	0.616917%	Annual	4/6/2050	5,200	2,702	—	2,702
SOFR	Annual	3.02%	Annual	1/12/2053	118,900	18,661	—	18,661
SOFR	Annual	3.01413%	Annual	1/12/2053	59,462	9,391	—	9,391
SOFR	Annual	2.974%	Annual	4/17/2053	26,100	4,312	—	4,312
SOFR	Annual	3.044%	Annual	4/18/2053	26,350	4,043	—	4,043
SOFR	Annual	3.0875%	Annual	4/19/2053	26,300	3,842	—	3,842
SOFR	Annual	3.1035%	Annual	4/19/2053	26,250	3,764	—	3,764
SOFR	Annual	3.0895%	Annual	4/20/2053	26,300	3,833	—	3,833
SOFR	Annual	2.9405%	Annual	4/28/2053	26,250	4,486	—	4,486
SOFR	Annual	3.0535%	Annual	5/1/2053	52,550	7,981	—	7,981
SOFR	Annual	3.085%	Annual	5/9/2053	26,550	3,892	—	3,892
SOFR	Annual	3.1135%	Annual	5/10/2053	26,400	3,743	—	3,743
SOFR	Annual	3.1605%	Annual	5/19/2053	31,750	4,251	—	4,251
SOFR	Annual	3.6765%	Annual	2/20/2054	102,692	4,770	—	4,770
SOFR	Annual	3.6815%	Annual	2/20/2054	98,500	4,491	—	4,491
SOFR	Annual	3.7205%	Annual	2/21/2054	82,208	3,199	—	3,199
SOFR	Annual	3.6745%	Annual	2/28/2054	114,450	5,354	—	5,354
						$127,252	$—	$127,252
American Funds Strategic Bond Fund — Page 53 of 58

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Swap contracts (continued)

Interest rate swaps (continued)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
12%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL1,114,636	$(7,498)	$—	$(7,498)
12.03167%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	1,794,083	(11,795)	—	(11,795)
11.49%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	3,611,800	(32,897)	—	(32,897)
12.4875%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	138,150	(813)	—	(813)
12.515%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	200,823	(1,141)	—	(1,141)
12.36%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	171,042	(1,176)	—	(1,176)
12.5%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	276,000	(1,598)	—	(1,598)
12.30585%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	1,626,930	(11,871)	—	(11,871)
							$(68,789)	$—	$(68,789)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD206,974	$(4,689)	$(4,620)	$(69)
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030	4,209,877	(335,506)	(249,562)	(85,944)
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	1,042,129	(23,613)	(23,258)	(355)
					$(363,808)	$(277,440)	$(86,368)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (q) (000)	Value at 9/30/2025 (r) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
CDX.NA.HY.45	5.00%	Quarterly	12/20/2030	USD 234,240	$18,069	$17,858	$211
Investments in affiliates (s)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend or interest income (000)
Short-term securities 14.17%
Money market investments 14.17%
Capital Group Central Cash Fund 4.17% (o)	$790,455	$7,194,551	$5,074,074	$(170)	$(112)	$2,910,650	$55,465
American Funds Strategic Bond Fund — Page 54 of 58

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Restricted securities (j)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (i)	9/29/2025	$10,174	$11,173	0.06%
Modec Finance BV 7.84% 7/15/2026 (g)	7/28/2023	9,000	9,112	0.04
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.288% 9/13/2029 (d)(h)	9/13/2023	792	810	0.00 (t)
Total		$19,966	$21,095	0.10%

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)	Amount less than one thousand.
(c)	Represents securities transacted on a TBA basis.
(d)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(e)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,387,009,000, which represented 21.35% of the net assets of the fund.

(f)	Step bond; coupon rate may change at a later date.
(g)	Value determined using significant unobservable inputs.
(h)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $59,334,000, which represented 0.29% of the net assets of the fund.

(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(j)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(k)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $571,019,000, which represented 2.78% of the net assets of the fund.
(l)	Index-linked bond whose principal amount moves with a government price index.
(m)	Scheduled interest and/or principal payment was not received.
(n)	Security did not produce income during the last 12 months.
(o)	Rate represents the seven-day yield at 9/30/2025.
(p)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(q)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(r)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

(s)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(t)	Amount less than 0.01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
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Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of options on futures while held was $37,088,529,000. The average month-end notional amount of futures contracts while held was $44,312,024,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $4,879,987,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $47,037,866,000 and $6,233,555,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
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Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of September 30, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$6,348,096	$54,313	$6,402,409
Corporate bonds, notes & loans	—	6,300,261	21,256	6,321,517
U.S. Treasury bonds & notes	—	2,665,157	—	2,665,157
Bonds & notes of governments & government agencies outside the U.S.	—	1,249,826	—	1,249,826
Asset-backed obligations	—	1,056,695	—	1,056,695
Municipals	—	324,951	—	324,951
Supranational debt	—	63,439	—	63,439
Federal agency bonds & notes	—	55,170	—	55,170
Convertible bonds & notes	—	8,330	—	8,330
Common stocks	725	200	2,930	3,855
Short-term securities	2,910,650	—	—	2,910,650
Options purchased on futures (equity style)	1,163	—	—	1,163
Total	$2,912,538	$18,072,125	$78,499	$21,063,162

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$41,642	$—	$—	$41,642
Unrealized appreciation on open forward currency contracts	—	22,585	—	22,585
Unrealized appreciation on centrally cleared interest rate swaps	—	133,891	—	133,891
Unrealized depreciation on bilateral interest rate swaps	—	(68,789)	—	(68,789)
Unrealized appreciation on centrally cleared credit default swaps	—	211	—	211
Liabilities:
Unrealized depreciation on futures contracts	(46,614)	—	—	(46,614)
Unrealized depreciation on open forward currency contracts	—	(26,041)	—	(26,041)
Unrealized depreciation on centrally cleared interest rate swaps	—	(6,639)	—	(6,639)
Unrealized depreciation on centrally cleared credit default swaps	—	(86,368)	—	(86,368)
Total	$(4,972)	$(31,150)	$—	$(36,122)
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Strategic Bond Fund — Page 57 of 58

unaudited

Key to abbreviation(s)
AGI = Assured Guaranty insured
AMT = Alternative Minimum Tax
Assn. = Association
AUD = Australian dollars
Auth. = Authority
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAB = Capital Appreciation Bonds
CAD = Canadian dollars
Certs. = Certificates
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
COP = Colombian pesos
CORRA = Canadian Overnight Repo Rate Average
CZK = Czech korunas
DAC = Designated Activity Company
Dev. = Development
Dist. = District
Econ. = Economic
EFFR = Effective Federal Funds Rate
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
F-TIIE = Funding Equilibrium Interbank Interest Rate

GBP = British pounds
GO = General Obligation
ICE = Intercontinental Exchange, Inc.
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
NATL = National Public Finance Guarantee Corp. insured
NIBOR = Norwegian Interbank Offered Rate
NOK = Norwegian kroner
Part. = Participation
PHP = Philippine pesos
PIK = Payment In Kind
PLN = Polish zloty
PRIBOR = Prague Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
THB = Thai baht
TONAR = Tokyo Overnight Average Rate
USD = U.S. dollars
UST = U.S. Treasury
WIBOR = Warsaw Interbank Offered Rate
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP3-112-1125
American Funds Strategic Bond Fund — Page 58 of 58